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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-02565
Voya Money Market Portfolio
(Exact name of registrant as specified in charter)
7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)
CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-992-0180
Date of fiscal year end: December 31
Date of reporting period: January 1, 2015 to June 30, 2015

Item 1. Reports to Stockholders.
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
June 30, 2015
Classes ADV, I, S, S2 and T
Voya Variable Product Funds
■
Voya Balanced Portfolio

■
Voya Global Value Advantage Portfolio

■
Voya Growth and Income Portfolio

■
Voya Intermediate Bond Portfolio

■
Voya Money Market Portfolio

■
Voya Small Company Portfolio

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Should I Stay or Should I Go?
Dear Shareholder,
The lyrics of The Clash’s 1981 hit referenced in the title of this letter seem to fit the current impasse between Greece and the leadership of the euro zone: “If I go there will be trouble / and if I stay it will be double.”
In a referendum on July 5, Greek voters decisively rejected what they perceived as unreasonable demands by the European Union: further tax increases and spending cuts as a condition for continued support. The country then missed a scheduled debt payment to the International Monetary Fund; Greek citizens endured more than three weeks of intensified hardship as banks closed and money got scarce. As of this writing, Greece has accepted the terms of a third bailout offer. Approval of the new offer forestalls a Greek euro zone exit and keep Greek banks open, but it remains unclear whether Greece can live up to the demands of the deal and reform its economy.
Will the problems in Greece spill over into the global financial markets? We believe that some investors may seek perceived safety by bidding up the prices of U.S. Treasury securities. Also, there may be volatility in European and Asian equity markets, where the Greek situation might amplify other, local challenges. In aggregate, however, we believe the effects on the global economy and financial markets will be contained.
As always, it’s important to keep focused on your long-term reasons for investing and not get distracted by day-to-day market gyrations. We believe that attempting to time markets is more often than not an exercise in futility and can impair your portfolio’s potential to help achieve your long-term goals. Please thoroughly discuss any contemplated changes with your investment advisor before taking any action.
At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,

Shaun Mathews
President and Chief Executive Officer
August 5, 2015
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

Market Perspective: Six Months Ended June 30, 2015

After a volatile last few months of 2014, global equities, represented by the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, maintained an uneven advance in the first half of our fiscal year. The Index rose 4.14% over the six months, but by the end the forces driving financial markets had substantially changed. (The Index returned 2.63% for the six-months ended June 30, 2015, measured in U.S. dollars.)
For much of 2014 it seemed that the only credible major growth story in the world was that the U.S. Markets took the October end of U.S. quantitative easing in stride and much of the economic data remained positive into 2015. In particular, employment was a source of strength. While reservations remained about the low labor force participation rate and sluggish wage growth, by June more than 200,000 jobs had been created in 14 out of the previous 15 months and the unemployment rate was down to 5.5%. New and existing home sales ended the period at the highest rates since before 2010.
But other reports painted a less optimistic picture. Gross domestic product (“GDP”) fell 0.2% annualized in the first quarter of 2015, in part due to the effects of another harsh winter, after rising 2.2% in the previous quarter. Industrial production and factory orders seemed to be in a downward drift. Other series showed no clear pattern, like retail sales, despite lower gasoline prices. As for oil prices, the price of a barrel of oil bounced from its mid-March low, but still ended June at two thirds of its level nine months earlier. While this would boost consumption in time, the more immediate effect was to reduce profits and investment in the energy sector and in industries that service it.
Superimposed on this was the prospect of rising U.S. interest rates. The U.S. Federal Reserve Board’s (“Fed’s”) June report suggested at least one increase by the end of 2015, while stressing that the process would be data driven and the trajectory of increases low. But the Fed had not increased rates for nine years and many investors feared that it would feel pressed to act before the economy was really ready.
Outside of the U.S., annual GDP growth in China decelerated to 7.0% in the first quarter of 2015, the slowest in six years, depressing in addition demand in the world’s commodity supplying countries. Japan was still struggling to create inflation despite the central bank’s accumulation of 20% of all in-force Japanese government bonds.
But it was the euro zone that attracted most of the attention. The region entered 2015 after growth of barely 1% in 2014, unemployment perched at 11.5% and consumer prices falling. In Greece, a new government was mandated in January to ease the terms of its €240 billion bailout and roll back reforms. Its attempts to do so were repelled by creditors and as June ended, Greece, with its banks shuttered, faced ejection from the euro zone, with unknowable side effects. But by then the European Central Bank had at last implemented a program of quantitative easing, the elixir that despite all else, might drive asset prices higher, judging from the experience of the U.S. and Japan. The euro and its interest rates fell: good for business, and within a few weeks it seemed, the gloomy euro zone data were turning. The unemployment rate edged down to 11.1%, prices stopped falling and GDP rose 0.4% in the first quarter of 2015. Increasingly, buy euro zone equities, preferably currency-hedged, sell U.S., was the trade in the news.
In U.S. fixed income markets, the Treasury yield curve steepened through June and the Barclays Long-Term U.S. Treasury sub-index returned -4.67%. The Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds, lost just 0.10%, reflecting small moves in major sub-indices: Barclays U.S. Corporate Investment Grade Bond -0.92%; Barclays U.S. Mortgage Backed Securities 0.31% and Barclays U.S. Treasury Bond 0.03%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) returned 2.53%.
U.S. equities, represented by the S&P 500® Index including dividends, gained 1.23% in the first half of the fiscal year. The mergers and acquisitions driven health care sector did best, soaring 24.17%. Three sectors lost ground: not surprisingly led by energy, down 22.20%. S&P 500® earnings per share were still edging up, despite the effect of lower energy prices and the strong dollar on the value of overseas revenues. They were boosted in part by continuing high levels of share buybacks: $553 billion in 2014, the highest since 2007.
In currencies, the dollar rallied strongly against the euro, up 8.53% on the euro, as euro zone quantitative easing drove down interest rates. The dollar gained 2.27% on the yen, after continued monetary easing in Japan and a partial re-allocation into non-yen securities for the giant Government Pension Investment Fund (“GPIF”). But the dollar slipped 0.86% against the pound. The UK has a comparable growth story to the U.S., and an acceleration in average wages reported in June, brought forward the likelihood of a rate increase.
In international markets, the MSCI Japan® Index surged 15.96%, with exporters benefiting from the lower yen and all sectors from the GPIF’s rebalancing into stocks. The MSCI Europe ex UK® Index gained 10.16%, eclipsing in April its previous record from 2007. Quantitative easing, plus the declining euro that went with it, ultimately trumped the still weak economic data and Greece-driven uncertainties that prevailed through most of the period. The MSCI UK® Index added just 1.13%, with sizeable losses from the energy and materials sectors. The 15 largest names in the UK index: multinationals accounting for half of its value, returned an average of  -1.05%.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long-Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Mortgage Backed Securities Index	The Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*
Voya Balanced Portfolio
Class I	$1,000.00	$1,012.70	0.62%	$3.09	$1,000.00	$1,021.72	0.62%	$3.11
Class S	1,000.00	1,011.40	0.87	4.34	1,000.00	1,020.48	0.87	4.36
Voya Global Value Advantage Portfolio
Class ADV	$1,000.00	$1,042.80	1.09%	$5.52	$1,000.00	$1,019.39	1.09%	$5.46
Class I(1)	1,000.00	998.30	0.59	1.89	1,000.00	1,014.14	0.59	1.90
Class S	1,000.00	1,045.20	0.84	4.26	1,000.00	1,020.63	0.84	4.21
Class S2(1)	1,000.00	997.30	0.99	3.17	1,000.00	1,012.85	0.99	3.19
Class T(1)	1,000.00	997.30	1.19	3.81	1,000.00	1,012.21	1.19	3.84
Voya Growth and Income Portfolio
Class ADV	$1,000.00	$1,014.90	1.03%	$5.15	$1,000.00	$1,019.69	1.03%	$5.16
Class I	1,000.00	1,016.70	0.58	2.90	1,000.00	1,021.92	0.58	2.91
Class S	1,000.00	1,015.50	0.83	4.15	1,000.00	1,020.68	0.83	4.16
Class S2	1,000.00	1,014.90	0.98	4.90	1,000.00	1,019.93	0.98	4.91

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*
Voya Intermediate Bond Portfolio
Class ADV	$1,000.00	$1,000.30	0.98%	$4.86	$1,000.00	$1,019.93	0.98%	$4.91
Class I	1,000.00	1,002.60	0.48	2.38	1,000.00	1,022.41	0.48	2.41
Class S	1,000.00	1,001.10	0.73	3.62	1,000.00	1,021.17	0.73	3.66
Class S2	1,000.00	1,001.10	0.88	4.37	1,000.00	1,020.43	0.88	4.41
Voya Money Market Portfolio
Class I	$1,000.00	$1,000.10	0.22%	$1.09	$1,000.00	$1,023.70	0.22%	$1.10
Class S	1,000.00	1,000.10	0.22	1.09	1,000.00	1,023.70	0.22	1.10
Voya Small Company Portfolio
Class ADV	$1,000.00	$1,052.90	1.34%	$6.82	$1,000.00	$1,018.15	1.34%	$6.71
Class I	1,000.00	1,055.00	0.84	4.28	1,000.00	1,020.63	0.84	4.21
Class S	1,000.00	1,053.80	1.09	5.55	1,000.00	1,019.39	1.09	5.46

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

(1)
Commencement of operations was March 5, 2015. Expenses paid for the actual Portfolio’s return reflect the 117-day period ended June 30, 2015.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited)

	Voya Balanced Portfolio	Voya Global Value Advantage Portfolio	Voya Growth and Income Portfolio
ASSETS:
Investments in securities at fair value+*	$451,713,689	$747,166,331	$3,946,030,409
Investments in affiliated underlying funds at fair value**	12,487,390	—	—
Short-term investments at fair value***	26,752,485	21,052,117	17,960,186
Total investments at fair value	$490,953,564	$768,218,448	$3,963,990,595
Cash	22,776,770	15,873	102,207
Cash collateral for futures	2,726,333	—	—
Cash pledged for centrally cleared swaps (Note 2)	550,000	—	—
Cash pledged as collateral for OTC derivatives (Note 2)	500,000	—	—
Foreign currencies at value****	261,953	323,984	—
Foreign cash collateral for futures*****	33,792	—	—
Receivables:
Investment in affiliated underlying funds sold	12,649,049	—	—
Investment securities sold	—	33,772,080	97,445,314
Investment securities sold on a delayed-delivery or when-issued basis	9,816,962	—	—
Fund shares sold	101,193	77,817	79,707
Dividends	534,320	2,362,521	7,499,131
Interest	843,716	—	—
Foreign tax reclaims	91,766	577,209	—
Variation margin	4,827	—	—
Unrealized appreciation on forward foreign currency contracts	303,182	—	—
Variation margin receivable on centrally cleared swaps	81,736	—	—
Prepaid expenses	1,895	669	17,167
Other assets	128,074	10,228	523,138
Total assets	542,359,132	805,358,829	4,069,657,259
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	11,785,659	—	—
Payable for investment securities purchased	—	22,748,214	3,842,742
Payable for investment securities purchased on a delayed-delivery or when-issued basis	20,274,695	—	—
Payable for fund shares redeemed	78,085	461,030	770,798
Payable upon receipt of securities loaned	16,243,485	12,053,117	—
Unrealized depreciation on forward foreign currency contracts	819,706	—	—
Cash received as collateral for OTC derivatives (Note 2)	280,000	—	—
Payable for investment management fees	228,796	356,923	1,894,590
Payable for distribution and shareholder service fees	972	147,897	632,558
Payable for directors fees	2,555	3,337	21,218
Payable to directors under the deferred compensation plan (Note 6)	128,074	10,228	523,138
Payable for proxy and solicitation costs (Note 6)	—	145,900	—
Other accrued expenses and liabilities	183,062	109,945	518,621
Written options, at fair value^	799,491	—	—
Total liabilities	50,824,580	36,036,591	8,203,665
NET ASSETS	$491,534,552	$769,322,238	$4,061,453,594
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$477,679,069	$772,242,885	$3,057,718,413
Undistributed net investment income	5,204,360	9,630,531	34,789,982
Accumulated net realized gain (loss)	(11,124,422)	320,901	152,603,649
Net unrealized appreciation (depreciation)	19,775,545	(12,872,079)	816,341,550
NET ASSETS	$491,534,552	$769,322,238	$4,061,453,594
+ Including securities loaned at value	$15,885,439	$11,630,335	$—
* Cost of investments in securities	$430,766,944	$759,979,245	$3,129,688,859
** Cost of investments in affiliated underlying funds	$12,582,809	$—	$—
*** Cost of short-term investments	$26,752,485	$21,052,117	$17,960,186
**** Cost of foreign currencies	$261,642	$336,089	$—
***** Cost of foreign cash collateral for futures	$33,792	$—	$—
^ Premiums received on written options	$784,948	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited) (continued)

	Voya Balanced Portfolio	Voya Global Value Advantage Portfolio	Voya Growth and Income Portfolio
Class ADV
Net assets	n/a	$24,817,499	$1,262,187,944
Shares authorized	n/a	100,000,000	unlimited
Par value	n/a	$0.001	$1.000
Shares outstanding	n/a	2,612,832	41,077,384
Net asset value and redemption price per share	n/a	$9.50	$30.73
Class I
Net assets	$486,883,923	$189,505,027	$2,062,215,871
Shares authorized	500,000,000	100,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	33,455,273	19,814,902	66,218,072
Net asset value and redemption price per share	$14.55	$9.56	$31.14
Class S
Net assets	$4,650,629	$486,760,940	$736,811,288
Shares authorized	500,000,000	200,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	321,180	50,889,629	23,937,570
Net asset value and redemption price per share	$14.48	$9.57	$30.78
Class S2
Net assets	n/a	$306,298	$238,491
Shares authorized	n/a	100,000,000	unlimited
Par value	n/a	$0.001	$1.000
Shares outstanding	n/a	32,450	7,803
Net asset value and redemption price per share	n/a	$9.44	$30.56
Class T
Net assets	n/a	$67,932,474	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	7,192,766	n/a
Net asset value and redemption price per share	n/a	$9.44	n/a
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited)

	Voya Intermediate Bond Portfolio	Voya Money Market Portfolio	Voya Small Company Portfolio
ASSETS:
Investments in securities at fair value+*	$4,321,255,036	$—	$622,409,393
Investments in affiliates at fair value**	567,447,359	—	—
Short-term investments at fair value***	343,424,448	—	37,774,708
Total investments at fair value	$5,232,126,843	$—	$660,184,101
Short-term investments at amortized cost	—	571,238,808	—
Cash	89,079	478	717
Cash collateral for futures	2,900,831	—	—
Cash pledged for centrally cleared swaps (Note 2)	4,407,000	—	—
Cash pledged as collateral for delayed-delivery or when-issued securities (Note 2)	4,026,318	—	—
Receivables:
Investment securities sold	99,528,834	—	2,488,379
Investment securities sold on a delayed-delivery or when-issued basis	1,025,390,471	—	—
Fund shares sold	770,454	437,410	37,820
Dividends	979,469	3,238	702,810
Interest	23,430,246	261,744	—
Unrealized appreciation on forward foreign currency contracts	947,562	—	—
Prepaid expenses	19,129	2,639	2,445
Other assets	343,499	197,098	53,584
Total assets	6,394,959,735	572,141,415	663,469,856
LIABILITIES:
Payable for investment securities purchased	157,585,438	—	3,828,146
Payable for investment securities purchased on a delayed-delivery or when-issued basis	1,697,853,850	—	—
Payable for fund shares redeemed	5,058,438	216,111	1,118,927
Payable upon receipt of securities loaned	14,034,788	—	11,640,708
Unrealized depreciation on forward foreign currency contracts	2,024,444	—	—
Variation margin payable on centrally cleared swaps	995	—	—
Payable for investment management fees	1,688,964	143,716	431,681
Payable for distribution and shareholder service fees	764,690	13	26,397
Payable to custodian due to foreign currency overdraft****	7,331,557	—	—
Payable for directors fees	95,419	2,931	3,215
Payable to directors under the deferred compensation plan (Note 6)	343,499	197,098	53,584
Other accrued expenses and liabilities	74,574	56,358	87,959
Total liabilities	1,886,856,656	616,227	17,190,617
NET ASSETS	$4,508,103,079	$571,525,188	$646,279,239
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$4,594,944,490	$571,633,336	$487,779,429
Undistributed (distributions in excess of) net investment income	65,070,629	(139,822)	803,057
Accumulated net realized gain (loss)	(165,396,169)	31,674	34,258,105
Net unrealized appreciation	13,484,129	—	123,438,648
NET ASSETS	$4,508,103,079	$571,525,188	$646,279,239
+ Including securities loaned at value	$13,685,074	$—	$11,382,397
* Cost of investments in securities	$4,274,730,459	$—	$498,970,745
** Cost of investments in affiliates	$593,382,834	$—	$—
*** Cost of short-term investments	$343,390,679	$—	$37,774,708
**** Cost of foreign currency overdraft	$7,331,556	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited) (continued)

	Voya Intermediate Bond Portfolio	Voya Money Market Portfolio	Voya Small Company Portfolio
Class ADV
Net assets	$191,442,553	n/a	$5,836,262
Shares authorized	unlimited	n/a	100,000,000
Par value	$1.000	n/a	$0.001
Shares outstanding	14,973,199	n/a	288,277
Net asset value and redemption price per share	$12.79	n/a	$20.25
Class I
Net assets	$1,019,816,145	$571,419,113	$524,640,247
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	78,968,498	571,269,113	25,000,828
Net asset value and redemption price per share	$12.91	$1.00	$20.98
Class S
Net assets	$3,268,512,344	$106,075	$115,802,730
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	254,893,945	106,051	5,625,651
Net asset value and redemption price per share	$12.82	$1.00	$20.58
Class S2
Net assets	$28,332,037	n/a	n/a
Shares authorized	unlimited	n/a	n/a
Par value	$1.000	n/a	n/a
Shares outstanding	2,216,567	n/a	n/a
Net asset value and redemption price per share	$12.78	n/a	n/a
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2015 (Unaudited)

	Voya Balanced Portfolio	Voya Global Value Advantage Portfolio	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$4,388,555	$—	$—	$12,993,328
Dividends, net of foreign taxes withheld*	—	11,788,375	51,468,713	55,646
Interest	2,023,881	782	1,499	70,701,655
Securities lending income, net	60,917	202,217	2,936	448,269
Total investment income	6,473,353	11,991,374	51,473,148	84,198,898
EXPENSES:
Investment management fees(1)	1,351,537	1,413,485	11,226,549	9,945,413
Distribution and shareholder service fees:
Class ADV	—	41,933	3,292,218	482,094
Class S	5,984	477,369	966,495	4,240,104
Class S2	—	667	587	54,790
Class T	—	173,022	—	—
Transfer agent fees	300	180	5,715	5,107
Administrative service fees(1)	168,681	150,033	1,404,051	1,545,047
Shareholder reporting expense	32,432	10,040	117,845	127,173
Professional fees	20,806	10,995	82,786	91,611
Custody and accounting expense	95,021	72,345	196,616	207,221
Directors fees	7,664	10,011	63,656	69,911
Miscellaneous expense	14,344	6,473	93,250	68,343
Interest expense	84	644	1,907	491
Total expenses	1,696,853	2,367,197	17,451,675	16,837,305
Net waived and reimbursed fees	(114,019)	(34,738)	(1,276,663)	(1,051,018)
Net expenses	1,582,834	2,332,459	16,175,012	15,786,287
Net investment income	4,890,519	9,658,915	35,298,136	68,412,611
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	17,079,332	23,168,224	277,158,885	6,252,285
Sale of investments in affiliates	—	—	—	(2,019,122)
Foreign currency related transactions	(604,074)	49,410	12,250	580,640
Futures	894,179	—	963,331	(14,955,841)
Swaps	87,707	—	—	3,708,912
Written options	161,065	—	—	(1,886,618)
Net realized gain (loss)	17,618,209	23,217,634	278,134,466	(8,319,744)
Net change in unrealized appreciation (depreciation) on:
Investments	(15,264,374)	(17,601,134)	(241,652,689)	(40,465,698)
Affiliated underlying funds	(75,910)	—	—	(3,155,040)
Foreign currency related transactions	(5,009)	(24,641)	2,758	(840,881)
Futures	(144,686)	—	(726,481)	(7,929,475)
Swaps	(152,484)	—	—	2,275,667
Written options	(17,991)	—	—	—
Net change in unrealized appreciation (depreciation)	(15,660,454)	(17,625,775)	(242,376,412)	(50,115,427)
Net realized and unrealized gain (loss)	1,957,755	5,591,859	35,758,054	(58,435,171)
Increase in net assets resulting from operations	$6,848,274	$15,250,774	$71,056,190	$9,977,440
* Foreign taxes withheld	$150,515	$862,333	$183,114	$—

(1)
Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2015 (Unaudited)

	Voya Money Market Portfolio	Voya Small Company Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$17,579	$3,607,820
Interest, net of foreign taxes withheld*	606,810	—
Securities lending income, net	—	75,422
Total investment income	624,389	3,683,242
EXPENSES:
Investment management fees(1)	822,717	2,499,533
Distribution and shareholder service fees:
Class ADV	—	14,457
Class S	131	142,877
Class S2(2)	—	11
Transfer agent fees	388	521
Administrative service fees(1)	194,439	210,498
Shareholder reporting expense	24,210	20,634
Professional fees	15,020	20,350
Custody and accounting expense	34,530	39,820
Directors fees	8,795	9,644
Miscellaneous expense	15,370	16,999
Interest expense	524	72
Total expenses	1,116,124	2,975,416
Net waived and reimbursed fees	(491,735)	(143,478)
Net expenses	624,389	2,831,938
Net investment income	—	851,304
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	31,775	41,750,145
Net realized gain	31,775	41,750,145
Net change in unrealized appreciation (depreciation) on:
Investments	—	(8,274,173)
Net change in unrealized appreciation (depreciation)	—	(8,274,173)
Net realized and unrealized gain	31,775	33,475,972
Increase in net assets resulting from operations	$31,775	$34,327,276
* Foreign taxes withheld	$267	$12,824

(1)
Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

(2)
Class S2 for Voya Small Company Portfolio liquidated on May 28, 2015.

See Accompanying Notes to Financial Statements

Statements of Changes in Net Assets (Unaudited)

	Voya Balanced Portfolio		Voya Global Value Advantage Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$4,890,519	$11,612,453	$9,658,915	$4,050,134
Net realized gain	17,618,209	36,367,262	23,217,634	11,266,385
Net change in unrealized appreciation (depreciation)	(15,660,454)	(15,716,533)	(17,625,775)	(6,805,584)
Increase in net assets resulting from operations	6,848,274	32,263,182	15,250,774	8,510,935
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(34,754)
Class I	(9,483,192)	(8,604,651)	(1,130,564)	—
Class S	(77,986)	(78,141)	(2,463,068)	(5,096,647)
Class S2	—	—	(1,762)	—
Class T	—	—	(416,187)	—
Total distributions	(9,561,178)	(8,682,792)	(4,011,581)	(5,131,401)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,817,106	7,209,160	119,911,040	7,948,827
Proceeds from shares issued in merger (Note 15)	—	—	646,506,805	—
Reinvestment of distributions	9,561,178	8,682,792	4,011,581	5,131,401
	11,378,284	15,891,952	770,429,426	13,080,228
Cost of shares redeemed	(29,140,627)	(71,405,477)	(182,106,671)	(27,339,058)
Net increase (decrease) in net assets resulting from capital share transactions	(17,762,343)	(55,513,525)	588,322,755	(14,258,830)
Net increase (decrease) in net assets	(20,475,247)	(31,933,135)	599,561,948	(10,879,296)
NET ASSETS:
Beginning of year or period	512,009,799	543,942,934	169,760,290	180,639,586
End of year or period	$491,534,552	$512,009,799	$769,322,238	$169,760,290
Undistributed net investment income at end of year or period	$5,204,360	$9,875,019	$9,630,531	$3,983,197
See Accompanying Notes to Financial Statements

Statements of Changes in Net Assets (Unaudited)

	Voya Growth and Income Portfolio		Voya Intermediate Bond Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$35,298,136	$77,340,845	$68,412,611	$135,438,503
Net realized gain (loss)	278,134,466	526,847,895	(8,319,744)	87,219,936
Net change in unrealized appreciation (depreciation)	(242,376,412)	(164,946,310)	(50,115,427)	19,693,504
Increase in net assets resulting from operations	71,056,190	439,242,430	9,977,440	242,351,943
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(20,253,935)	(358,856)	(5,558,145)
Class I	—	(41,711,859)	(1,901,678)	(31,200,782)
Class S	—	(13,490,161)	(6,230,709)	(106,574,035)
Class S2	—	(3,255)	(50,471)	(161,042)
Net realized gains:
Class ADV	—	(149,931,317)	—	—
Class I	—	(235,869,791)	—	—
Class S	—	(87,990,084)	—	—
Class S2	—	(34,844)	—	—
Total distributions	—	(549,285,246)	(8,541,714)	(143,494,004)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,771,320	46,421,375	187,286,534	215,719,028
Proceeds from shares issued in merger (Note 15)	—	—	—	2,882,928,925
Reinvestment of distributions	—	548,990,972	8,541,141	143,483,422
	10,771,320	595,412,347	195,827,675	3,242,131,375
Cost of shares redeemed	(304,100,255)	(692,572,215)	(322,721,093)	(733,223,928)
Net increase (decrease) in net assets resulting from capital share transactions	(293,328,935)	(97,159,868)	(126,893,418)	2,508,907,447
Net increase (decrease) in net assets	(222,272,745)	(207,202,684)	(125,457,692)	2,607,765,386
NET ASSETS:
Beginning of year or period	4,283,726,339	4,490,929,023	4,633,560,771	2,025,795,385
End of year or period	$4,061,453,594	$4,283,726,339	$4,508,103,079	$4,633,560,771
Distributions in excess of net investment income/Accumulated net investment loss at end of year or period	$34,789,982	$(508,154)	$65,070,629	$5,199,732
See Accompanying Notes to Financial Statements

Statements of Changes in Net Assets (Unaudited)

	Voya Money Market Portfolio		Voya Small Company Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$—	$—	$851,304	$1,863,729
Net realized gain	31,775	65,891	41,750,145	94,017,009
Net change in unrealized appreciation (depreciation)	—	—	(8,274,173)	(55,993,316)
Increase in net assets resulting from operations	31,775	65,891	34,327,276	39,887,422
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	—	(2,508,306)	(1,995,917)
Class S	—	—	(277,275)	(116,064)
Net realized gains:
Class ADV	—	—	(833,677)	(780,154)
Class I	(65,980)	(109,900)	(72,451,613)	(61,891,884)
Class S	(12)	(16)	(16,327,083)	(13,010,836)
Class S2	—	—	—	(3,725)
Total distributions	(65,992)	(109,916)	(92,397,954)	(77,798,580)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	40,791,713	70,333,921	14,166,006	60,263,113
Reinvestment of distributions	65,992	109,916	92,397,954	77,798,580
	40,857,705	70,443,837	106,563,960	138,061,693
Cost of shares redeemed	(86,149,145)	(222,207,656)	(44,047,017)	(164,207,275)
Net increase (decrease) in net assets resulting from capital share transactions	(45,291,440)	(151,763,819)	62,516,943	(26,145,582)
Net increase (decrease) in net assets	(45,325,657)	(151,807,844)	4,446,265	(64,056,740)
NET ASSETS:
Beginning of year or period	616,850,845	768,658,689	641,832,974	705,889,714
End of year or period	$571,525,188	$616,850,845	$646,279,239	$641,832,974
Undistributed (distributions in excess of) net investment income at end of year or period	$(139,822)	$(139,822)	$803,057	$2,737,334
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Balanced Portfolio
Class I
06-30-15	14.64	0.14•	0.05	0.19	0.28	—	—	0.28	—	14.55	1.27	0.67	0.62	0.62	1.93	486,884	104
12-31-14	14.01	0.31•	0.55	0.86	0.23	—	—	0.23	—	14.64	6.22	0.63	0.63	0.63	2.18	507,213	192
12-31-13	12.27	0.28•	1.74	2.02	0.28	—	—	0.28	—	14.01	16.71	0.64	0.64	0.64	2.13	538,114	210
12-31-12	11.13	0.30•	1.20	1.50	0.36	—	—	0.36	—	12.27	13.64	0.64	0.64	0.64	2.57	520,249	234
12-31-11	11.58	0.29•	(0.43)	(0.14)	0.31	—	—	0.31	—	11.13	(1.40)	0.65	0.65	0.65	2.51	524,887	259
12-31-10	10.42	0.27•	1.19	1.46	0.30	—	—	0.30	—	11.58	14.22	0.62	0.62†	0.62†	2.47†	614,261	328
Class S
06-30-15	14.55	0.12•	0.05	0.17	0.24	—	—	0.24	—	14.48	1.14	0.92	0.87	0.87	1.68	4,651	104
12-31-14	13.92	0.28•	0.55	0.83	0.20	—	—	0.20	—	14.55	5.99	0.88	0.88	0.88	1.94	4,797	192
12-31-13	12.20	0.24•	1.73	1.97	0.25	—	—	0.25	—	13.92	16.33	0.89	0.89	0.89	1.88	5,829	210
12-31-12	11.05	0.27•	1.21	1.48	0.33	—	—	0.33	—	12.20	13.49	0.89	0.89	0.89	2.32	5,567	234
12-31-11	11.50	0.26•	(0.43)	(0.17)	0.28	—	—	0.28	—	11.05	(1.66)	0.90	0.90	0.90	2.25	5,953	259
12-31-10	10.36	0.24	1.18	1.42	0.28	—	—	0.28	—	11.50	13.87	0.87	0.87†	0.87†	2.22†	7,933	328
Voya Global Value Advantage Portfolio
Class ADV
06-30-15	9.11	0.16•	0.23	0.39	—	—	—	—	—	9.50	4.28	1.09	1.09	1.09	3.44	24,817	51
12-31-14	8.94	0.19	0.22	0.41	0.24	—	—	0.24	—	9.11	4.65	1.12	1.12	1.12	2.03	1,279	88
12-31-13	8.15	0.23•	0.85	1.08	0.29	—	—	0.29	—	8.94	13.46	1.27	1.28	1.28	2.70	1,312	122
12-31-12	7.38	0.25•	0.81	1.06	0.29	—	—	0.29	—	8.15	14.74	1.33	1.34	1.34	3.25	1,485	23
12-31-11	7.93	0.27•	(0.56)	(0.29)	0.26	—	—	0.26	—	7.38	(4.18)	1.34	1.34	1.34	3.48	812	25
12-31-10	7.76	0.20•	0.24	0.44	0.27	—	—	0.27	—	7.93	5.80	1.37	1.34†	1.34†	2.67†	695	47
Class I
03-05-15(5) - 06-30-15	9.63	0.12•	(0.13)	(0.01)	0.06	—	—	0.06	—	9.56	(0.17)	0.59	0.59	0.59	3.80	189,505	51
Class S
06-30-15	9.20	0.16•	0.26	0.42	0.05	—	—	0.05	—	9.57	4.52	0.84	0.84	0.84	3.28	486,761	51
12-31-14	9.03	0.21•	0.22	0.43	0.26	—	—	0.26	—	9.20	4.87	0.87	0.87	0.87	2.28	168,482	88
12-31-13	8.23	0.25•	0.85	1.10	0.30	—	—	0.30	—	9.03	13.63	1.02	1.03	1.03	2.96	179,327	122
12-31-12	7.44	0.27•	0.83	1.10	0.31	—	—	0.31	—	8.23	15.12	1.08	1.09	1.09	3.54	180,208	23
12-31-11	7.96	0.30•	(0.57)	(0.27)	0.25	—	—	0.25	—	7.44	(3.87)	1.09	1.09	1.09	3.76	173,576	25
12-31-10	7.77	0.24•	0.20	0.44	0.25	—	—	0.25	—	7.96	5.86	1.12	1.09†	1.09†	3.23†	206,216	47
Class S2
03-05-15(5) - 06-30-15	9.52	0.06•	(0.08)	(0.02)	0.06	—	—	0.06	—	9.44	(0.27)	1.09	0.99	0.99	2.03	306	51
Class T
03-05-15(5) - 06-30-15	9.52	0.10•	(0.12)	(0.02)	0.06	—	—	0.06	—	9.44	(0.27)	1.34	1.19	1.19	3.14	67,932	51
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Growth and Income Portfolio
Class ADV
06-30-15	30.28	0.22•	0.23	0.45	—	—	—	—	—	30.73	1.49	1.13	1.03	1.03	1.41	1,262,188	31
12-31-14	31.36	0.49•	2.77	3.26	0.52	3.82	—	4.34	—	30.28	10.19	1.08	1.03	1.03	1.49	1,348,687	87
12-31-13	24.31	0.22•	7.09	7.31	0.26	—	—	0.26	—	31.36	30.07	1.09	1.04	1.04	0.80	1,441,995	49
12-31-12	21.39	0.29•	2.97	3.26	0.34	—	—	0.34	—	24.31	15.24	1.09	1.04	1.04	1.23	1,251,577	57
12-31-11	21.74	0.22	(0.38)	(0.16)	0.19	—	—	0.19	—	21.39	(0.72)	1.08	1.03	1.03	1.03	1,221,084	75
12-31-10	19.31	0.15•	2.47	2.62	0.19	—	—	0.19	—	21.74	13.55	1.10	1.10†	1.10†	0.77†	6,037	117
Class I
06-30-15	30.63	0.29•	0.22	0.51	—	—	—	—	—	31.14	1.67	0.63	0.58	0.58	1.87	2,062,216	31
12-31-14	31.67	0.64•	2.82	3.46	0.68	3.82	—	4.50	—	30.63	10.72	0.58	0.58	0.58	1.94	2,140,398	87
12-31-13	24.54	0.35•	7.17	7.52	0.39	—	—	0.39	—	31.67	30.66	0.59	0.59	0.59	1.25	2,182,314	49
12-31-12	21.59	0.40•	3.00	3.40	0.45	—	—	0.45	—	24.54	15.78	0.59	0.59	0.59	1.68	1,865,425	57
12-31-11	21.94	0.31•	(0.37)	(0.06)	0.29	—	—	0.29	—	21.59	(0.27)	0.58	0.58	0.58	1.39	1,873,712	75
12-31-10	19.42	0.22	2.53	2.75	0.23	—	—	0.23	—	21.94	14.14	0.60	0.60†	0.60†	1.12†	2,253,794	117
Class S
06-30-15	30.31	0.25•	0.22	0.47	—	—	—	—	—	30.78	1.55	0.88	0.83	0.83	1.61	736,811	31
12-31-14	31.38	0.56•	2.78	3.34	0.59	3.82	—	4.41	—	30.31	10.44	0.83	0.83	0.83	1.70	794,327	87
12-31-13	24.32	0.28•	7.10	7.38	0.32	—	—	0.32	—	31.38	30.34	0.84	0.84	0.84	1.00	865,453	49
12-31-12	21.40	0.34•	2.97	3.31	0.39	—	—	0.39	—	24.32	15.47	0.84	0.84	0.84	1.42	772,713	57
12-31-11	21.77	0.24•	(0.35)	(0.11)	0.26	—	—	0.26	—	21.40	(0.51)	0.83	0.83	0.83	1.13	795,131	75
12-31-10	19.28	0.18	2.48	2.66	0.17	—	—	0.17	—	21.77	13.81	0.85	0.85†	0.85†	0.87†	480,529	117
Class S2
06-30-15	30.11	0.23•	0.22	0.45	—	—	—	—	—	30.56	1.49	1.13	0.98	0.98	1.52	238	31
12-31-14	31.05	0.54•	2.70	3.24	0.36	3.82	—	4.18	—	30.11	10.24	1.08	0.98	0.98	1.68	314	87
12-31-13	24.08	0.22	7.04	7.26	0.29	—	—	0.29	—	31.05	30.17	1.09	0.99	0.99	0.85	1,167	49
12-31-12	21.23	0.35•	2.90	3.25	0.40	—	—	0.40	—	24.08	15.30	1.09	0.99	0.99	1.47	728	57
12-31-11	21.52	0.41•	(0.54)	(0.13)	0.16	—	—	0.16	—	21.23	(0.59)	1.08	0.98	0.98	1.99	217	75
12-31-10	19.26	0.14	2.28	2.42	0.16	—	—	0.16	—	21.52	12.55	1.10	1.00†	1.00†	0.72†	5	117
Voya Intermediate Bond Portfolio
Class ADV
06-30-15	12.81	0.17•	(0.17)	0.00*	0.02	—	—	0.02	—	12.79	0.03	1.02	0.98	0.98	2.67	191,443	184
12-31-14	12.42	0.38•	0.39	0.77	0.38	—	—	0.38	—	12.81	6.21	0.97	0.97	0.97	2.97	191,895	428
12-31-13	12.88	0.39	(0.47)	(0.08)	0.38	—	—	0.38	—	12.42	(0.62)	0.99	0.99	0.99	3.05	37,058	389
12-31-12	12.34	0.42•	0.67	1.09	0.55	—	—	0.55	—	12.88	8.85	1.00	1.00	1.00	3.25	34,473	425
12-31-11	12.04	0.47•	0.38	0.85	0.55	—	—	0.55	—	12.34	7.04	1.00	1.00	1.00	3.76	16,953	456
12-31-10	11.62	0.57•	0.48	1.05	0.63	—	—	0.63	—	12.04	9.01	1.00	1.00†	1.00†	4.56†	4,315	438
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Intermediate Bond Portfolio (continued)
Class I
06-30-15	12.90	0.21•	(0.18)	0.03	0.02	—	—	0.02	—	12.91	0.26	0.52	0.48	0.48	3.17	1,019,816	184
12-31-14	12.50	0.44	0.39	0.83	0.43	—	—	0.43	—	12.90	6.67	0.47	0.47	0.47	3.46	958,412	428
12-31-13	12.96	0.45*	(0.47)	(0.02)	0.44	—	—	0.44	—	12.50	(0.12)	0.49	0.49	0.49	3.57	846,916	389
12-31-12	12.40	0.49•	0.67	1.16	0.60	—	—	0.60	—	12.96	9.39	0.50	0.50	0.50	3.78	1,001,255	425
12-31-11	12.07	0.54•	0.37	0.91	0.58	—	—	0.58	—	12.40	7.54	0.50	0.50	0.50	4.31	1,205,691	456
12-31-10	11.57	0.61•	0.53	1.14	0.64	—	—	0.64	—	12.07	9.84	0.50	0.50†	0.50†	4.93†	1,217,280	438
Class S
06-30-15	12.83	0.19•	(0.18)	0.01	0.02	—	—	0.02	—	12.82	0.11	0.77	0.73	0.73	2.92	3,268,512	184
12-31-14	12.43	0.42•	0.38	0.80	0.40	—	—	0.40	—	12.83	6.48	0.72	0.72	0.72	3.21	3,477,973	428
12-31-13	12.89	0.44	(0.49)	(0.05)	0.41	—	—	0.41	—	12.43	(0.38)	0.74	0.74	0.74	3.31	1,140,317	389
12-31-12	12.34	0.45•	0.67	1.12	0.57	—	—	0.57	—	12.89	9.08	0.75	0.75	0.75	3.52	1,221,680	425
12-31-11	12.01	0.51•	0.37	0.88	0.55	—	—	0.55	—	12.34	7.30	0.75	0.75	0.75	4.09	1,247,149	456
12-31-10	11.52	0.57•	0.52	1.09	0.60	—	—	0.60	—	12.01	9.51	0.75	0.75†	0.75†	4.67†	1,292,731	438
Class S2
06-30-15	12.79	0.18•	(0.17)	0.01	0.02	—	—	0.02	—	12.78	0.11	1.02	0.88	0.88	2.80	28,332	184
12-31-14	12.43	0.37•	0.40	0.77	0.41	—	—	0.41	—	12.79	6.17	0.97	0.87	0.87	2.87	5,281	428
12-31-13	12.92	0.44*	(0.50)	(0.06)	0.43	—	—	0.43	—	12.43	(0.44)	0.99	0.89	0.89	3.45	1,505	389
12-31-12	12.37	0.41	0.69	1.10	0.55	—	—	0.55	—	12.92	8.93	1.00	0.90	0.90	3.37	1,277	425
12-31-11	12.08	0.52•	0.34	0.86	0.57	—	—	0.57	—	12.37	7.14	1.00	0.90	0.90	4.20	1,001	456
12-31-10	11.59	0.55•	0.53	1.08	0.59	—	—	0.59	—	12.08	9.29	1.00	0.90†	0.90†	4.50†	3	438
Voya Money Market Portfolio
Class I
06-30-15	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.01	0.38	0.22	0.22	0.00	571,419	—
12-31-14	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.34	0.19	0.19	0.00	616,745	—
12-31-13	1.00	(0.00)*	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.02	0.34	0.23	0.23	0.00	768,521	—
12-31-12	1.00	0.00*	0.00*	0.00*	0.00*	—	—	0.00*	—	1.00	0.03	0.34	0.34	0.34	0.03	975,469	—
12-31-11	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	0.00*	0.00*	—	1.00	0.02	0.34	0.26	0.26	0.00*	1,176,157	—
12-31-10	1.00	0.00*	0.00*	0.00*	0.00*	—	0.00*	0.00*	—	1.00	0.24	0.34	0.31†	0.31†	0.02†	1,069,947	—
Class S
06-30-15	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.01	0.63	0.22	0.22	0.00	106	—
12-31-14	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.59	0.19	0.19	0.00	106	—
12-31-13	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.59	0.23	0.23	0.00	138	—
12-31-12	1.00	(0.00)*	0.00*	0.00*	—	—	—	—	—	1.00	0.00	0.59	0.36	0.36	0.01	134	—
12-31-11	1.00	0.00*	0.00*	0.00	—	0.00*	0.00*	0.00*	—	1.00	0.02	0.59	0.26	0.26	0.00	314	—
03-15-10(5) - 12-31-10	1.00	0.00*	0.00*	0.00*	0.00*	—	—	0.00*	—	1.00	0.00	0.59	0.36†	0.36†	0.00*†	313	—
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Small Company Portfolio
Class ADV
06-30-15	22.49	(0.03)	1.15	1.12	—	3.36	—	3.36	—	20.25	5.29	1.38	1.34	1.34	(0.18)	5,836	17
12-31-14	23.94	(0.03)	1.26	1.23	—	2.68	—	2.68	—	22.49	6.00	1.34	1.34	1.34	(0.18)	5,861	30
12-31-13	19.13	(0.02)	6.64	6.62	0.01	1.80	—	1.81	—	23.94	37.04	1.34	1.34	1.34	(0.13)	7,233	36
12-31-12	17.39	0.01	2.41	2.42	—	0.68	—	0.68	—	19.13	14.01	1.35	1.35	1.35	0.06	6,213	49
12-31-11	17.98	(0.02)•	(0.51)	(0.53)	0.06	—	—	0.06	—	17.39	(2.99)	1.35	1.35	1.35	(0.10)	5,938	61
12-31-10	14.60	0.04•	3.42	3.46	0.08	—	—	0.08	—	17.98	23.75	1.34	1.34†	1.34†	0.25†	3,253	86
Class I
06-30-15	23.25	0.04•	1.17	1.21	0.12	3.36	—	3.48	—	20.98	5.50	0.88	0.84	0.84	0.32	524,640	17
12-31-14	24.63	0.08	1.31	1.39	0.09	2.68	—	2.77	—	23.25	6.54	0.84	0.84	0.84	0.33	520,298	30
12-31-13	19.63	0.08•	6.84	6.92	0.12	1.80	—	1.92	—	24.63	37.76	0.84	0.84	0.84	0.38	571,880	36
12-31-12	17.82	0.10•	2.47	2.57	0.08	0.68	—	0.76	—	19.63	14.52	0.85	0.85	0.85	0.55	472,254	49
12-31-11	18.34	0.07	(0.52)	(0.45)	0.07	—	—	0.07	—	17.82	(2.49)	0.85	0.85	0.85	0.38	483,473	61
12-31-10	14.82	0.09	3.52	3.61	0.09	—	—	0.09	—	18.34	24.38	0.84	0.84†	0.84†	0.51†	503,739	86
Class S
06-30-15	22.84	0.00*	1.16	1.16	0.06	3.36	—	3.42	—	20.58	5.38	1.13	1.09	1.09	0.07	115,803	17
12-31-14	24.24	0.02	1.28	1.30	0.02	2.68	—	2.70	—	22.84	6.26	1.09	1.09	1.09	0.08	115,635	30
12-31-13	19.35	0.03	6.72	6.75	0.06	1.80	—	1.86	—	24.24	37.37	1.09	1.09	1.09	0.12	126,746	36
12-31-12	17.57	0.05•	2.44	2.49	0.03	0.68	—	0.71	—	19.35	14.26	1.10	1.10	1.10	0.28	101,041	49
12-31-11	18.09	0.02	(0.50)	(0.48)	0.04	—	—	0.04	—	17.57	(2.68)	1.10	1.10	1.10	0.12	108,502	61
12-31-10	14.64	0.04	3.47	3.51	0.06	—	—	0.06	—	18.09	24.00	1.09	1.09†	1.09†	0.29†	122,286	86

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

•
Calculated using average number of shares outstanding throughout the period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†
Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited)

NOTE 1 — ORGANIZATION
As further detailed below, the Voya Variable Product Funds are series of Voya Balanced Portfolio, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., Voya Intermediate Bond Portfolio, and Voya Money Market Portfolio (collectively, the “Registrants”), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).
Voya Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one diversified series, Voya Balanced Portfolio (“Balanced”). Voya Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Growth and Income Portfolio (“Growth and Income”). Voya Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has nineteen active separate investment series. The two diversified series of Voya Variable Portfolios, Inc. included in this report are Voya Global Value Advantage Portfolio (“Global Value Advantage”) and Voya Small Company Portfolio (“Small Company”). Voya Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Intermediate Bond Portfolio (“Intermediate Bond”). Voya Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Money Market Portfolio (“Money Market”). Each of the Voya Variable Product Funds is a “Portfolio” and collectively, they are the “Portfolios.” The investment objective of the Portfolios is described in the Portfolios’ Prospectus.
Each Portfolio offers at least two of the following classes of shares: Adviser Class (“Class ADV”), Class I, Class S, Service 2 Class (“Class S2”) and Class T. Each class has equal rights as to voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investments oversees all investment advisory and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
On July 23, 2014, the SEC has adopted amendments to money market fund regulation, which when implemented may, among other things, require Money Market to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit Money Market to limit redemptions in certain circumstances. These changes may result in reduced yields for money market funds, including Money Market. Compliance with the amended money market fund regulation is generally required in 2016. The SEC or other regulators may adopt additional money market reforms, which may impact the operation or performance of Money Market. At this time, management is evaluating the potential implications of these amendments to Money Market.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The net asset value (“NAV”) per share for each class of each Portfolio, (except Money Market), is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. The Portfolios are open for business every day the NYSE is open. Portfolio shares will not be priced on days when the NYSE is closed.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the normal trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the mean of the closing bid and ask price on that day. Bank loans are valued at the average of the averages between the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, a Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Directors/Trustees (“Board”). Such procedures provide, for example, that: (a) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (b) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (c) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (d) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (e) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (f) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (g) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which a Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Portfolio.
Money Market uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of  $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Money Market, there can be no assurance that the Money Market’s NAV can be maintained at $1.00 per share.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Summary Portfolio of Investments.
U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
For the six months ended June 30, 2015, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.
D. Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.
Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.
Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because a Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of June 30, 2015, the maximum amount of loss that Balanced and Intermediate Bond would incur if the counterparties to its derivative transactions failed to perform would be $1,128,567 and $947,562, respectively, which represents the gross payments to be received by the Portfolios on open forward foreign currency contracts and purchased options were they to be unwound as of June 30, 2015. At June 30, 2015, certain counterparties have posted $500,000 in cash collateral to Balanced for open OTC derivatives.
Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
As of June 30, 2015, Balanced and Intermediate Bond had a net liability position of  $1,619,198 and $2,024,444, respectively, on forward foreign currency contracts and written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2015, the Portfolios could have been required to pay this amount in cash to its counterparties. At June 30, 2015, Balanced had pledged $280,000 in cash collateral for open OTC derivatives.
E. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
During the period ended June 30, 2015, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:
	Buy	Sell
Balanced	$50,726,538	$28,980,733
Intermediate Bond	36,652,022	108,975,963
The above Portfolios entered into forward foreign currency contracts to protect their non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables following each respective Summary Portfolio of Investments for open forward foreign currency contracts at June 30, 2015.
Each Portfolio, with the exception of Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2015, Balanced and Intermediate Bond have purchased and sold futures contracts on various equity indices (Balanced only), bonds, and notes. Balanced purchased equity futures to “equitize” cash. Both Balanced and Intermediate Bond purchased and sold futures on bonds and notes as part of their duration management. Balanced and Growth and Income entered into equity futures to “equitize” cash. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the period ended June 30, 2015, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$94,589,298	$55,181,114
Intermediate Bond	395,882,284	706,925,531
Growth and Income	33,709,294	—
Please refer to the tables following each respective Summary Portfolio of Investments for the above Portfolio’s for open futures contracts at June 30, 2015. There were no open futures contracts for Growth and Income at June 30, 2015.
F. Options Contracts. Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios’ exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.
During the period ended June 30, 2015, Balanced had purchased and written foreign currency options to gain exposure to currencies and to generate income. Please refer to the Summary Portfolio of Investments for open purchased foreign currency options at June 30, 2015. Please refer to the table following the Summary Portfolio of Investments for open written foreign currency options at June 30, 2015.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the period ended June 30, 2015, Balanced and Intermediate Bond had both purchased and written interest rate swaptions to gain exposure to interest rates and to generate income. Please refer to the Summary Portfolio of Investments for open purchased interest rate swaptions and the table following for open written interest rate swaptions. There were no open swaptions for Intermediate Bond at June 30, 2015.
Please refer to Note 9 for the volume of both purchased and written option activity during the period ended June 30, 2015.
G. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Balanced, Global Value Advantage, and Small Company declare and pay dividends annually. Growth and Income and Intermediate Bond declare and pay dividends semi-annually. Money Market declares dividends daily and pays dividends, if any, monthly. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
H. Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
I. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the
Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table following the Portfolio of Investments for Money Market for open repurchase agreements subject to the MRA on a net basis at June 30, 2015.
K. Securities Lending. Each Portfolio (except Money Market) may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: The Bank of New York Mellon (“BNY”) provides the Portfolio indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined in good faith under procedures approved by the Board.
M.   When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Summary Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.
To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2015, Intermediate Bond had posted $4,026,318 in cash collateral for open delayed-delivery transactions.
N. Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales.
O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Summary Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

margin are footnoted as pledged on the Summary Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Summary Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
For the period ended June 30, 2015, both Balanced and Intermediate Bond had purchased credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. The Portfolios use CDX swaps to hedge the credit risk associated with various sectors within the credit markets. For the period ended June 30, 2015, Balanced and Intermediate Bond had average notional amounts of $7,342,000 and $97,966,000, respectively, on credit default swaps to buy protection. There were no open credit default swaps to buy protection at June 30, 2015.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.
For the period ended June 30, 2015, Balanced and Intermediate Bond had entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on Long interest rate swaps were $153,731,699 and $1,136,617,000, respectively.
For the period ended June 30, 2015, Balanced and Intermediate Bond had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on Short interest rate swaps were $109,312,284 and $924,278,000, respectively.
Balanced and Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the table following each respective the Summary Portfolio of Investments for Balanced and Intermediate Bond for open interest rate swaps at June 30, 2015.
At June 30, 2015, Balanced and Intermediate Bond had posted $550,000 and $4,407,000, respectively, in cash collateral for open centrally cleared interest rate swaps.
P.   Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended June 30, 2015, the cost of purchases and proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Balanced	$243,800,214	$267,702,896
Global Value Advantage	266,354,592	313,740,798
Growth and Income	1,289,007,316	1,566,420,472
Intermediate Bond	914,653,114	968,219,872
Small Company	106,113,126	147,344,115
U.S. government securities not included above were as follows:
	Purchases	Sales
Balanced	$250,231,056	$242,195,394
Intermediate Bond	8,498,536,165	8,234,804,388
NOTE 4 — INVESTMENT MANAGEMENT FEES
Prior to May 1, 2015, the Portfolios had entered into investment management agreements (“Management Agreements”) with the Investment Adviser. The Management Agreements compensated the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates. Amounts paid to the Investment Adviser through April 30, 2015 are reflected as investment management fees on the accompanying Statements of Operations.
Portfolio	Fee
Balanced	0.500%
Global Value Advantage	0.46% on the first $500 million; 0.43% on the next $500 million; 0.41% thereafter
Growth and Income	0.500% on the first $10 billion; 0.450% on the next $5 billion; 0.425% thereafter
Intermediate Bond	0.400% on first $4 billion; 0.380% on next $3 billion; 0.360% thereafter
Money Market	0.250%
Small Company	0.750%
Also, prior to May 1, 2015, the Portfolios had entered into an administrative agreement (“Administrative Agreement”)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

with Voya Funds Services, LLC (the “Administrator”), a Delaware limited liability company. The Administrator provided certain administrative and shareholder services necessary for each Portfolio’s operations and was responsible for the supervision of other service providers. Effective January 1, 2015, the Administrator was entitled to receive from Balanced, Growth and Income, Intermediate Bond, Money Market and Small Company a fee at an annual rate of 0.10% of each Portfolios average daily net assets. The Administrator was contractually obligated to waive a portion of the administration fee equal to 0.045% on the first $5 billion and 0.070% thereafter of each Portfolio’s average daily net assets for at least two years from the effective date of January 1, 2015. This waiver was not eligible for recoupment. Prior to January 1, 2015, the Administrator was entitled to receive from each Portfolio (except Global Value Advantage) a fee at an annual rate of 0.055% on the first $5 billion of each Portfolio’s average daily net assets and 0.030% thereafter. Prior to May 1, 2015, the Administrator was entitled to receive from Global Value Advantage a fee at an annual rate of 0.10% of the Portfolio’s average daily net assets. Amounts paid to the Administrator through April 30, 2015 are reflected as administrative service fees on the accompanying Statements of Operations.
Effective May 1, 2015, the terms of the Portfolios’ Management Agreement and Administrative Agreement were combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Portfolios’ Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolios and there is no change to the investment management or administrative services provided.
The Amended and Restated Investment Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates. Single management fee amounts paid to the Investment Adviser from May 1, 2015 through June 30, 2015 are reflected as investment management fees on the accompanying Statements of Operations.
Portfolio	Fee
Balanced(1)	0.60%
Global Value Advantage	0.56% on the first $500 million; 0.53% on the next $500 million; 0.51% thereafter
Portfolio	Fee
Growth and Income(1)	0.600% on the first $10 billion; 0.550% on the next $5 billion; 0.525% thereafter
Intermediate Bond(1)	0.50% on first $4 billion; 0.48% on next $3 billion; 0.46% thereafter
Money Market(1)	0.35%
Small Company(1)	0.85%

(1)
Effective May 1, 2015, the Investment Adviser is contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets through January 1, 2017. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with Voya IM. Voya IM acts as sub-adviser to all Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV, Class S2 and Class T shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan (the “Plan”). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV, Class S2 and Class T shares. The Distributor is paid an annual distribution fee at the rate of 0.25%, 0.25% and 0.50% of the average daily net assets attributable to its Class ADV, Class S2 and Class T shares, respectively. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Additionally, the Distributor has contractually agreed to waive a portion of its fee equal to 0.05% and 0.15% of the average daily net assets attributable to the distribution fee paid by Class ADV shares of Growth and Income and Class T shares of Global Value Advantage, respectively, so that the actual fee paid by the Portfolios are an annual rate of 0.20% and 0.35%, respectively. Termination or modification of these obligations requires approval by the Board.
Class S shares of the respective Portfolios have adopted either a Distribution Plan or a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the “12b-1 Plans”), whereby the Distributor is compensated by each Portfolio for expenses incurred for Shareholder Servicing and/or the distribution of each Portfolio’s shares. Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

compensate for expenses incurred in the distribution and promotion of each Portfolio’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets. For Money Market, the Distributor agreed to waive 0.10% of average daily net assets attributable to distribution fees for Class S shares, so that the actual fee paid by Money Market is an annual rate of 0.15%. Termination or modification of this obligation requires approval by the Board.
The Distributor and Voya Investments have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Money Market in maintaining a yield of not less than zero. There is no guarantee that Money Market will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by Voya Investments, as applicable, within three years subject to certain restrictions. For the six months ended June 30, 2015, the Distributor waived $79 of Class S specific distribution fees and Voya Investments waived $360,824 of management fees for Money Market to maintain a yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.
As of June 30, 2015, amounts of waived fees that are subject to possible recoupment by Voya Investments, and the related expiration dates are as follows:
	June 30,
	2016	2017	2018	Total
Money Market	$388,140	$1,135,492	$843,906	$2,367,538
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
For the period ended June 30, 2015, Global Value Advantage assumed a payable of  $145,900 for proxy and solicitation costs associated with its acquisition of Voya Global Resources Portfolio and Voya International Value Portfolio.
At June 30, 2015, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:
Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Institutional Trust Company	Intermediate Bond	5.43%
	Money Market	6.50
	Small Company	7.15
Voya Insurance and Annuity Company	Global Value Advantage	63.62
	Growth and Income	45.54
	Intermediate Bond	70.00
	Small Company	14.89
Voya Retirement Insurance and Annuity Company	Balanced	89.17
	Global Value Advantage	25.17
	Growth and Income	48.09
	Intermediate Bond	20.30
	Money Market	91.67
	Small Company	53.46
Voya Solution 2025 Portfolio	Small Company	5.33
Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, if certain Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors/trustees, as described in the Plan, to defer the receipt of all or a portion of the directors’/trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director/trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the director/trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of directors’/

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

trustees’ fees under the Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
	Class ADV	Class I	Class S	Class S2	Class T
Global Value Advantage(1)	1.34%	0.84%	1.09%	1.24%	1.44%
Growth and Income	1.30%	0.70%	0.95%	1.10%	N/A
Intermediate Bond	1.05%	0.55%	0.80%	0.95%	N/A
Small Company	1.45%	0.95%	1.20%	N/A	N/A

(1)
Effective close of business on March 6, 2015, pursuant to a side letter agreement, through May 1, 2017, the Investment Adviser has further lowered the expense limits for Global Value Advantage to 1.14%, 0.64%, 0.89%, 1.04% and 1.24% for Class ADV, Class I, Class S, Class S2 and Class T, respectively. Prior to close of business on March 6, 2015, the side letter agreement expense limits were 1.15%, 0.65%, 0.90%, 1.05% and 1.25% for Class ADV, Class I, Class S, Class S2 and Class T, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2015, the Portfolios did not have any amount of waived or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.
The Expense Limitation Agreements are contractual through May 1, 2016 (except for Global Value Advantage and Intermediate Bond, which are through May 1, 2017) and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.
NOTE 8 — LINE OF CREDIT
The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with BNY for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 22, 2015, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the six months ended June 30, 2015:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Balanced	4	$670,000	1.12%
Global Value Advantage	7	2,757,000	1.12
Growth and Income	3	20,136,000	1.12
Intermediate Bond	16	987,875	1.12
Money Market	1	17,079,000	1.12
NOTE 9 — OTHER ACCRUED EXPENSES & LIABILITIES
At June 30, 2015, the following Portfolio had the below payables included in Other Accrued Expenses and Liabilities that exceeded 5% of total liabilities:
Portfolio	Accrued Expenses	Amount
Money Market	Custody	$30,669
	Shareholder Reporting	50,305
NOTE 10 — PURCHASED AND WRITTEN OPTIONS
Transactions in purchased foreign currency options for Balanced during the period ended June 30, 2015 were as follows:
	USD Notional	Cost
Balance at 12/31/2014	2,843,000	$13,078
Options Purchased	18,334,058	199,020

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 10 — PURCHASED AND WRITTEN OPTIONS (continued)

	USD Notional	Cost
Options Terminated in Closing Sell Transactions	(5,184,686)	(59,935)
Options Expired	(2,843,000)	(13,078)
Balance at 06/30/2015	13,149,372	$139,085

Transactions in purchased interest rate swaptions for Balanced during the period ended June 30, 2015 were as follows:
	USD Notional	Cost
Balance at 12/31/2014	27,549,598	$124,003
Options Purchased	251,784,000	2,047,632
Options Terminated in Closing Sell Transactions	(177,124,000)	(1,069,550)
Options Expired	(61,759,598)	(230,018)
Balance at 06/30/2015	40,450,000	$872,067

Transactions in written foreign currency options for Balanced during the period ended June 30, 2015 were as follows:
	USD Notional	Premiums Received
Balance at 12/31/2014	—	$—
Options Written	18,738,686	85,909
Options Terminated in Closing Purchase Transactions	(11,863,686)	(52,424)
Options Expired	(4,095,000)	(10,355)
Balance at 06/30/2015	2,780,000	$23,130

Transactions in written interest rate swaptions for Balanced during the period ended June 30, 2015 were as follows:
	EUR Notional	USD Notional	Premiums Received

Balance at 12/31/2014	—	29,492,000	$85,907
Options Written	50,298,000	401,532,000	1,531,504
Options Terminated in Closing Purchase Transactions	—	(183,061,000)	(633,685)
Options Expired	—	(49,535,000)	(221,908)
Balance at 06/30/2015	50,298,000	198,428,000	$761,818

Transactions in purchased interest rate swaptions for Intermediate Bond during the period ended June 30, 2015 were as follows:
	USD Notional	Cost
Balance at 12/31/2014	993,819,485	$4,869,715
Options Purchased	1,077,188,000	2,635,813
Options Terminated in Closing Sell Transactions	(1,077,188,000)	(2,635,813)
Options Expired	(993,819,485)	(4,869,715)
Balance at 6/30/2015	—	$—

Transactions in written interest rate swaptions for Intermediate Bond during the period ended June 30, 2015 were as follows:
	USD Notional	Premiums Received
Balance at 12/31/2014	—	$—
Options Written	1,077,188,000	3,723,993
Options Terminated in Closing Purchase Transactions	(1,077,188,000)	(3,723,993)
Balance at 6/30/2015	—	$—

NOTE 11 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced
Class ADV
6/30/2015	—	—	—	—	—	—	—	—	—	—
12/31/2014	—	—	—	—	—	—	—	—	—	—
Class I
6/30/2015	119,223	—	636,456	(1,943,629)	(1,187,950)	1,772,724	—	9,483,192	(28,890,352)	(17,634,436)
12/31/2014	490,372	—	612,403	(4,861,806)	(3,759,031)	6,967,759	—	8,604,651	(69,819,472)	(54,247,062)
Class S
6/30/2015	2,998	—	5,259	(16,850)	(8,593)	44,382	—	77,986	(250,275)	(127,907)
12/31/2014	16,786	—	5,585	(111,231)	(88,860)	241,401	—	78,141	(1,586,005)	(1,266,463)
Class S2
6/30/2015	—	—	—	—	—	—	—	—	—	—
12/31/2014	—	—	—	—	—	—	—	—	—	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 11 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Global Value Advantage
Class ADV
6/30/2015	2,597,997	141,353	—	(266,924)	2,472,426	24,444,586	1,329,705	—	(2,580,792)	23,193,499
12/31/2014	28,485	—	3,901	(38,773)	(6,387)	259,356	—	34,754	(352,057)	(57,947)
Class I
3/5/2015(1) - 6/30/2015	7,817,334	13,113,754	113,968	(1,230,154)	19,814,902	74,359,970	124,711,936	1,130,564	(12,000,702)	188,201,768
Class S
6/30/2015	2,076,733	42,621,132	248,043	(12,365,007)	32,580,901	19,827,076	405,349,847	2,463,068	(118,431,033)	309,208,958
12/31/2014	832,547	—	566,924	(2,946,785)	(1,547,314)	7,689,471	—	5,096,647	(26,987,001)	(14,200,883)
Class S2
3/5/2015(1) - 6/30/2015	2,073	1,501,436	180	(1,471,239)	32,450	19,968	14,128,522	1,762	(13,844,526)	305,726
Class T
3/5/2015(1) - 6/30/2015	130,243	10,731,841	42,425	(3,711,743)	7,192,766	1,259,440	100,986,795	416,187	(35,249,618)	67,412,804
Growth and Income
Class ADV
6/30/2015	91,078	—	—	(3,547,800)	(3,456,722)	2,826,615	—	—	(110,189,632)	(107,363,017)
12/31/2014	400,469	—	5,534,480	(7,386,574)	(1,451,625)	13,212,287	—	170,185,252	(241,956,332)	(58,558,793)
Class I
6/30/2015	168,636	—	—	(3,839,588)	(3,670,952)	5,321,338	—	—	(120,552,182)	(115,230,844)
12/31/2014	799,962	—	8,918,861	(8,742,866)	975,957	25,620,199	—	277,287,376	(288,762,379)	14,145,196
Class S
6/30/2015	79,654	—	—	(2,351,469)	(2,271,815)	2,468,327	—	—	(73,125,527)	(70,657,200)
12/31/2014	227,145	—	3,298,025	(4,897,593)	(1,372,423)	7,362,201	—	101,480,245	(160,678,902)	(51,836,456)
Class S2
6/30/2015	4,963	—	—	(7,599)	(2,636)	155,040	—	—	(232,914)	(77,874)
12/31/2014	6,900	—	1,246	(35,280)	(27,134)	226,688	—	38,099	(1,174,602)	(909,815)
Intermediate Bond
Class ADV
6/30/2015	692,032	—	27,668	(731,940)	(12,240)	8,969,950	—	358,856	(9,472,839)	(144,033)
12/31/2014	1,008,851	12,168,090	434,533	(1,609,142)	12,002,332	13,074,243	154,197,567	5,558,145	(20,800,864)	152,029,091
Class I
6/30/2015	8,884,224	—	145,233	(4,344,256)	4,685,201	115,826,904	—	1,901,105	(56,653,861)	61,074,148
12/31/2014	5,701,375	7,270,005	2,419,543	(8,856,545)	6,534,378	74,750,108	92,812,192	31,190,200	(115,079,220)	83,673,280
Class S
6/30/2015	2,834,597	—	479,285	(19,566,225)	(16,252,343)	36,715,406	—	6,230,709	(254,052,587)	(211,106,472)
12/31/2014	9,546,315	203,703,912	8,318,881	(42,127,562)	179,441,546	123,095,452	2,585,587,889	106,574,035	(547,039,572)	2,268,217,804
Class S2
6/30/2015	1,995,036	—	3,894	(195,083)	1,803,847	25,774,274	—	50,471	(2,541,806)	23,282,939
12/31/2014	368,717	3,875,395	12,601	(3,965,115)	291,598	4,799,225	50,331,277	161,042	(50,304,272)	4,987,272
Money Market
Class I
6/30/2015	40,791,280	—	65,980	(86,148,759)	(45,291,499)	40,791,281	—	65,980	(86,148,759)	(45,291,498)
12/31/2014	70,331,752	—	109,900	(222,173,820)	(151,732,168)	70,331,752	—	109,900	(222,173,820)	(151,732,168)
Class S
6/30/2015	432	—	12	(386)	58	432	—	12	(386)	58
12/31/2014	2,169	—	16	(33,837)	(31,652)	2,169	—	16	(33,836)	(31,651)
Small Company
Class ADV
6/30/2015	16,227	—	42,062	(30,607)	27,682	360,618	—	833,677	(685,934)	508,361
12/31/2014	31,232	—	37,382	(110,097)	(41,483)	701,029	—	780,154	(2,416,034)	(934,851)
Class I
6/30/2015	439,540	—	3,651,238	(1,469,437)	2,621,341	9,959,841	—	74,959,920	(33,643,761)	51,276,000
12/31/2014	2,074,599	—	2,971,526	(5,881,293)	(835,168)	48,553,568	—	63,887,801	(133,003,794)	(20,562,425)
Class S
6/30/2015	170,181	—	824,447	(431,688)	562,940	3,845,547	—	16,604,357	(9,678,248)	10,771,656
12/31/2014	493,548	—	620,364	(1,279,303)	(165,391)	11,001,481	—	13,126,900	(28,787,447)	(4,659,066)
Class S2(2)
6/30/2015	—	—	—	(1,782)	(1,782)	—	—	—	(39,074)	(39,074)
12/31/2014	319	—	177	0	496	7,035	—	3,725	—	10,760

(1)
Commencement of operations.

(2)
Class S2 liquidated on May 28, 2015.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 12 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, each Portfolio (except Money Market) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
The following is a summary of the Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2015:
Balanced
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$65,631	$(65,631)	$—
Citigroup Global Markets Inc.	483,459	(483,459)	—
Citigroup Global Markets Limited	541,407	(541,407)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Credit Suisse Securities (USA) LLC	69,630	(69,630)	—
Goldman Sachs & Company	1,301,595	(1,301,595)	—
HSBC Securities (USA) Inc.	232,432	(232,432)	—
Merrill Lynch International	275,524	(275,524)	—
Morgan Stanley & Co. LLC	360,620	(360,620)	—
Scotia Capital (USA) INC	98,908	(98,908)	—
UBS Securities LLC.	12,456,232	(12,456,232)	—
Total	$15,885,439	$(15,885,439)	$—

(1)
Collateral with a fair value of  $16,243,485 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Global Value Advantage
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Limited	$2,762,859	$(2,762,859)	$—
Goldman Sachs & Co.	8,867,476	(8,867,476)	—
Total	$11,630,335	$(11,630,335)	$—

(1)
Collateral with a fair value of  $12,053,117 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$4,833,528	$(4,833,528)	$—
Citigroup Global Markets Inc.	1,507,880	(1,507,880)	—
Credit Suisse Securities (USA) LLC	166,314	(166,314)	—
Deutsche Bank Securities Inc.	5,242,495	(5,242,495)	—
Goldman Sachs & Co.	1,504,255	(1,504,255)	—
Scotia Capital (USA) INC	430,601	(430,601)	—
Total	$13,685,074	$(13,685,074)	$—

(1)
Collateral with a fair value of  $14,034,788 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Small Company
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$218,152	$(218,152)	$—
Citadel Clearing LLC	179,898	(179,898)	—
Goldman Sachs & Co.	3,462,372	(3,462,372)	—
HSBC Bank PLC	743,400	(743,400)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 12 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
JP Morgan Clearing Corp	3,178,791	(3,178,791)	—
RBC Capital Markets, LLC	7,828	(7,828)	—
RBC Dominion Securities Inc	133,812	(133,812)	—
UBS Securities LLC.	3,458,144	(3,458,144)	—
Total	$11,382,397	$(11,382,397)	$—

(1)
Collateral with a fair value of  $11,640,708 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 13 — CONCENTRATION OF INVESTMENT RISKS
All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.
Foreign Investments and/or Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Portfolios experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.
Regulatory (Money Market). Changes in government regulations may adversely affect the value of a security held by the Portfolio. In addition, the SEC has adopted amendments to money market fund regulation, which when implemented may, among other things, require the Portfolio to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Portfolio to limit redemptions in certain circumstances. These changes may result in reduced yields for money market funds, including the Portfolio. Compliance with amended money market fund regulation is required in 2016. The SEC or other regulators may adopt additional money market reforms, which may impact the operations or performance of the Portfolio.
NOTE 14 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended June 30, 2015		Year Ended December 31, 2014
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Balanced	$9,561,178	$—	$8,682,792	$—
Global Value Advantage	4,011,581	—	5,131,401	—
Growth and Income	—	—	84,492,933	464,792,313
Intermediate Bond	8,541,714	—	143,494,004	—
Money Market	65,992	—	109,916	—
Small Company	11,222,451	81,175,503	14,880,846	62,917,734

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 14 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2014 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.
	Undistributed Ordinary Income	Late Year Ordinary Losses Deferred	Undistributed Long-term Capital Gains	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
						Amount	Character	Expiration
Balanced	$9,628,574	$—	$—	$—	$34,890,371	$(27,823,239)	Short-term	2017
Global Value Advantage	3,989,014	—	—	—	12,919,031	(16,195,194)	Short-term	2017
						(6,695,973)	Short-term	2018
						$(22,891,167)
Growth and Income	—	(6,631)	—	(20,869,570)	1,041,328,238	(16,483,874)	Short-term	2015
						(70,550,465)	Short-term	2016
						(237,184)	Long-term	None
						$(87,271,523)*

Intermediate Bond	8,536,949	—	—	(532,231)	57,705,286	(152,830,543)*	Short-term	2017

Money Market	57,517	—	9,705	—	(101)	—	—	—

Small Company	11,219,286	—	81,173,807	—	127,885,590	(1,570,777)	Short-term	2015
						(1,570,776)	Short-term	2016
						(520,509)	Short-term	2017
						$(3,662,062)*

*
Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2010.
As of June 30, 2015, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.
NOTE 15 — REORGANIZATIONS
On March 14, 2014, Intermediate Bond (“Acquiring Portfolio”) acquired all of the net assets of ING Bond Portfolio (“Acquired 1 Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired 1 Portfolio on February 27, 2014. The purposes of the transaction were to combine two portfolios with comparable investment objectives, policies, restrictions, portfolio holdings and management. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired 1 Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2014, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2014, are as follows:
Net investment income	$140,371,277
Net realized and unrealized gain on investments	$111,508,006
Net increase in net assets resulting from operations	$251,879,283
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired 1 Portfolio that have been included in the Acquiring Portfolio’s statement of operations since March 14, 2014. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 15 — REORGANIZATIONS (continued)

Total Net Assets of Acquired 1 Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired 1 Portfolio’s Capital Loss Carryforwards (000s)	Acquired 1 Portfolio’s Unrealized Appreciation (000s)	Portfolios’ Conversion Ratio
$401,363	$2,027,068	$6,819	$1,198	0.7080
The net assets of the Acquiring Portfolio after the acquisition of Acquired 1 Portfolio were $2,428,431,449.
On March 21, 2014, Intermediate Bond (“Acquiring Portfolio”) acquired all of the net assets of ING Total Return Bond Portfolio (“Acquired 2 Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired 2 Portfolio on January 28, 2014. The purposes of the transaction were to combine two portfolios with comparable investment objectives and policies. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired 2 Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2014, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2014, are as follows:
Net investment income	$150,250,860
Net realized and unrealized gain on investments	$133,073,443
Net increase in net assets resulting from operations	$283,324,303
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired 2 Portfolio that have been included in the Acquiring Portfolio’s statement of operations since March 21, 2014. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Total Net Assets of Acquired 2 Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired 2 Portfolio’s Capital Loss Carryforwards (000s)	Acquired 2 Portfolio’s Unrealized Appreciation (000s)	Portfolios’ Conversion Ratio
$2,481,566	$2,412,823	$ —	$37,067	0.8585
The net assets of the Acquiring Portfolio after the acquisition of Acquired 2 Portfolio were $4,894,389,260.
On March 6, 2015, Global Value Advantage (“Acquiring Portfolio”) acquired all of the net assets of, and assumed all the liabilities, for each of Voya Global Resources Portfolio (“Acquired 1 Portfolio”) and Voya International
Value Portfolio (“Acquired 2 Portfolio”), collectively, “Acquired Portfolios,” each an open-end investment company in a tax-free reorganization, in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired Portfolios, voting separately, on February 17, 2015. The transaction was intended to enhance the efficiency and reduce the complexity of Voya family of funds by, among other things, eliminating sector funds from the Voya family of funds. Furthermore, the Acquired Portfolios were expected to benefit from a reduction in gross and net expenses as shareholders of Global Value Advantage Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2015, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended June 30, 2015, are as follows:
Net investment income	$11,755,533
Net realized and unrealized loss on investments	$(6,128,327)
Net increase in net assets resulting from operations	$5,627,206
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolios that have been included in the Acquiring Portfolio’s statement of operations since March 6, 2015. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Acquired Portfolio	Total Net Assets of Acquired Portfolios (000s)	Total Net Assets of Acquiring Portfolios (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Unrealized Appreciation/ (Depreciation) (000s)	Portfolio Conversion Ratio
Acquired 1 Portfolio	$534,681	$169,240	$154,807	$(12,803)	1.8507
Acquired 2 Portfolio	$111,826	$169,240	$173,391	$4,632	0.9631
The net assets of the Acquiring Portfolio after the acquisition were $815,746,881.
NOTE 16 — RESTRUCTURING PLAN
Prior to May 2013, Voya Financial, Inc. was a wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 16 — RESTRUCTURING PLAN (continued)

Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc. (formerly, ING U.S., Inc.), before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep was required to divest at least 25% of Voya Financial, Inc. by the end of 2013 and more than 50% by the end of 2014, and was required to divest its remaining interest by the end of 2016 (such divestment, the “Separation Plan”).
In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the “IPO”). In October 2013, March 2014, and September 2014, ING Groep divested additional shares in several secondary offerings of common stock of Voya Financial, Inc. and concurrent share repurchases by Voya Financial, Inc. These transactions reduced ING Groep’s ownership interest in Voya Financial, Inc. to 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.
In November 2014, through an additional secondary offering and the concurrent repurchase of shares by Voya Financial, Inc., ING Groep further reduced its interest in Voya Financial, Inc. below 25% to approximately 19% (the “November 2014 Offering”). The November 2014 Offering was deemed by the Investment Adviser to be a change of control (the “Change of Control”), which resulted in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and Sub-Adviser provide services to the Portfolios. In anticipation of this termination, and in order to ensure that the existing investment advisory and sub-advisory services could continue uninterrupted, in 2013 the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. In addition, in 2013, shareholders of each Portfolio approved new investment advisory and affiliated sub-advisory agreements prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and that have terms not materially different from the current agreements. This meant that shareholders would not have another opportunity to vote on a new agreement with the Investment Adviser or the current affiliated sub-adviser even upon a change of control prompted by the Separation Plan, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.
On November 18, 2014, in response to the Change of Control, the Board, at an in-person meeting, approved new investment advisory and sub-advisory agreements. At that meeting, the Investment Adviser represented that the new investment advisory and affiliated sub-advisory agreements approved by the Board were not materially different from the agreements approved by shareholders in 2013 and no single person or group of persons acting together was expected to gain “control” (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of the Portfolios will not be asked to vote again on the new agreements with the Investment Adviser and affiliated sub-adviser.
In March 2015, ING Groep divested the remainder of its interest in Voya Financial, Inc. through a secondary offering of Voya Financial, Inc.’s common stock and a concurrent share repurchase by Voya Financial, Inc. Voya Financial, Inc. did not receive any proceeds from these transactions.
NOTE 17 — SUBSEQUENT EVENTS
Reorganization: On November 20, 2014, the Board approved a proposal to reorganize Voya Aggregate Bond Portfolio, which is not included in this report (the “Disappearing Portfolio”) with and into Intermediate Bond (the “Reorganization”). The proposed Reorganization was approved by shareholders of the Disappearing Portfolio at a shareholder meeting held on August 6, 2015. The Reorganization took place on close of business August 14, 2015.
Reorganization: On March 12, 2015, the Board approved a proposal to reorganize VY® DFA World Equity Portfolio, which is not included in this report (the “Disappearing Portfolio”) with and into Global Value Advantage (the “Reorganization”). The proposed Reorganization was approved by shareholders of the Disappearing Portfolio at a shareholder meeting held on July 28, 2015. The Reorganization took place on close of business August 14, 2015 and a new side letter agreement for Global Value Advantage was implemented. The new side letter agreement supersedes the side letter agreement described in Note 7 and establishes the following expense limits through May 1, 2017: 1.11%, 0.61%, 0.86%, 1.01% and 1.21% for Class ADV, Class I, Class S, Class S2 and Class T shares, respectively.
Merger: On August 14, 2015, Intermediate Bond (“Acquiring Portfolio”) acquired all of the net assets of, and assumed all the liabilities for, Voya Aggregate Bond Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization, in exchange for shares of the Acquiring Portfolio, pursuant to a plan of

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 17 — SUBSEQUENT EVENTS (continued)

reorganization approved by the shareholders of the Acquired Portfolio on August 6, 2015. The reorganization could provide Voya Aggregate Bond Portfolio shareholders with the potential for improved performance and an immediate benefit through lower gross and net expenses. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2015, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended June 30, 2015, are as follows:
Net investment income	$75,388,591
Net realized and unrealized loss on investments	$(63,200,313)
Net increase in net assets resulting from operations	$12,188,278
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since August 14, 2015. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Acquired Portfolio	Total Net Assets of Acquired Portfolios (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Unrealized Appreciation/ (Depreciation) (000s)	Portfolio Conversion Ratio
Voya Aggregate Bond Portfolio	$567,665	$4,449,177	$—	$(1,127)	0.8214
The net assets of the Acquiring Portfolio after the acquisition were $5,016,842,393.
Merger: On August 14, 2015, Global Value Advantage (“Acquiring Portfolio”) acquired all of the net assets of, and assumed all the liabilities for, VY® DFA World Equity Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization, in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired Portfolio on July 28, 2015. The transaction is intended to enhance the efficiency and reduce the complexity of the Voya family of funds. Furthermore, shareholders of VY® DFA World Equity Portfolio are expected to benefit from a reduction in gross and net expenses as shareholders of Global Value Advantage. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2015, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended June 30, 2015, are as follows:
Net investment income	$10,511,658
Net realized and unrealized loss on investments	$11,510,828
Net increase in net assets resulting from operations	$22,022,486
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since August 14, 2015. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Acquired Portfolio	Total Net Assets of Acquired Portfolios (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Unrealized Appreciation/ (Depreciation) (000s)	Portfolio Conversion Ratio
VY® DFA World Equity Portfolio	$171,489	$734,035	$—	$(2,082)	1.0286
The net assets of the Acquiring Portfolio after the acquisition were $905,524,087.
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited)

Investment Type Allocation as of June 30, 2015 (as a percentage of net assets)

Common Stock	56.4%
Exchange-Traded Funds	8.6%
Corporate Bonds/Notes	8.6%
U.S. Government Agency Obligations	6.1%
U.S. Treasury Obligations	4.3%
Mutual Funds	3.6%
Collateralized Mortgage Obligations	2.9%
Foreign Government Bonds	1.9%
Asset-Backed Securities	1.8%
Purchased Options	0.2%
Preferred Stock	0.1%
Assets in Excess of Other Liabilities*	5.5%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 56.4%
	Consumer Discretionary: 8.2%
5,329 @	Amazon.com, Inc.	$2,313,266	0.5
91,334	Coach, Inc.	3,161,070	0.6
36,539	Comcast Corp. - Class A	2,197,455	0.4
30,239 @	Dish Network Corp. - Class A	2,047,483	0.4
103,454 @	Hilton Worldwide Holdings, Inc.	2,850,158	0.6
25,993	Home Depot, Inc.	2,888,602	0.6
47,663	Kohl’s Corp.	2,984,180	0.6
17,915	Nike, Inc.	1,935,178	0.4
11,702 @	Ulta Salon Cosmetics & Fragrance, Inc.	1,807,374	0.4
16,158	Walt Disney Co.	1,844,274	0.4
506,593	Other Securities	16,039,550	3.3
		40,068,590	8.2
	Consumer Staples: 4.7%
17,051	CVS Health	1,788,309	0.4
25,468	PepsiCo, Inc.	2,377,183	0.5
379,323	Other Securities	18,946,761	3.8
		23,112,253	4.7
	Energy: 4.1%
43,486	Halliburton Co.	1,872,942	0.4
30,891	Royal Dutch Shell PLC - Class A	873,412	0.2
17,913 @	Royal Dutch Shell PLC - Class A ADR	1,021,220	0.2
10,022	Royal Dutch Shell PLC - Class B	285,330	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
21,060	Schlumberger Ltd.	$1,815,161	0.4
327,077	Other Securities(a)	14,177,305	2.9
		20,045,370	4.1
	Financials: 10.6%
16,382	Ameriprise Financial, Inc.	2,046,603	0.4
19,568 @	Aon PLC	1,950,538	0.4
38,213	Citigroup, Inc.	2,110,886	0.4
35,364	Discover Financial Services	2,037,674	0.4
8,242	Intercontinental Exchange, Inc.	1,842,994	0.4
51,442	Invesco Ltd.	1,928,561	0.4
41,285	JPMorgan Chase & Co.	2,797,472	0.6
29,735	Lincoln National Corp.	1,760,907	0.3
58,469	Wells Fargo & Co.	3,288,296	0.7
2,644,100	Other Securities(a)	32,387,069	6.6
		52,151,000	10.6
	Health Care: 7.7%
7,461 @	Allergan plc	2,264,115	0.5
44,707	Bristol-Myers Squibb Co.	2,974,804	0.6
28,939	Gilead Sciences, Inc.	3,388,178	0.7
63,035	Merck & Co., Inc.	3,588,582	0.7
323,130	Other Securities	25,780,553	5.2
		37,996,232	7.7
	Industrials: 6.7%
101,701	General Electric Co.	2,702,196	0.6
26,867	Union Pacific Corp.	2,562,306	0.5
644,994	Other Securities	27,624,613	5.6
		32,889,115	6.7
	Information Technology: 8.8%
55,959	Apple, Inc.	7,018,658	1.4
71,328	Cisco Systems, Inc.	1,958,667	0.4
31,690 @	Electronic Arts, Inc.	2,107,385	0.5
21,302 @	Facebook, Inc.	1,826,966	0.4
64,694	Intel Corp.	1,967,668	0.4
20,847	Intuit, Inc.	2,100,752	0.4
19,326	Mastercard, Inc.	1,806,594	0.4
90,436	Microsoft Corp.	3,992,749	0.8
30,881	Visa, Inc.	2,073,659	0.4
452,141	Other Securities(a)	18,264,436	3.7
		43,117,534	8.8
	Materials: 2.9%
602,119	Other Securities	14,469,645	2.9
	Telecommunication Services: 1.0%
47,463	AT&T, Inc.	1,685,886	0.3
456,463	Other Securities	3,220,542	0.7
		4,906,428	1.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 1.7%
301,872	Other Securities(a)	$8,381,390	1.7
	Total Common Stock (Cost $253,913,619)	277,137,557	56.4
EXCHANGE-TRADED FUNDS: 8.6%
39,600	iShares Barclays 20+ Year Treasury Bond Fund	4,651,416	0.9
2,190	iShares MSCI EAFE Index Fund	139,043	0.0
374,000	iShares MSCI Emerging Markets Index Fund	14,817,880	3.0
2,611	iShares Russell 1000 Value Index Fund	269,325	0.1
4,008	iShares Russell Midcap Value Index Fund	295,630	0.1
429,565	PowerShares Senior Loan Portfolio	10,219,351	2.1
311,914 L	SPDR Barclays Capital High Yield Bond ETF	11,986,855	2.4
	Total Exchange-Traded Funds (Cost $45,139,533)	42,379,500	8.6
MUTUAL FUNDS: 3.6%
	Affiliated Investment Companies: 2.6%
1,549,304	Voya High Yield Bond Fund - Class P	12,487,390	2.6
	Unaffiliated Investment Companies: 1.0%
865,546 @	Credit Suisse Commodity Return Strategy Fund - Class I	5,089,412	1.0
	Total Mutual Funds (Cost $17,732,809)	17,576,802	3.6
PREFERRED STOCK: 0.1%
	Consumer Discretionary: 0.1%
1,765	Other Securities	409,620	0.1
	Total Preferred Stock (Cost $438,388)	409,620	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 8.6%
	Basic Materials: 0.7%
340,000 #	Anglo American Capital PLC, 2.625%, 09/27/17	341,992	0.1
45,000 #	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	31,725	0.0
67,000 #	Georgia-Pacific LLC, 2.539%, 11/15/19	66,951	0.0
70,000 #	Georgia-Pacific LLC, 3.600%, 03/01/25	69,348	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
135,000 #	Glencore Funding LLC, 2.500%, 01/15/19	$133,509	0.1
84,000 #	Glencore Funding LLC, 2.875%, 04/16/20	82,354	0.0
75,000 #	NOVA Chemicals Corp., 5.250%, 08/01/23	76,406	0.0
127,000 #	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	133,408	0.0
2,445,000	Other Securities	2,448,010	0.5
		3,383,703	0.7
	Communications: 1.5%
200,000 #	Alibaba Group Holding Ltd., 3.600%, 11/28/24	192,938	0.0
347,000	AT&T, Inc., 3.000%-5.350%, 06/30/22-06/15/44	335,614	0.1
33,000 #	CommScope, Inc., 5.000%, 06/15/21	32,422	0.0
40,000 #	CommScope, Inc., 5.500%, 06/15/24	39,050	0.0
103,000 #	Cox Communications, Inc., 3.850%, 02/01/25	99,036	0.0
142,000 #	COX Communications, Inc., 2.950%, 06/30/23	130,927	0.1
200,000 #	Millicom International Cellular SA, 4.750%, 05/22/20	193,306	0.0
20,000 #	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	19,725	0.0
200,000 #	Numericable Group SA, 6.000%, 05/15/22	197,625	0.0
170,000 #	Sinclair Television Group, Inc., 5.625%, 08/01/24	166,812	0.0
209,000 #	Sirius XM Radio, Inc., 5.875%, 10/01/20	214,748	0.1
200,000 #	SoftBank Group Corp., 4.500%, 04/15/20	201,250	0.1
400,000 #	Telefonica Chile SA, 3.875%, 10/12/22	392,885	0.1
110,000 #	West Corp., 5.375%, 07/15/22	103,263	0.0
4,801,000	Other Securities(a)	4,853,173	1.0
		7,172,774	1.5
	Consumer, Cyclical: 0.3%
1,196,000	Other Securities	1,252,610	0.3
	Consumer, Non-cyclical: 1.3%
95,000 #	Alliance Data Systems Corp., 5.375%, 08/01/22	93,812	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
60,000 #	BAT International Finance PLC, 3.500%, 06/15/22	$60,793	0.0
41,000 #	Baxalta, Inc., 3.600%, 06/23/22	41,023	0.0
104,000 #	Baxalta, Inc., 4.000%, 06/23/25	103,530	0.1
80,000	Gilead Sciences, Inc., 3.500%, 02/01/25	80,092	0.0
80,000 #	HJ Heinz Co., 2.800%, 07/02/20	80,082	0.0
240,000 #	HJ Heinz Co., 3.950%, 07/15/25	241,838	0.1
95,000 #	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	95,831	0.0
80,000 #	JM Smucker Co, 3.000%, 03/15/22	78,612	0.0
60,000 #	JM Smucker Co, 3.500%, 03/15/25	58,715	0.0
100,000 #	Marfrig Overseas Ltd., 9.500%, 05/04/20	102,670	0.0
160,000 #	Medtronic, Inc., 3.150%, 03/15/22	160,711	0.0
169,000 #	Medtronic, Inc., 3.500%, 03/15/25	168,644	0.1
72,000 #	Medtronic, Inc., 4.375%, 03/15/35	71,369	0.0
53,000 #	Medtronic, Inc., 4.625%, 03/15/45	53,581	0.0
100,000 #	Valeant Pharmaceuticals International, 7.000%, 10/01/20	104,250	0.0
100,000 #	Valeant Pharmaceuticals International, 7.250%, 07/15/22	106,625	0.1
67,000 #	WM Wrigley Jr Co., 2.400%, 10/21/18	67,965	0.0
4,414,000	Other Securities	4,422,955	0.9
		6,193,098	1.3
	Diversified: 0.0%
90,000	Other Securities	88,946	0.0
	Energy: 1.1%
60,000 #	Columbia Pipeline Group, Inc., 3.300%, 06/01/20	60,248	0.0
60,000 #	Columbia Pipeline Group, Inc., 4.500%, 06/01/25	59,217	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
79,000 #	Enable Midstream Partners L.P., 3.900%, 05/15/24	$73,399	0.0
25,000 #	Hilcorp Energy I L.P./ Hilcorp Finance Co., 5.000%, 12/01/24	23,567	0.0
80,000 #	Kinder Morgan Finance Co., LLC, 6.000%, 01/15/18	86,688	0.0
400,000 #	Reliance Industries Ltd., 5.875%, 12/31/49	402,500	0.1
150,000 #	YPF SA, 8.500%, 07/28/25	148,875	0.0
200,000 #	YPF SA, 8.875%, 12/19/18	213,000	0.1
4,605,000	Other Securities(a)	4,598,090	0.9
		5,665,584	1.1
	Financial: 2.5%
736,000	Bank of America Corp., 3.300%-5.000%, 01/11/23-04/21/45	739,472	0.2
200,000 #	Bank of Tokyo-Mitsubishi UFJ Ltd/The, 2.300%, 03/05/20	199,195	0.1
197,000 #	Barclays Bank PLC, 6.050%, 12/04/17	214,548	0.1
200,000 #	BPCE SA, 5.150%, 07/21/24	202,950	0.0
200,000 #	BPCE SA, 5.700%, 10/22/23	211,423	0.1
89,000 #	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	113,141	0.0
200,000 #	Credit Agricole SA, 4.375%, 03/17/25	191,984	0.0
200,000 #	Credit Suisse AG, 6.500%, 08/08/23	219,222	0.0
132,000 #	Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20	130,461	0.0
79,000 #	Credit Suisse Group Funding Guernsey Ltd., 3.750%, 03/26/25	76,088	0.0
250,000	Credit Suisse/New York NY, 1.750%, 01/29/18	249,005	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
117,000	Discover Financial Services, 5.200%, 04/27/22	$124,470	0.0
113,000 #	Five Corners Funding Trust, 4.419%, 11/15/23	116,774	0.0
100,000 #	HBOS PLC, 6.750%, 05/21/18	111,070	0.0
181,000 #	International Lease Finance Corp., 7.125%, 09/01/18	202,268	0.1
591,000	JPMorgan Chase & Co., 1.625%-6.125%, 05/15/18-12/29/49	587,289	0.1
400,000 #	Mizuho Bank Ltd., 3.200%, 03/26/25	392,585	0.1
624,000	Morgan Stanley, 2.800%-4.300%, 06/16/20-01/27/45	622,102	0.1
70,000 #	Scentre Group Trust 1 / Scentre Group Trust 2, 3.250%, 10/28/25	66,765	0.0
73,000 #	Scentre Group Trust 1 / Scentre Group Trust 2, 3.500%, 02/12/25	71,680	0.0
200,000 #	Swedbank AB, 2.200%, 03/04/20	198,711	0.0
60,000	Wells Fargo & Co., 3.900%, 05/01/45	53,921	0.0
7,293,000	Other Securities	7,448,579	1.5
		12,543,703	2.5
	Industrial: 0.3%
80,000 #	AP Moeller - Maersk A/S, 2.550%, 09/22/19	80,568	0.0
100,000 #	Sanmina Corp., 4.375%, 06/01/19	100,000	0.0
150,000 #	Siemens Financieringsmaatschappij NV, 2.900%, 05/27/22	148,098	0.1
60,000 #	Siemens Financieringsmaatschappij NV, 3.250%, 05/27/25	58,974	0.0
953,000	Other Securities	953,779	0.2
		1,341,419	0.3
	Technology: 0.4%
55,000 #	Activision Blizzard, Inc., 5.625%, 09/15/21	57,750	0.0
180,000	Apple, Inc., 3.200%, 05/13/25	179,010	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
85,000 #	Audatex North America, Inc., 6.000%, 06/15/21	$87,656	0.0
200,000 #	NXP BV / NXP Funding LLC, 5.750%, 02/15/21	208,750	0.1
60,000 #	Seagate HDD Cayman, 4.875%, 06/01/27	58,356	0.0
1,448,000	Other Securities	1,415,771	0.3
		2,007,293	0.4
	Utilities: 0.5%
200,000 #	Abu Dhabi National Energy Co., 5.875%, 12/13/21	231,760	0.0
225,000 #	Calpine Corp., 6.000%, 01/15/22	239,063	0.1
58,000 #	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	66,474	0.0
86,000 #	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	99,665	0.0
200,000 #	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	212,000	0.0
47,000 #	Jersey Central Power & Light Co., 4.700%, 04/01/24	49,313	0.0
1,669,000	Other Securities	1,771,044	0.4
		2,669,319	0.5
	Total Corporate Bonds/Notes (Cost $41,998,577)	42,318,449	8.6
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.9%
190,000 #	BAMLL Commercial Mortgage Securities Trust 2015-ASHF, 2.186%, 01/15/28	190,004	0.0
93,127	Banc of America Alternative Loan Trust 2004-1 4A1, 4.750%, 02/25/19	93,827	0.0
250,000	Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.749%, 06/10/49	259,592	0.1
120,000	Banc of America Commercial Mortgage Trust 2007-3 B, 5.749%, 06/10/49	122,056	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
180,000	Banc of America Commercial Mortgage Trust 2007-4 AJ, 6.003%, 02/10/51	$187,690	0.1
190,000 #	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2004-4 G, 5.582%, 07/10/42	194,133	0.1
50,000 #	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.582%, 07/10/42	49,545	0.0
74,000 #	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.952%, 03/11/41	81,850	0.0
42,717	Banc of America Mortgage 2005-J Trust 2A4, 2.712%, 11/25/35	39,582	0.0
13,884 #	Bank of America Merrill Lynch Commercial Mortgage, Inc., 5.291%, 07/10/43	13,875	0.0
170,000 #	Bank of America Merrill Lynch Commercial Mortgage, Inc., 6.234%, 11/10/38	172,159	0.0
196,000 #	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 6.078%, 06/11/41	209,378	0.0
70,000 #	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.406%, 11/11/41	76,690	0.0
130,000 #	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.882%, 11/11/41	142,769	0.1
140,000 #	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18, 5.921%, 02/13/42	136,741	0.0
110,000 #	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22, 5.766%, 04/12/38	115,007	0.0
219,154 #	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	240,960	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
50,000 #	Citigroup Commercial Mortgage Trust 2012-GC8, 4.877%, 09/10/45	$49,999	0.0
110,000 #	COMM 2004-LNB2 H Mortgage Trust, 6.067%, 03/10/39	121,495	0.0
1,830,482 #,^	COMM 2012 - LTRT XA, 1.208%, 10/05/30	104,653	0.0
1,748,589 ^	COMM 2012-CCRE4 XA Mortgage Trust, 2.103%, 10/15/45	167,757	0.1
628,219 ^	COMM 2013-LC6 XA Mortgage Trust, 1.900%, 01/10/46	49,103	0.0
749,508 ^	Commercial Mortgage Pass Through Certificates, 1.572%, 04/10/47	58,276	0.0
80,000 #	Commercial Mortgage Trust 2004-GG1 F, 6.236%, 06/10/36	81,374	0.0
1,457,413 ^	Commercial Mortgage Trust, 1.575%, 10/10/46	115,582	0.1
956,462 ^	Commercial Mortgage Trust, 2.050%, 08/15/45	88,105	0.0
2,380,000 #,^	Commercial Mortgage Trust, 0.748%, 10/15/45	96,456	0.0
70,000 #	Credit Suisse Commercial Mortgage Trust Series-K1A, 5.415%, 02/25/21	70,018	0.0
11,941 #	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	11,953	0.0
177,180 #	Credit Suisse First Boston Mortgage Securities Corp., 5.861%, 04/12/49	176,976	0.1
50,000 #	Credit Suisse First Boston Mortgage Securities Corp., 6.467%, 05/15/36	56,467	0.0
51,953 #	Credit Suisse Mortgage Capital Certificates 2009-3R 30A1, 2.289%, 07/27/37	52,150	0.0
890,788 #,^	DBUBS 2011-LC1 XA Mortgage Trust, 1.531%, 11/10/46	16,198	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
100,000 #	DBUBS 2011-LC2 Mortgage Trust, 5.640%, 07/10/44	$104,794	0.0
185,000	Fannie Mae Connecticut Avenue Securities 2013-CO1 M2, 4.737%, 02/25/25	187,080	0.1
80,000	Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.087%, 07/25/24	74,125	0.0
70,000	Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.187%, 05/25/25	68,497	0.0
40,000	Fannie Mae Connecticut Avenue Securities 2015- C02 2M2, 4.187%, 05/25/25	39,066	0.0
66,000	Fannie Mae Connecticut Avenue Securities 2015- CO1 M2, 4.487%, 02/25/25	66,086	0.0
1,926,717 ^	Fannie Mae Series 2011-M3 X, 0.154%, 07/25/21	29,065	0.0
500,000	Fannie Mae Connecticut Avenue Securities, 5.087%-5.187%, 11/25/24	516,518	0.1
133,142 ^	First Horizon Alternative Mortgage Securities, 6.513%, 12/25/36	33,586	0.0
100,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 4.937%, 10/25/24	103,892	0.0
80,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M2, 2.387%, 03/25/25	79,501	0.0
110,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.987%, 03/25/25	108,600	0.0
710,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 3.787%-4.737%, 04/25/24-01/25/25	714,887	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,348,555 #,^	FREMF Mortgage Trust, 0.100%, 12/25/44	$37,691	0.0
7,050 #	GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Trust, 5.000%, 05/10/36	7,069	0.0
952,202 ^	GS Mortgage Securities Corp. II, 2.724%, 05/10/45	97,024	0.0
100,000 #	GS Mortgage Securities Trust 2010-C2, 5.396%, 12/10/43	104,699	0.0
1,000,000 #,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.443%, 12/15/47	23,494	0.0
40,000 #	JP Morgan Chase Commercial Mortgage Securities Corp. Commercial Mortgage Pass-Thr, 5.740%, 05/15/41	41,730	0.0
3,131,353 ^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.762%, 01/15/46	65,109	0.0
30,000	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.097%, 01/12/37	29,942	0.0
40,000	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.847%, 06/12/41	39,075	0.0
180,000	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP4, 5.040%, 10/15/42	180,405	0.1
90,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, 5.618%, 05/15/45	90,356	0.0
1,480,816 ^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.926%, 06/15/45	105,969	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,584,003 ^	JPMBB Commercial Mortgage Securities Trust 2013-C14, 1.142%, 08/15/46	$63,075	0.0
1,287,221 ^	JPMBB Commercial Mortgage Securities Trust, 1.432%, 04/15/47	67,940	0.0
90,000	JP Morgan Chase Commercial Mortgage Securities Corp., 5.520%, 05/15/45	92,110	0.0
1,373,640 #,^	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	16,579	0.0
190,000 #	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.454%, 02/15/40	189,834	0.1
30,000 #	LB-UBS Commercial Mortgage Trust 2005-C5, 5.350%, 09/15/40	29,921	0.0
60,000 #	LB-UBS Commercial Mortgage Trust 2006-C6 JR14, 6.096%, 09/15/39	61,240	0.0
60,000 #	LB-UBS Commercial Mortgage Trust 2006-C6 JR15, 6.096%, 09/15/39	60,908	0.0
60,000 #	LB-UBS Commercial Mortgage Trust 2006-C6 JR16, 6.096%, 09/15/39	59,898	0.0
7,679,806 #,^	LB-UBS Commercial Mortgage Trust, 0.854%, 11/15/38	59,985	0.0
90,000 #	LB-UBS Commercial Mortgage Trust, 5.328%, 10/15/36	94,853	0.0
180,000 #	LB-UBS Commercial Mortgage Trust, 6.096%, 09/15/39	185,629	0.1
89,317 #	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	89,633	0.0
100,000 #	Merrill Lynch Mortgage Trust 2005-MKB2, 6.310%, 09/12/42	105,108	0.0
2,007,082 ^	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7, 1.823%, 02/15/46	159,846	0.0
80,000 #	Morgan Stanley Capital I Trust 2005-HQ6, 5.379%, 08/13/42	79,843	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
47,426	Morgan Stanley Capital I Trust 2007-HQ13 A2, 5.649%, 12/15/44	$47,705	0.0
100,000 #	Morgan Stanley Capital I Trust 2011-C1 D, 5.418%, 09/15/47	107,975	0.0
100,000 #	Morgan Stanley Capital I Trust 2011-C1 E, 5.418%, 09/15/47	106,345	0.0
130,000 #	Morgan Stanley Capital I Trust 2011-C1, 5.418%, 09/15/47	143,055	0.0
344,389 #	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	344,192	0.1
200,000 #	Morgan Stanley Re-REMIC Trust, 0.250%, 07/27/49	178,620	0.1
190,373 #	Springleaf Mortgage Loan Trust 2013-3A A, 1.870%, 09/25/57	190,394	0.0
150,000 #	TIAA CMBS I Trust 2001-C1A L, 5.770%, 06/19/33	155,682	0.0
951,907 #,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.276%, 08/10/49	97,213	0.0
60,000 #	Wachovia Bank Commercial Mortgage Trust Series 2005-C17 G, 5.703%, 03/15/42	59,867	0.0
957,276 #,^	Wells Fargo Commercial Mortgage Trust 2012-LC5 XA, 2.241%, 10/15/45	92,938	0.0
1,390,715 #,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.346%, 08/15/45	131,178	0.1
5,518,757	Other Securities	4,822,099	1.0
	Total Collateralized Mortgage Obligations (Cost $14,238,463)	14,484,345	2.9
U.S. TREASURY OBLIGATIONS: 4.3%
	U.S. Treasury Bonds: 1.6%
6,601,000	2.125%, due 05/15/25	6,471,040	1.3
1,791,000	2.500%, due 02/15/45	1,569,084	0.3
		8,040,124	1.6
	U.S. Treasury Notes: 2.7%
2,792,000	0.625%, due 06/30/17	2,790,691	0.6

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes (continued)
4,005,000	1.125%, due 06/15/18	$4,018,140	0.8
3,222,000	1.500%, due 07/31/16	3,261,015	0.7
3,173,500 L	1.375%-2.125%, due 09/30/18-06/30/22	3,175,180	0.6
		13,245,026	2.7
	Total U.S. Treasury Obligations (Cost $21,321,160)	21,285,150	4.3
ASSET-BACKED SECURITIES: 1.8%
	Automobile Asset-Backed Securities: 0.3%
40,000 #	AmeriCredit Automobile Receivables Trust 2011-3, 5.760%, 12/10/18	40,651	0.0
190,000 #	AmeriCredit Automobile Receivables Trust, 3.290%, 05/08/20	193,188	0.1
40,000 #	MMCA Automobile Trust, 2.260%, 10/15/20	40,332	0.0
120,000 #	Oscar US Funding Trust 2014-1, 2.550%, 12/15/21	122,297	0.0
160,000 #	Santander Drive Auto Receivables Trust 2013-A, 3.780%, 10/15/19	166,486	0.1
110,000 #	Santander Drive Auto Receivables Trust 2013-A, 4.710%, 01/15/21	116,534	0.0
30,000 #	SunTrust Auto Receivables Trust 2015-1, 2.200%, 02/15/21	29,991	0.0
700,000	Other Securities	704,980	0.1
		1,414,459	0.3
	Other Asset-Backed Securities: 1.5%
500,000 #	Ares XII CLO Ltd. 2007- 12A C, 2.282%, 11/25/20	494,851	0.1
250,000 #	Atrium V, 3.976%, 07/20/20	246,511	0.1
250,000 #	Black Diamond CLO 2005-1A C, 1.051%, 06/20/17	248,011	0.1
250,000 #	BlackRock Senior Income Series V Ltd. 2007-5A D, 2.527%, 08/13/19	242,430	0.0
250,000 #	Bluemountain CLO III Ltd. 2007-3A C, 0.973%, 03/17/21	242,007	0.0
500,000 #	Carlyle High Yield Partners IX Ltd., 0.688%, 08/01/21	480,018	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
200,000 #	Castle Garden Funding 2005-1A C1, 2.034%, 10/27/20	$198,136	0.1
100,000 #	Castle Garden Funding, 6.560%, 10/27/20	106,652	0.0
200,000 #	CIFC Funding 2006-I Ltd., 1.875%, 10/20/20	197,265	0.0
200,000 #	CIFC Funding 2006-II Ltd., 1.884%, 03/01/21	194,917	0.1
96,297 #	CIFC Funding 2006-II Ltd., 4.284%, 03/01/21	94,966	0.0
250,000 #	ColumbusNova CLO IV Ltd 2007-2A C, 2.525%, 10/15/21	243,804	0.0
500,000 #	ColumbusNova CLO Ltd 2006-2A E, 4.029%, 04/04/18	494,168	0.1
250,000 #	Gulf Stream - Compass CLO 2007-1A D Ltd., 3.729%, 10/28/19	250,144	0.1
250,000 #	Katonah IX CLO Ltd., 0.997%, 01/25/19	243,516	0.0
330,000 #	Kingsland III Ltd., 0.932%, 08/24/21	316,187	0.1
250,000 #	Madison Park Funding Ltd., 1.277%, 07/26/21	239,852	0.0
250,000 #	Momentum Capital Fund Ltd., 1.675%, 09/18/21	246,532	0.1
250,000 #	MSIM Peconic Bay Ltd., 2.275%, 07/20/19	248,669	0.1
500,000 #	Muir Grove CLO Ltd. 2007-1A B, 2.277%, 03/25/20	499,702	0.1
250,000 #	Northwoods Capital VIII Ltd., 2.279%, 07/28/22	246,683	0.1
300,000 #	Progress Residential 2015-SFR2 Trust, 4.427%, 06/12/32	300,407	0.1
100,000 #	Springleaf Funding Trust 2015-A, 3.160%, 11/15/24	101,267	0.0
250,000 #	St James River CLO Ltd. 2007-1A D, 2.586%, 06/11/21	246,250	0.0
100,000 #	Telos CLO 2006-1A E Ltd., 4.526%, 10/11/21	100,296	0.0
50,000 #	Trade MAPS 1 Ltd., 2.439%, 12/10/18	49,675	0.0
703,613	Other Securities	618,124	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
		$7,191,040	1.5
	Total Asset-Backed Securities (Cost $8,571,623)	8,605,499	1.8
U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.1%
	Federal Home Loan Mortgage Corporation: 2.0%##
13,812,132 ^,W	0.100%-21.817%, due 12/15/17-08/01/45	9,574,052	2.0
	Federal National Mortgage Association: 3.4%##
2,514,000 W	0.300%, due 08/01/44	2,498,140	0.5
2,236,028 ^	3.000%, due 02/25/33	369,221	0.1
2,499,000 W	3.500%, due 08/01/44	2,568,894	0.5
1,026,794 ^	4.500%, due 07/25/30	161,637	0.0
3,211,428 ^	5.963%, due 07/25/33	688,838	0.1
4,249,739 ^	6.383%, due 06/25/36	801,198	0.2
8,634,514 W	0.400%-7.500%, due 06/01/16-08/01/45	9,094,964	1.9
485,000 W	3.000%, due 07/01/29	502,502	0.1
		16,685,394	3.4
	Government National Mortgage Association: 0.7%
20,673,363 ^	0.630%-7.000%, due 12/20/29-10/20/60	3,664,087	0.7
	Total U.S. Government Agency Obligations (Cost $29,237,824)	29,923,533	6.1
FOREIGN GOVERNMENT BONDS: 1.9%
EUR1,175,000 #	Austria Government Bond, 1.650%, 10/21/24	1,384,672	0.3
200,000 #	Dominican Republic International Bond, 5.500%, 01/27/25	201,500	0.1
200,000 #	El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	190,700	0.0
10,000 #	Romanian Government International Bond, 4.375%, 08/22/23	10,299	0.0
EUR410,000 #	Spain Government Bond, 2.750%, 10/31/24	475,487	0.1
EUR12,260,246	Other Securities(a)	6,992,581	1.4
	Total Foreign Government Bonds (Cost $9,746,605)	9,255,239	1.9

# of Contracts		Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.2%
	Options on Currencies: 0.0%
2,780,000 @	Put CNH vs Call USD, Strike @ 6.463, Exp. 08/03/15 Counterparty: JPMorgan Chase & Co.	$241	0.0
10,369,372 @	Put EUR vs. Call USD, Strike @ 1.055, Exp. 08/12/15 Counterparty: Bank of America	41,621	0.0
		41,862	0.0
	OTC Interest Rate Swaptions: 0.2%
15,325,000 @	Pay a fixed rate equal to 1.667% and receive a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 09/11/15 Counterparty: JPMorgan Chase & Co.	17,472	0.0
4,900,000 @	Pay a fixed rate equal to 3.140% and receive a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 05/19/25 Counterparty: Morgan Stanley	342,795	0.1
15,325,000 @	Receive a fixed rate equal to 1.667% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 09/11/15 Counterparty: JPMorgan Chase & Co.	146,878	0.0
4,900,000 @	Receive a fixed rate equal to 3.140% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 05/19/25 Counterparty: Morgan Stanley	276,378	0.1
		783,523	0.2
	Total Purchased Options (Cost $1,011,152)	825,385	0.2
	Total Long-Term Investments (Cost $443,349,753)	464,201,079	94.5

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.4%
	Securities Lending Collateralcc: 3.3%
3,857,839	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $3,857,855, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $3,934,996, due 07/15/15-05/20/65)	$3,857,839	0.8
2,841,131	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $2,841,145, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $2,897,940, due 11/15/15-03/01/48)	2,841,131	0.6
3,857,800	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $3,857,818, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $3,934,956, due 01/15/17- 08/15/42)	3,857,800	0.8
3,857,839	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $3,857,854, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,934,997, due 07/31/15-05/20/65)	3,857,839	0.8
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,828,876	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $1,828,886, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,866,154, due 01/15/17- 01/15/29)	$1,828,876	0.3
		16,243,485	3.3
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.1%
10,509,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $10,509,000)	10,509,000	2.1
	Total Short-Term Investments (Cost $26,752,485)	26,752,485	5.4
	Total Investments in Securities (Cost $470,102,238)	$490,953,564	99.9
	Assets in Excess of Other Liabilities	580,988	0.1
	Net Assets	$491,534,552	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

##
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

W
Settlement is on a when-issued or delayed-delivery basis.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

^
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(a)
This grouping contains securities on loan.

CAD
Canadian Dollar

EUR
EU Euro

GBP
British Pound

MXN
Mexican Peso

Cost for federal income tax purposes is $471,256,357.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$33,269,142
Gross Unrealized Depreciation	(13,571,935)
Net Unrealized Appreciation	$19,697,207

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$34,041,667	$6,026,923	$—	$40,068,590
Consumer Staples	18,173,430	4,938,823	—	23,112,253
Energy	17,340,754	2,704,616	—	20,045,370
Financials	38,042,509	14,108,491	—	52,151,000
Health Care	31,337,859	6,658,373	—	37,996,232
Industrials	26,271,242	6,617,873	—	32,889,115
Information Technology	40,262,050	2,855,484	—	43,117,534
Materials	10,710,118	3,759,527	—	14,469,645
Telecommunication Services	2,529,971	2,376,457	—	4,906,428
Utilities	6,671,823	1,709,567	—	8,381,390
Total Common Stock	225,381,423	51,756,134	—	277,137,557
Exchange-Traded Funds	42,379,500	—	—	42,379,500
Mutual Funds	17,576,802	—	—	17,576,802
Preferred Stock	—	409,620	—	409,620
Purchased Options	—	825,385	—	825,385
Corporate Bonds/Notes	—	42,318,449	—	42,318,449
Collateralized Mortgage Obligations	—	14,484,345	—	14,484,345
Short-Term Investments	10,509,000	16,243,485	—	26,752,485
Asset-Backed Securities	—	8,605,499	—	8,605,499
U.S. Treasury Obligations	—	21,285,150	—	21,285,150
Foreign Government Bonds	—	9,255,239	—	9,255,239
U.S. Government Agency Obligations	—	29,923,533	—	29,923,533
Total Investments, at fair value	$295,846,725	$195,106,839	$—	$490,953,564
Other Financial Instruments+
Centrally Cleared Swaps	—	1,025,981	—	1,025,981
Forward Foreign Currency Contracts	—	303,182	—	303,182
Futures	59,257	—	—	59,257
Total Assets	$295,905,982	$196,436,002	$—	$492,341,984

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(1,221,882)	$—	$(1,221,882)
Forward Foreign Currency Contracts	—	(819,706)	—	(819,706)
Futures	(404,681)	—	—	(404,681)
Written Options	—	(799,492)	—	(799,492)
Total Liabilities	$(404,681)	$(2,841,080)	$—	$(3,245,761)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 6/30/2015	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class P	$1,113,245	$11,450,055	$—	$(75,910)	$12,487,390	$231,059	$—	$—
	$1,113,245	$11,450,055	$—	$(75,910)	$12,487,390	$231,059	$—	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2015, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:
Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Norwegian Krone	3,117,463	Buy	08/14/15	$396,000	$397,202	$1,202
Barclays Bank PLC	EU Euro	317,105	Buy	08/14/15	359,750	353,738	(6,012)
Barclays Bank PLC	Swedish Krona	1,046,780	Buy	08/14/15	129,000	126,388	(2,612)
Barclays Bank PLC	Japanese Yen	12,921,712	Buy	08/14/15	104,000	105,637	1,637
Barclays Bank PLC	Swedish Krona	953,007	Buy	08/14/15	112,000	115,066	3,066
Barclays Bank PLC	Turkish Lira	211,898	Buy	09/11/15	76,419	77,447	1,028
Barclays Bank PLC	Singapore Dollar	110,734	Buy	08/14/15	83,503	82,161	(1,342)
Barclays Bank PLC	Swedish Krona	1,929,848	Buy	08/14/15	236,000	233,009	(2,991)
Citigroup, Inc.	EU Euro	479,629	Buy	08/14/15	538,000	535,037	(2,963)
Citigroup, Inc.	EU Euro	247,969	Buy	08/14/15	278,000	276,615	(1,385)
Citigroup, Inc.	EU Euro	1,375,860	Buy	08/14/15	1,568,000	1,534,803	(33,197)
Citigroup, Inc.	Canadian Dollar	195,213	Buy	08/14/15	159,000	156,202	(2,798)
Citigroup, Inc.	EU Euro	288,835	Buy	08/14/15	326,000	322,202	(3,798)
Citigroup, Inc.	Japanese Yen	15,174,482	Buy	08/14/15	123,000	124,054	1,054
Citigroup, Inc.	British Pound	146,615	Buy	08/14/15	228,000	230,298	2,298
Citigroup, Inc.	Canadian Dollar	335,836	Buy	08/14/15	272,000	268,722	(3,278)
Citigroup, Inc.	British Pound	129,468	Buy	08/14/15	199,000	203,365	4,365
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	British Pound	206,926	Buy	08/14/15	316,000	325,033	9,033
Citigroup, Inc.	Australian Dollar	167,847	Buy	08/14/15	130,000	129,182	(818)
Citigroup, Inc.	EU Euro	171,005	Buy	08/14/15	187,000	190,760	3,760
Citigroup, Inc.	Japanese Yen	16,208,791	Buy	08/14/15	130,000	132,510	2,510
Citigroup, Inc.	Australian Dollar	144,453	Buy	08/14/15	110,000	111,176	1,176
Citigroup, Inc.	Israeli New Shekel	191,464	Buy	09/11/15	50,178	50,749	571
Citigroup, Inc.	Mexican Peso	12,109,326	Buy	09/11/15	791,902	766,503	(25,399)
Citigroup, Inc.	Australian Dollar	1,047,581	Buy	08/14/15	834,228	806,260	(27,968)
Deutsche Bank AG	EU Euro	15,436	Buy	08/14/15	17,300	17,219	(81)
Deutsche Bank AG	Norwegian Krone	2,147,036	Buy	08/14/15	280,000	273,558	(6,442)
Deutsche Bank AG	Swedish Krona	1,491,089	Buy	08/14/15	184,000	180,034	(3,966)
Deutsche Bank AG	British Pound	186,336	Buy	08/14/15	289,000	292,691	3,691
Deutsche Bank AG	EU Euro	112,035	Buy	08/14/15	125,000	124,978	(22)
Deutsche Bank AG	Malaysian Ringgit	352,023	Buy	08/14/15	98,037	93,443	(4,594)
Goldman Sachs & Co.	British Pound	219,898	Buy	08/14/15	346,000	345,408	(592)
Goldman Sachs & Co.	British Pound	175,430	Buy	08/14/15	276,000	275,561	(439)
Goldman Sachs & Co.	British Pound	419,036	Buy	08/14/15	657,000	658,208	1,208
Goldman Sachs & Co.	EU Euro	317,143	Buy	08/14/15	359,750	353,780	(5,970)
Goldman Sachs & Co.	EU Euro	320,062	Buy	08/14/15	359,750	357,037	(2,713)
Goldman Sachs & Co.	EU Euro	320,031	Buy	08/14/15	359,750	357,002	(2,748)
Goldman Sachs & Co.	EU Euro	1,391,699	Buy	08/14/15	1,571,000	1,552,472	(18,528)
Goldman Sachs & Co.	EU Euro	1,372,265	Buy	08/14/15	1,527,000	1,530,793	3,793
HSBC Bank PLC	Peruvian Nuevo Sol	11,796	Buy	09/11/15	3,677	3,671	(6)
HSBC Bank PLC	South Korean Won	649,483,611	Buy	08/14/15	591,434	579,362	(12,072)
JPMorgan Chase & Co.	Australian Dollar	178,034	Buy	08/14/15	137,000	137,022	22
JPMorgan Chase & Co.	Australian Dollar	202,314	Buy	08/14/15	156,000	155,709	(291)
JPMorgan Chase & Co.	Australian Dollar	530,607	Buy	08/14/15	411,000	408,377	(2,623)
JPMorgan Chase & Co.	Japanese Yen	37,495,141	Buy	08/14/15	306,000	306,530	530
JPMorgan Chase & Co.	New Zealand Dollar	120,843	Buy	08/14/15	83,000	81,572	(1,428)
JPMorgan Chase & Co.	Australian Dollar	383,078	Buy	08/14/15	296,000	294,832	(1,168)
JPMorgan Chase & Co.	Canadian Dollar	406,551	Buy	08/14/15	332,000	325,306	(6,694)
JPMorgan Chase & Co.	British Pound	285,117	Buy	08/14/15	437,000	447,853	10,853
JPMorgan Chase & Co.	Japanese Yen	10,221,603	Buy	08/14/15	82,000	83,564	1,564
JPMorgan Chase & Co.	British Pound	429,033	Buy	08/14/15	659,000	673,911	14,911
JPMorgan Chase & Co.	Australian Dollar	262,261	Buy	08/14/15	203,000	201,846	(1,154)
JPMorgan Chase & Co.	Canadian Dollar	296,848	Buy	08/14/15	239,000	237,526	(1,474)
JPMorgan Chase & Co.	EU Euro	143,615	Buy	08/14/15	158,000	160,206	2,206
JPMorgan Chase & Co.	Canadian Dollar	2,450	Buy	08/14/15	1,965	1,960	(5)
JPMorgan Chase & Co.	EU Euro	326,817	Buy	08/14/15	358,000	364,572	6,572
JPMorgan Chase & Co.	Brazilian Real	5,294	Buy	09/11/15	1,687	1,659	(28)
JPMorgan Chase & Co.	Hong Kong Sar Dollar	83,689	Buy	08/14/15	10,796	10,796	—
JPMorgan Chase & Co.	Indonesian Rupiah	841,602,000	Buy	08/14/15	62,309	62,406	97
JPMorgan Chase & Co.	Canadian Dollar	2,893,116	Buy	08/14/15	2,398,453	2,314,954	(83,499)
JPMorgan Chase & Co.	Danish Krone	849,772	Buy	08/14/15	129,353	127,147	(2,206)
JPMorgan Chase & Co.	British Pound	1,578,586	Buy	08/14/15	2,480,218	2,479,595	(623)
Morgan Stanley	New Zealand Dollar	285,052	Buy	08/14/15	198,000	192,418	(5,582)
Morgan Stanley	British Pound	146,403	Buy	08/14/15	228,000	229,966	1,966
Morgan Stanley	Australian Dollar	277,931	Buy	08/14/15	214,000	213,906	(94)
Morgan Stanley	EU Euro	1,180,630	Buy	08/14/15	1,337,000	1,317,019	(19,981)
Morgan Stanley	Norwegian Krone	2,126,129	Buy	08/14/15	273,000	270,894	(2,106)
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Morgan Stanley	New Zealand Dollar	284,714	Buy	08/14/15	202,000	192,189	(9,811)
Morgan Stanley	Swedish Krona	1,515,379	Buy	08/14/15	183,000	182,966	(34)
Morgan Stanley	EU Euro	187,135	Buy	08/14/15	211,000	208,753	(2,247)
Morgan Stanley	EU Euro	225,480	Buy	08/14/15	254,000	251,528	(2,472)
Morgan Stanley	British Pound	348,742	Buy	08/14/15	534,000	547,793	13,793
Morgan Stanley	EU Euro	460,411	Buy	08/14/15	512,000	513,598	1,598
Morgan Stanley	EU Euro	1,473,206	Buy	08/14/15	1,619,000	1,643,394	24,394
Morgan Stanley	EU Euro	77,806	Buy	08/14/15	85,240	86,794	1,554
Morgan Stanley	EU Euro	140,494	Buy	08/14/15	153,000	156,724	3,724
Morgan Stanley	Chilean Peso	4,391,763	Buy	09/11/15	6,910	6,824	(86)
Morgan Stanley	Colombian Peso	995,085	Buy	09/11/15	389	378	(11)
Morgan Stanley	Czech Koruna	1,154,548	Buy	09/11/15	48,280	47,248	(1,032)
Morgan Stanley	British Pound	58,727	Buy	08/14/15	92,000	92,247	247
Morgan Stanley	Hungarian Forint	401,990	Buy	09/11/15	1,470	1,419	(51)
Morgan Stanley	Norwegian Krone	1,807,208	Buy	08/14/15	239,000	230,260	(8,740)
Morgan Stanley	New Zealand Dollar	424,625	Buy	08/14/15	309,000	286,633	(22,367)
Morgan Stanley	Polish Zloty	422,687	Buy	09/11/15	115,396	112,200	(3,196)
Morgan Stanley	Russian Ruble	2,847,623	Buy	09/11/15	51,606	50,300	(1,306)
Morgan Stanley	South African Rand	969,568	Buy	09/11/15	78,567	78,691	124
Morgan Stanley	British Pound	139,430	Buy	08/14/15	216,000	219,012	3,012
Morgan Stanley	Thai Baht	4,334,011	Buy	08/14/15	128,969	128,123	(846)
Morgan Stanley	EU Euro	8,027,858	Buy	08/14/15	9,112,163	8,955,256	(156,907)
Morgan Stanley	British Pound	109,341	Buy	08/14/15	172,000	171,750	(250)
Morgan Stanley	Japanese Yen	978,651,093	Buy	08/14/15	8,174,441	8,000,663	(173,778)
							$(557,265)
Barclays Bank PLC	Norwegian Krone	4,274,688	Sell	08/14/15	$542,000	$544,646	$(2,646)
Barclays Bank PLC	EU Euro	161,897	Sell	08/14/15	184,000	180,600	3,400
Barclays Bank PLC	Japanese Yen	44,372,770	Sell	08/14/15	359,750	362,756	(3,006)
Barclays Bank PLC	Japanese Yen	190,154,996	Sell	08/14/15	1,532,000	1,554,554	(22,554)
Barclays Bank PLC	Swedish Krona	992,186	Sell	08/14/15	116,000	119,796	(3,796)
Citigroup, Inc.	Canadian Dollar	268,451	Sell	08/14/15	217,000	214,804	2,196
Citigroup, Inc.	Norwegian Krone	589,491	Sell	08/14/15	75,000	75,108	(108)
Citigroup, Inc.	Canadian Dollar	96,316	Sell	08/14/15	78,000	77,068	932
Citigroup, Inc.	Canadian Dollar	148,818	Sell	08/14/15	120,000	119,078	922
Citigroup, Inc.	British Pound	98,878	Sell	08/14/15	157,000	155,315	1,685
Citigroup, Inc.	Swedish Krona	1,419,530	Sell	08/14/15	174,000	171,394	2,606
Citigroup, Inc.	Canadian Dollar	172,525	Sell	08/14/15	140,000	138,048	1,952
Citigroup, Inc.	British Pound	156,940	Sell	08/14/15	243,000	246,516	(3,516)
Citigroup, Inc.	Canadian Dollar	173,411	Sell	08/14/15	141,000	138,756	2,244
Citigroup, Inc.	Swedish Krona	1,313,168	Sell	08/14/15	158,000	158,552	(552)
Citigroup, Inc.	British Pound	154,615	Sell	08/14/15	237,000	242,865	(5,865)
Citigroup, Inc.	British Pound	107,931	Sell	08/14/15	165,000	169,535	(4,535)
Citigroup, Inc.	British Pound	297,921	Sell	08/14/15	456,000	467,965	(11,965)
Citigroup, Inc.	British Pound	111,093	Sell	08/14/15	171,000	174,502	(3,502)
Citigroup, Inc.	EU Euro	46,885	Sell	08/14/15	52,000	52,302	(302)
Citigroup, Inc.	Philippine Peso	800,028	Sell	08/14/15	17,894	17,711	183
Deutsche Bank AG	EU Euro	322,550	Sell	08/14/15	359,750	359,812	(62)
Deutsche Bank AG	Swedish Krona	806,859	Sell	08/14/15	98,000	97,420	580
Deutsche Bank AG	Japanese Yen	44,371,856	Sell	08/14/15	359,750	362,749	(2,999)
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Japanese Yen	44,373,295	Sell	08/14/15	359,750	362,760	(3,010)
Deutsche Bank AG	Norwegian Krone	2,126,943	Sell	08/14/15	271,000	270,998	2
Deutsche Bank AG	Australian Dollar	459,715	Sell	08/14/15	352,000	353,815	(1,815)
Deutsche Bank AG	Norwegian Krone	1,819,244	Sell	08/14/15	234,000	231,793	2,207
Deutsche Bank AG	Romanian New Leu	4,811	Sell	09/11/15	1,221	1,197	24
Goldman Sachs & Co.	EU Euro	322,397	Sell	08/14/15	359,750	359,641	109
Goldman Sachs & Co.	EU Euro	322,403	Sell	08/14/15	359,750	359,648	102
Goldman Sachs & Co.	EU Euro	322,426	Sell	08/14/15	359,750	359,674	76
Goldman Sachs & Co.	Canadian Dollar	319,899	Sell	08/14/15	258,000	255,970	2,030
Goldman Sachs & Co.	Japanese Yen	44,367,932	Sell	08/14/15	359,750	362,716	(2,966)
Goldman Sachs & Co.	EU Euro	1,571,908	Sell	08/14/15	1,768,000	1,753,498	14,502
Goldman Sachs & Co.	Japanese Yen	9,695,985	Sell	08/14/15	78,000	79,267	(1,267)
Goldman Sachs & Co.	Canadian Dollar	155,837	Sell	08/14/15	125,000	124,695	305
Goldman Sachs & Co.	Swedish Krona	1,003,238	Sell	08/14/15	120,000	121,131	(1,131)
Goldman Sachs & Co.	Swedish Krona	1,009,802	Sell	08/14/15	123,161	121,924	1,237
JPMorgan Chase & Co.	British Pound	329,046	Sell	08/14/15	517,000	516,855	145
JPMorgan Chase & Co.	EU Euro	475,148	Sell	08/14/15	530,000	530,038	(38)
JPMorgan Chase & Co.	Australian Dollar	491,585	Sell	08/14/15	377,000	378,343	(1,343)
JPMorgan Chase & Co.	Japanese Yen	17,336,200	Sell	08/14/15	140,000	141,727	(1,727)
JPMorgan Chase & Co.	Australian Dollar	183,516	Sell	08/14/15	140,000	141,241	(1,241)
JPMorgan Chase & Co.	EU Euro	115,267	Sell	08/14/15	129,000	128,583	417
JPMorgan Chase & Co.	Swiss Franc	98,087	Sell	08/14/15	107,000	105,089	1,911
JPMorgan Chase & Co.	EU Euro	325,346	Sell	08/14/15	369,000	362,930	6,070
JPMorgan Chase & Co.	British Pound	296,633	Sell	08/14/15	464,000	465,941	(1,941)
JPMorgan Chase & Co.	Australian Dollar	390,145	Sell	08/14/15	302,000	300,271	1,729
JPMorgan Chase & Co.	Canadian Dollar	407,762	Sell	08/14/15	331,000	326,275	4,725
JPMorgan Chase & Co.	New Zealand Dollar	298,580	Sell	08/14/15	208,000	201,549	6,451
JPMorgan Chase & Co.	Australian Dollar	161,659	Sell	08/14/15	125,000	124,419	581
JPMorgan Chase & Co.	EU Euro	139,556	Sell	08/14/15	158,000	155,678	2,322
JPMorgan Chase & Co.	Australian Dollar	232,801	Sell	08/14/15	177,000	179,173	(2,173)
JPMorgan Chase & Co.	EU Euro	169,678	Sell	08/14/15	189,000	189,280	(280)
JPMorgan Chase & Co.	Australian Dollar	177,734	Sell	08/14/15	136,000	136,791	(791)
JPMorgan Chase & Co.	Japanese Yen	77,274,775	Sell	08/14/15	639,000	631,736	7,264
JPMorgan Chase & Co.	Australian Dollar	251,723	Sell	08/14/15	197,000	193,736	3,264
JPMorgan Chase & Co.	Australian Dollar	261,499	Sell	08/14/15	206,000	201,260	4,740
JPMorgan Chase & Co.	EU Euro	362,670	Sell	08/14/15	405,000	404,566	434
JPMorgan Chase & Co.	Norwegian Krone	1,035,918	Sell	08/14/15	139,862	131,988	7,874
Morgan Stanley	New Zealand Dollar	172,785	Sell	08/14/15	118,000	116,635	1,365
Morgan Stanley	Australian Dollar	260,076	Sell	08/14/15	201,000	200,165	835
Morgan Stanley	Japanese Yen	9,015,415	Sell	08/14/15	73,000	73,703	(703)
Morgan Stanley	Japanese Yen	188,649,760	Sell	08/14/15	1,532,000	1,542,249	(10,249)
Morgan Stanley	British Pound	106,182	Sell	08/14/15	168,000	166,787	1,213
Morgan Stanley	British Pound	161,858	Sell	08/14/15	256,000	254,242	1,758
Morgan Stanley	Japanese Yen	10,978,661	Sell	08/14/15	89,000	89,753	(753)
Morgan Stanley	Norwegian Krone	2,123,336	Sell	08/14/15	273,000	270,538	2,462
Morgan Stanley	Australian Dollar	287,461	Sell	08/14/15	222,000	221,241	759
Morgan Stanley	EU Euro	447,371	Sell	08/14/15	505,000	499,052	5,948
Morgan Stanley	New Zealand Dollar	262,729	Sell	08/14/15	186,000	177,348	8,652
Morgan Stanley	New Zealand Dollar	253,154	Sell	08/14/15	179,000	170,886	8,114
Morgan Stanley	Canadian Dollar	246,359	Sell	08/14/15	197,000	197,127	(127)
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Morgan Stanley	Japanese Yen	189,691,304	Sell	08/14/15	1,525,000	1,550,763	(25,763)
Morgan Stanley	British Pound	94,799	Sell	08/14/15	144,000	148,908	(4,908)
Morgan Stanley	Canadian Dollar	368,138	Sell	08/14/15	296,000	294,569	1,431
Morgan Stanley	British Pound	72,405	Sell	08/14/15	112,000	113,731	(1,731)
Morgan Stanley	Japanese Yen	10,192,890	Sell	08/14/15	84,000	83,329	671
Morgan Stanley	EU Euro	230,682	Sell	08/14/15	257,000	257,331	(331)
Morgan Stanley	Australian Dollar	296,577	Sell	08/14/15	233,000	228,258	4,742
Morgan Stanley	Canadian Dollar	411,685	Sell	08/14/15	337,000	329,414	7,586
Morgan Stanley	Swedish Krona	922,295	Sell	08/14/15	111,000	111,358	(358)
Morgan Stanley	Canadian Dollar	276,449	Sell	08/14/15	226,000	221,203	4,797
Morgan Stanley	British Pound	218,201	Sell	08/14/15	338,000	342,744	(4,744)
Morgan Stanley	New Zealand Dollar	550,986	Sell	08/14/15	406,300	371,930	34,370
Morgan Stanley	Swiss Franc	67,544	Sell	08/14/15	73,306	72,366	940
Morgan Stanley	EU Euro	152,611	Sell	08/14/15	175,000	170,241	4,759
Morgan Stanley	South African Rand	661,064	Sell	09/11/15	53,568	53,652	(84)
							$40,741

At June 30, 2015, the following futures contracts were outstanding for Voya Balanced Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	8	09/08/15	$1,325,693	$(16,749)
Australia 10-Year Bond	2	09/15/15	193,291	1,171
Australia 3-Year Bond	7	09/15/15	601,351	991
Canada 10-Year Bond	6	09/21/15	672,538	5,983
Euro-Bobl 5-Year	17	09/08/15	2,455,863	9,879
Euro-Schatz	25	09/08/15	3,101,379	2,188
Japanese Government Bonds 10-Year Mini	5	09/09/15	600,319	1,115
Long Gilt	10	09/28/15	1,818,396	(20,149)
Long-Term Euro-BTP	12	09/08/15	1,741,979	(17,824)
S&P 500 E-Mini	249	09/18/15	25,577,280	(233,476)
U.S. Treasury 10-Year Note	8	09/21/15	1,009,375	7,534
U.S. Treasury 2-Year Note	81	09/30/15	17,733,938	30,241
U.S. Treasury Long Bond	7	09/21/15	1,055,906	(23,955)
U.S. Treasury Ultra Long Bond	22	09/21/15	3,389,375	(86,607)
			$61,276,683	$(339,658)
Short Contracts
Euro-Bund	(4)	09/08/15	(677,830)	(454)
Short Gilt	(1)	09/28/15	(164,195)	155
U.S. Treasury 5-Year Note	(144)	09/30/15	(17,173,125)	(5,467)
			$(18,015,150)	$(5,766)

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

At June 30, 2015, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:
	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate equal to the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.237%	Chicago Mercantile Exchange	10/03/17	EUR	1,500,000	$(3,166)	$(3,316)
Receive a fixed rate equal to 0.754% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	05/21/24	JPY	259,000,000	36,555	43,685
Receive a fixed rate equal to 1.289% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	02/04/45	JPY	183,000,000	(73,275)	(75,375)
Receive a floating rate equal to the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.558%	Chicago Mercantile Exchange	02/24/45	JPY	192,978,870	(8,205)	(8,160)
Receive a floating rate equal to the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.443%	Chicago Mercantile Exchange	02/24/45	JPY	83,385,931	6,735	6,692
Receive a fixed rate equal to 0.347% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/09/15	USD	7,000,000	928	928
Receive a fixed rate equal to 0.771% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/09/16	USD	17,800,000	(36,970)	(36,970)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.119%	Chicago Mercantile Exchange	08/08/17	USD	5,000,000	(19,466)	(19,466)
Receive a fixed rate equal to 1.178% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/15/18	USD	10,400,000	(6,520)	(6,520)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.166%	Chicago Mercantile Exchange	05/20/18	USD	5,200,000	5,901	5,901
Receive a fixed rate equal to 1.208% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/21/18	USD	3,100,000	235	235
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.231%	Chicago Mercantile Exchange	05/27/18	USD	6,100,000	(3,174)	(3,174)
Receive a fixed rate equal to 1.224% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/27/18	USD	4,300,000	1,310	1,310
Receive a fixed rate equal to 1.206% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/01/18	USD	3,100,000	(897)	(897)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.257%	Chicago Mercantile Exchange	06/04/18	USD	3,100,000	(3,482)	(3,482)
Receive a fixed rate equal to 1.323% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/10/18	USD	2,500,000	7,175	7,175
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.347%	Chicago Mercantile Exchange	06/11/18	USD	3,100,000	(11,053)	(11,053)
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.374%	Chicago Mercantile Exchange	06/12/18	USD	6,000,000	(25,886)	(25,886)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.267%	Chicago Mercantile Exchange	06/19/18	USD	6,384,000	(6,666)	(6,666)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.283%	Chicago Mercantile Exchange	06/26/18	USD	2,200,000	(3,023)	(3,023)
Receive a fixed rate equal to 1.525% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/11/19	USD	7,000,000	7,605	7,605
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.465%	Chicago Mercantile Exchange	05/18/19	USD	4,000,000	5,483	5,483
Receive a fixed rate equal to 1.460% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/01/19	USD	6,100,000	(12,164)	(12,164)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.659%	Chicago Mercantile Exchange	06/09/19	USD	3,100,000	(17,088)	(17,088)
Receive a fixed rate equal to 1.640% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/09/19	USD	3,100,000	14,814	14,814
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.682%	Chicago Mercantile Exchange	06/15/19	USD	3,100,000	(19,277)	(19,277)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.686%	Chicago Mercantile Exchange	06/15/19	USD	3,100,000	(19,818)	(19,818)
Receive a fixed rate equal to 1.609% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/17/19	USD	3,100,000	10,554	10,554
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.794%	Chicago Mercantile Exchange	08/08/19	USD	3,500,000	(32,898)	(32,898)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD	17,090,000	(37,626)	(37,626)
Receive a fixed rate equal to 2.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/05/19	USD	34,860,000	557,608	557,608
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.882%	Chicago Mercantile Exchange	06/30/20	USD	5,230,000	(28,082)	(28,082)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.507%	Chicago Mercantile Exchange	10/09/24	USD	1,800,000	(17,402)	(17,402)
Receive a fixed rate equal to 2.408% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/30/24	USD	8,880,000	8,084	8,084
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.760%	Chicago Mercantile Exchange	11/05/24	USD	18,480,000	(569,566)	(569,566)
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.189%	Chicago Mercantile Exchange	05/05/25	USD	7,000,000	160,490	160,490
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.168%	Chicago Mercantile Exchange	05/05/25	USD	7,000,000	(173,713)	(173,713)
Receive a fixed rate equal to 2.488% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/25	USD	3,800,000	12,276	12,276
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.460%	Chicago Mercantile Exchange	06/15/25	USD	3,800,000	(3,992)	(3,992)
Receive a fixed rate equal to 2.455% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/17/25	USD	3,800,000	990	990
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.467%	Chicago Mercantile Exchange	06/19/25	USD	692,000	(880)	(880)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.382%	Chicago Mercantile Exchange	06/23/25	USD	950,000	6,191	6,191
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.294%	Chicago Mercantile Exchange	06/10/35	USD	1,900,000	9,591	9,591
Receive a fixed rate equal to 3.285% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/35	USD	3,800,000	(21,469)	(21,469)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.834%	Chicago Mercantile Exchange	06/15/35	USD	3,800,000	6,182	6,182
Receive a fixed rate equal to 2.805% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/35	USD	3,800,000	(23,678)	(23,678)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.810%	Chicago Mercantile Exchange	06/17/35	USD	3,800,000	20,170	20,170
Receive a fixed rate equal to 2.815% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/19/35	USD	793,000	(3,619)	(3,619)
Receive a fixed rate equal to 2.753% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/23/35	USD	950,000	(13,766)	(13,766)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.715%	Chicago Mercantile Exchange	05/11/45	USD	1,300,000	60,640	60,640
Receive a fixed rate equal to 2.810% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/18/45	USD	700,000	(18,679)	(18,679)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.659%	Chicago Mercantile Exchange	06/01/45	USD	1,100,000	64,095	64,095
Receive a fixed rate equal to 2.905% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/09/45	USD	600,000	(4,177)	(4,177)
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.926%	Chicago Mercantile Exchange	06/09/45	USD	600,000	1,610	1,610
Receive a fixed rate equal to 2.959% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/45	USD	600,000	2,580	2,580
Receive a fixed rate equal to 2.980% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/45	USD	600,000	5,147	5,148
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.891%	Chicago Mercantile Exchange	06/17/45	USD	600,000	5,944	5,944
					$(200,784)	$(195,901)

At June 30, 2015, the following over-the-counter written options were outstanding for Voya Balanced Portfolio:
Notional Amount	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Currencies
2,780,000	JPMorgan Chase & Co.	Put CNH vs Call USD	6.690USD	08/03/15	$23,130	$(64)
Total Written OTC Options					$23,130	$(64)

At June 30, 2015, the following over-the-counter written interest rate swaptions were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Barclays Bank PLC	6-month EUR- EURIBOR-Reuters	Pay	1.157%	09/24/15	EUR18,862,000	$29,303	$(38,757)
Put OTC Swaption	BNP Paribas Bank	6-month EUR- EURIBOR-Reuters	Pay	1.170%	09/23/15	EUR31,436,000	49,576	(62,166)
Put OTC Swaption	BNP Paribas Bank	3-month USD- LIBOR-BBA	Pay	0.730%	01/09/17	USD59,319,000	257,148	(425,861)
Put OTC Swaption	Morgan Stanley	3-month USD- LIBOR-BBA	Pay	0.580%	12/12/16	USD14,746,000	42,954	(49,072)
Call OTC Swaption	Barclays Bank PLC	6-month EUR- EURIBOR-Reuters	Receive	1.157%	09/24/20	EUR18,862,000	29,303	(31,672)
Call OTC Swaption	BNP Paribas Bank	6-month EUR- EURIBOR-Reuters	Receive	1.170%	09/23/15	EUR31,436,000	49,576	(54,728)
Call OTC Swaption	BNP Paribas Bank	3-month USD- LIBOR-BBA	Receive	0.730%	01/09/17	USD59,319,000	261,004	(109,336)
Call OTC Swaption	Morgan Stanley	3-month USD- LIBOR-BBA	Receive	0.580%	12/12/16	USD14,746,000	42,954	(27,836)
Total Written Swaptions							$761,818	$(799,428)

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$41,862
Interest rate contracts	Investments in securities at value*	783,523
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	303,182
Interest rate contracts	Net Assets — Unrealized appreciation**	59,257
Interest rate contracts	Net Assets — Unrealized appreciation***	1,025,981
Total Asset Derivatives		$2,213,805
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$819,706
Interest rate contracts	Net Assets — Unrealized depreciation**	171,205
Equity contracts	Net Assets — Unrealized depreciation**	233,476
Interest rate contracts	Net Assets — Unrealized depreciation***	1,221,882
Foreign exchange contracts	Written Options, at fair value	64
Interest rate contracts	Written Options, at fair value	799,428
Total Liability Derivatives		$3,245,761

*
Includes purchased options.

**
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

***
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$89,102	$—	$89,102
Equity contract	—	—	463,818	—	—	463,818
Foreign exchange contracts	26,430	(662,476)	—	—	33,877	(602,169)
Interest rate contracts	(277,203)	—	430,361	(1,395)	127,188	278,951
Total	$(250,773)	$(662,476)	$894,179	$87,707	$161,066	$229,702

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(47,406)	$—	$(47,406)
Equity contract	—	—	105,732	—	—	105,732
Foreign exchange contracts	(84,145)	(42,691)	—	—	23,066	(103,770)
Interest rate contracts	31,567	—	(250,418)	(105,078)	(41,057)	(364,986)
Total	$(52,578)	$(42,691)	$(144,686)	$(152,484)	$(17,991)	$(410,430)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2015:
	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank PLC	JPMorgan Chase & Co.	Morgan Stanley	Totals
Assets:
Purchased options	$41,621	$—	$—	$—	$—	$—	$—	$164,591	$619,173	$825,385
Forward foreign currency contracts	—	10,333	—	37,487	6,504	23,362	—	84,682	140,814	303,182
Total Assets	$41,621	$10,333	$—	$37,487	$6,504	$23,362	$—	$249,273	$759,987	$1,128,567
Liabilities:
Forward foreign currency contracts	$—	$44,959	$—	$131,949	$22,991	$36,354	$12,078	$110,727	$460,648	$819,706
Written options	—	70,429	652,091	—	—	—	—	64	76,908	799,492
Total Liabilities	$—	$115,388	$652,091	$131,949	$22,991	$36,354	$12,078	$110,791	$537,556	$1,619,198
Net OTC derivative instruments by counterparty, at fair value	$41,621	$(105,055)	$(652,091)	$(94,462)	$(16,487)	$(12,992)	$(12,078)	$138,482	$222,431	(490,631)
Total collateral pledged by the Portfolio/ (Received from counterparty)	$—	$—	$500,000	$—	$—	$—	$—	$—	$(280,000)	$220,000
Net Exposure(1)	$41,621	$(105,055)	$(152,091)	$(94,462)	$(16,487)	$(12,992)	$(12,078)	$138,482	$(57,569)	$(270,631)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

Voya Global Value Advantage	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Financials	20.9%
Consumer Discretionary	13.9%
Health Care	11.8%
Industrials	11.7%
Information Technology	10.7%
Consumer Staples	8.9%
Energy	7.2%
Materials	5.0%
Telecommunication Services	4.2%
Utilities	2.9%
Assets in Excess of Other Liabilities*	2.8%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.0%
	Consumer Discretionary: 13.9%
327,622	Coach, Inc.	$11,338,997	1.5
160,900	Denso Corp.	8,005,276	1.0
97,945	Home Depot, Inc.	10,884,628	1.4
151,190	Kohl’s Corp.	9,466,006	1.2
96,683	Nike, Inc.	10,443,698	1.4
78,366	Renault S.A.	8,216,490	1.1
199,200	Toyota Motor Corp.	13,329,923	1.7
147,564	Viacom - Class B	9,538,537	1.3
110,416	Walt Disney Co.	12,602,882	1.6
507,190	Other Securities	13,060,929	1.7
		106,887,366	13.9
	Consumer Staples: 8.9%
118,574	Casino Guichard Perrachon S.A.	9,000,082	1.2
205,921	ConAgra Foods, Inc.	9,002,866	1.2
129,450	Dr Pepper Snapple Group, Inc.	9,436,905	1.2
92,309	Kimberly-Clark Corp.	9,781,985	1.3
114,296	Kraft Foods Group, Inc.	9,731,161	1.2
97,871	Philip Morris International, Inc.	7,846,318	1.0
217,446	Unilever NV	9,091,248	1.2
57,533	Other Securities	4,894,780	0.6
		68,785,345	8.9
	Energy: 7.2%
127,601	Occidental Petroleum Corp.	9,923,530	1.3
167,141 @	Royal Dutch Shell PLC - Class A ADR	9,528,708	1.2
148,745	Schlumberger Ltd.	12,820,332	1.7
229,617	Total S.A.	11,262,958	1.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
226,431	Other Securities	$11,579,225	1.5
		55,114,753	7.2
	Financials: 20.2%
343,972	Admiral Group PLC	7,495,209	1.0
12,513,000	Bank of China Ltd.	8,120,703	1.1
205,800	Blackstone Group LP	8,411,046	1.1
1,512,770	Challenger Financial Services Group Ltd.	7,841,598	1.0
8,691,000	China Construction Bank	7,927,548	1.0
2,455,825	Intesa Sanpaolo S.p.A.	8,918,310	1.2
217,237	JPMorgan Chase & Co.	14,719,979	1.9
2,488,271	Legal & General Group PLC	9,729,236	1.3
173,101	Macquarie Group Ltd.	10,845,731	1.4
1,068,299	Natixis SA	7,710,300	1.0
253,600	NKSJ Holdings, Inc.	9,285,877	1.2
136,192	Prudential Financial, Inc.	11,919,524	1.6
2,255,000	Sumitomo Mitsui Trust Holdings, Inc.	10,315,727	1.3
106,679	Swiss Re Ltd.	9,443,519	1.2
258,308	Wells Fargo & Co.	14,527,242	1.9
393,149	Other Securities	8,137,200	1.0
		155,348,749	20.2
	Health Care: 11.8%
171,817	AstraZeneca PLC	10,874,273	1.4
241,510	Bristol-Myers Squibb Co.	16,070,076	2.1
99,252	Gilead Sciences, Inc.	11,620,424	1.5
147,732	Medtronic PLC	10,946,941	1.4
156,444	Novartis AG	15,387,904	2.0
50,498	Roche Holding AG	14,159,210	1.8
98,146	UnitedHealth Group, Inc.	11,973,812	1.6
		91,032,640	11.8
	Industrials: 11.7%
3,962	AP Moller - Maersk A/S - Class B	7,163,462	1.0
83,623	Boeing Co.	11,600,183	1.5
385,592	General Electric Co.	10,245,179	1.3
498,000	LIXIL Group Corp.	9,878,152	1.3
392,574	Koninklijke Philips NV	10,019,481	1.3
514,900	Mitsubishi Corp.	11,319,566	1.5
98,596	Siemens AG	9,975,117	1.3
68,791	United Technologies Corp.	7,630,986	1.0
3,203,761	Other Securities	11,876,347	1.5
		89,708,473	11.7
	Information Technology: 10.7%
189,882	Apple, Inc.	23,815,950	3.1
386,754	Cisco Systems, Inc.	10,620,265	1.4
346,621	Intel Corp.	10,542,478	1.4

See Accompanying Notes to Financial Statements

Voya Global Value Advantage	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
174,298 L	Microchip Technology, Inc.	$8,266,082	1.1
338,212	Microsoft Corp.	14,932,060	1.9
329,951 @	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,493,187	1.0
461,000	Other Securities	6,301,680	0.8
		81,971,702	10.7
	Materials: 5.0%
115,337	BASF SE	10,148,863	1.3
565,643	BHP Billiton Ltd.	11,538,469	1.5
155,907	Dow Chemical Co.	7,977,761	1.0
151,629	Koninklijke DSM NV	8,803,632	1.2
		38,468,725	5.0
	Telecommunication Services: 4.2%
221,044	AT&T, Inc.	7,851,483	1.0
4,967,197	Bezeq Israeli Telecommunication Corp., Ltd.	8,459,002	1.1
745,000	China Mobile Ltd.	9,531,467	1.3
334,253	Other Securities	6,278,665	0.8
		32,120,617	4.2
	Utilities: 2.4%
344,381 L	Gas Natural SDG S.A.	7,819,964	1.0
257,715	Southern Co.	10,798,259	1.4
		18,618,223	2.4
	Total Common Stock (Cost $749,892,598)	738,056,593	96.0
PREFERRED STOCK: 1.2%
	Financials: 0.7%
474,660	Other Securities	5,228,878	0.7
	Utilities: 0.5%
1,023,408	Other Securities	3,880,860	0.5
	Total Preferred Stock (Cost $10,086,647)	9,109,738	1.2
	Total Long-Term Investments (Cost $759,979,245)	747,166,331	97.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Securities Lending Collateralcc: 1.5%
2,862,620	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $2,862,632, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $2,919,873, due 07/15/15-05/20/65)	$2,862,620	0.3
2,862,620	Citigroup, Inc., Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $2,862,631, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.625%-6.500%, Market Value plus accrued interest $2,919,873, due 11/15/16-07/01/45)	2,862,620	0.4
2,862,620	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $2,862,634, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $2,919,858, due 11/15/15-03/01/48)	2,862,620	0.3
2,108,249	Royal Bank of Canada, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $2,108,255, collateralized by various U.S. Government Agency Obligations, 2.375%-6.500%, Market Value plus accrued interest $2,150,414, due 03/01/19-02/20/65)	2,108,249	0.3

See Accompanying Notes to Financial Statements

Voya Global Value Advantage	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,357,008	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $1,357,015, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,384,668, due 01/15/17-01/15/29)	$1,357,008	0.2
		12,053,117	1.5
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
8,999,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $8,999,000)	$8,999,000	1.2
	Total Short-Term Investments (Cost $21,052,117)	21,052,117	2.7
	Total Investments in Securities (Cost $781,031,362)	$768,218,448	99.9
	Assets in Excess of Other Liabilities	1,103,790	0.1
	Net Assets	$769,322,238	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $782,655,721.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$24,265,898
Gross Unrealized Depreciation	(38,703,171)
Net Unrealized Depreciation	$(14,437,273)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$71,571,916	$35,315,450	$—	$106,887,366
Consumer Staples	50,694,015	18,091,330	—	68,785,345
Energy	39,430,001	15,684,752	—	55,114,753
Financials	57,714,991	97,633,758	—	155,348,749
Health Care	50,611,253	40,421,387	—	91,032,640
Industrials	36,520,471	53,188,002	—	89,708,473
Information Technology	75,670,022	6,301,680	—	81,971,702
See Accompanying Notes to Financial Statements

Voya Global Value Advantage	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Materials	7,977,761	30,490,964	—	38,468,725
Telecommunication Services	7,851,483	24,269,134	—	32,120,617
Utilities	10,798,259	7,819,964	—	18,618,223
Total Common Stock	408,840,172	329,216,421	—	738,056,593
Preferred Stock	9,109,738	—	—	9,109,738
Short-Term Investments	8,999,000	12,053,117	—	21,052,117
Total Investments, at fair value	$426,948,910	$341,269,538	$—	$768,218,448

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Information Technology	17.8%
Health Care	15.2%
Financials	15.1%
Consumer Discretionary	13.8%
Industrials	10.5%
Consumer Staples	8.7%
Energy	8.4%
Materials	3.4%
Utilities	2.5%
Telecommunication Services	1.8%
Assets in Excess of Other Liabilities*	2.8%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.2%
	Consumer Discretionary: 13.8%
1,715,932	Coach, Inc.	$59,388,407	1.5
1,064,211	Comcast Corp. - Class A	64,001,650	1.6
643,817 @	Delphi Automotive PLC	54,782,389	1.4
689,342 @	Dish Network Corp. - Class A	46,675,347	1.2
562,034	Home Depot, Inc.	62,458,838	1.5
936,015	Kohl’s Corp.	58,603,899	1.4
416,369	Nike, Inc.	44,976,179	1.1
841,321	Viacom - Class B	54,382,989	1.3
690,830	Walt Disney Co.	78,851,336	1.9
1,376,161	Other Securities	37,913,236	0.9
		562,034,270	13.8
	Consumer Staples: 8.7%
1,026,820	Coca-Cola Co.	40,282,148	1.0
1,351,395	ConAgra Foods, Inc.	59,082,989	1.5
759,128	CVS Health	79,617,345	2.0
484,638	Kimberly-Clark Corp.	51,357,089	1.3
475,070	Kraft Foods Group, Inc.	40,447,460	1.0
635,281	Philip Morris International, Inc.	50,930,478	1.2
403,252	Other Securities	29,397,071	0.7
		351,114,580	8.7
	Energy: 8.4%
621,505	Anadarko Petroleum Corp.	48,514,680	1.2
593,197	EOG Resources, Inc.	51,934,397	1.3
804,660	Occidental Petroleum Corp.	62,578,408	1.5
885,287 @	Royal Dutch Shell PLC - Class A ADR	50,470,212	1.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
950,297	Schlumberger Ltd.	$81,906,099	2.0
716,251	Valero Energy Corp.	44,837,313	1.1
		340,241,109	8.4
	Financials: 15.1%
886,917	Arthur J. Gallagher & Co.	41,951,174	1.0
1,034,946	Blackstone Group LP	42,298,243	1.0
1,152,656	Citigroup, Inc.	63,672,717	1.6
913,071	Discover Financial Services	52,611,151	1.3
1,100,532	Gaming and Leisure Properties, Inc.	40,345,503	1.0
1,464,228	Invesco Ltd.	54,893,908	1.4
1,123,015	JPMorgan Chase & Co.	76,095,496	1.9
666,385	Prudential Financial, Inc.	58,322,015	1.4
1,687,865	Wells Fargo & Co.	94,925,528	2.3
1,560,429 @	XL Group PLC	58,047,959	1.4
1,461,850	Other Securities	31,532,105	0.8
		614,695,799	15.1
	Health Care: 15.2%
461,107	Amgen, Inc.	70,789,146	1.8
1,167,239	Bristol-Myers Squibb Co.	77,668,083	1.9
786,883	Gilead Sciences, Inc.	92,128,262	2.3
963,630	Medtronic PLC	71,404,983	1.8
1,949,017	Merck & Co., Inc.	110,957,538	2.7
3,421,213	Pfizer, Inc.	114,713,272	2.8
643,615	UnitedHealth Group, Inc.	78,521,030	1.9
		616,182,314	15.2
	Industrials: 10.5%
480,815	Boeing Co.	66,698,657	1.6
548,052	Deere & Co.	53,188,446	1.3
392,598	General Dynamics Corp.	55,627,210	1.4
3,276,517	General Electric Co.	87,057,057	2.1
181,716 @	TransDigm Group, Inc.	40,826,134	1.0
663,021	Union Pacific Corp.	63,232,313	1.6
536,381	United Technologies Corp.	59,500,744	1.5
		426,130,561	10.5
	Information Technology: 17.8%
1,644,177	Apple, Inc.	206,220,900	5.1
2,048,069	Applied Materials, Inc.	39,363,886	1.0
690,329	Automatic Data Processing, Inc.	55,385,096	1.4
2,579,338	Cisco Systems, Inc.	70,828,621	1.7
1,049,436	Fidelity National Information Services, Inc.	64,855,145	1.6
2,374,558	Intel Corp.	72,222,182	1.8
859,692	Microchip Technology, Inc.	40,770,893	1.0
2,761,860	Microsoft Corp.	121,936,119	3.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
794,058 @	TE Connectivity Ltd.	$51,057,929	1.2
		722,640,771	17.8
	Materials: 3.4%
861,563	Dow Chemical Co.	44,086,179	1.1
1,189,997	Mosaic Co.	55,751,359	1.4
827,891	Other Securities	39,399,333	0.9
		139,236,871	3.4
	Telecommunication Services: 1.8%
2,027,961	AT&T, Inc.	72,033,175	1.8
	Utilities: 2.5%
545,739	DTE Energy Co.	40,733,959	1.0
1,455,537	Southern Co.	60,987,000	1.5
		101,720,959	2.5
	Total Common Stock (Cost $3,129,688,859)	3,946,030,409	97.2

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
Utilities: —%
30,000,000	Other Securities	—	—
	Total Corporate Bonds/Notes (Cost $ —)	—	—
	Total Long-Term Investments (Cost $3,129,688,859)	3,946,030,409	97.2

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
17,960,186	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $17,960,186)	$17,960,186	0.4
	Total Short-Term Investments (Cost $17,960,186)	17,960,186	0.4
	Total Investments in Securities (Cost $3,147,649,045)	$3,963,990,595	97.6
	Assets in Excess of Other Liabilities	97,462,999	2.4
	Net Assets	$4,061,453,594	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

ADR
American Depositary Receipt

Cost for federal income tax purposes is $3,165,057,907.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$895,241,377
Gross Unrealized Depreciation	(96,308,689)
Net Unrealized Appreciation	$798,932,688

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$3,946,030,409	$—	$—	$3,946,030,409
Corporate Bonds/Notes	—	—	—	—
Short-Term Investments	17,960,186	—	—	17,960,186
Total Investments, at fair value	$3,963,990,595	$—	$—	$3,963,990,595

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2015 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$963,331
Total	$963,331

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(726,481)
Total	$(726,481)

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited)

Investment Type Allocation as of June 30, 2015 (as a percentage of net assets)

U.S. Government Agency Obligations	34.6%
Corporate Bonds/Notes	30.9%
Mutual Funds	12.6%
Collateralized Mortgage Obligations	10.5%
U.S. Treasury Obligations	10.2%
Asset-Backed Securities	9.2%
Foreign Government Bonds	0.5%
Preferred Stock	0.0%
Liabilities in Excess of Other Assets*	(8.5)%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 30.9%
	Basic Materials: 1.9%
2,587,000 #	Anglo American Capital PLC, 2.625%, 09/27/17	$2,602,157	0.1
1,135,000#	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	800,175	0.0
4,300,000	Freeport-McMoRan, Inc., 4.000%, 11/14/21	4,223,752	0.1
10,768,000	Freeport-McMoRan Copper & Gold, Inc., 2.375%-3.550%, 03/15/18-03/01/22	10,562,448	0.2
4,500,000 #	Georgia-Pacific LLC, 2.539%, 11/15/19	4,496,729	0.1
4,490,000 #	Georgia-Pacific LLC, 3.600%, 03/01/25	4,448,144	0.1
5,349,000 #	Glencore Funding LLC, 2.875%, 04/16/20	5,244,186	0.1
2,368,000 #	Glencore Funding LLC, 4.125%, 05/30/23	2,291,765	0.1
3,517,000 #	Xstrata Finance Canada Ltd., 4.250%, 10/25/22	3,457,140	0.1
1,733,000 #	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	1,820,444	0.0
47,141,000	Other Securities	47,259,398	1.0
		87,206,338	1.9
	Communications: 3.6%
6,026,000 #	Alibaba Group Holding Ltd., 3.600%, 11/28/24	5,813,216	0.1
14,261,000 L	AT&T, Inc., 3.400%-5.350%, 03/11/24-06/15/44	13,837,068	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
6,316,000 #	Cox Communications, Inc., 3.850%, 02/01/25	$6,072,897	0.1
2,350,000 #	Sable International Finance Ltd., 8.750%, 02/01/20	2,526,250	0.1
2,500,000 #	Sirius XM Radio, Inc., 5.875%, 10/01/20	2,568,750	0.1
17,666,000	Time Warner Cable, Inc., 4.050%-6.500%, 12/15/23-12/15/43	18,032,797	0.4
12,707,000	Verizon Communications, Inc., 5.150%, 09/15/23	13,946,009	0.3
25,545,000	Verizon Communications, Inc., 3.000%-6.550%, 11/01/21-08/21/54	25,168,319	0.6
73,425,000	Other Securities	72,891,737	1.6
		160,857,043	3.6
	Consumer, Cyclical: 1.1%
2,105,000 #	Carlson Wagonlit BV, 6.875%, 06/15/19	2,223,932	0.1
46,072,000	Other Securities	45,690,969	1.0
		47,914,901	1.1
	Consumer, Non-cyclical: 6.2%
14,330,000	AbbVie, Inc., 2.500%-4.700%, 05/14/20-05/14/45	14,187,064	0.3
22,553,000	Actavis Funding SCS, 3.450%-4.850%, 03/15/22-06/15/44	22,123,040	0.5
3,650,000 #	BAT International Finance PLC, 3.500%, 06/15/22	3,698,220	0.1
2,606,000 #	Baxalta, Inc., 3.600%, 06/23/22	2,607,436	0.1
6,552,000 #	Baxalta, Inc., 4.000%, 06/23/25	6,522,418	0.1
2,494,000 #	Bayer US Finance LLC, 3.000%, 10/08/21	2,511,488	0.0
3,146,000	Becton Dickinson & Co., 3.734%, 12/15/24	3,136,924	0.0
7,948,000	Becton Dickinson and Co., 1.800%-2.675%, 12/15/17-12/15/19	7,950,686	0.2
3,000,000	HJ Heinz Co., 4.250%, 10/15/20	3,063,750	0.1
5,210,000 #	HJ Heinz Co., 2.800%, 07/02/20	5,215,351	0.1
9,070,000 #	HJ Heinz Co., 3.950%, 07/15/25	9,139,476	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
3,802,000 #	JM Smucker Co, 3.500%, 03/15/25	$3,720,569	0.1
16,976,000	Laboratory Corp. of America Holdings, 2.200%-3.200%, 08/23/17-02/01/22	16,893,203	0.4
5,843,000 #	Medtronic, Inc., 3.150%, 03/15/22	5,868,955	0.1
6,119,000 #	Medtronic, Inc., 3.500%, 03/15/25	6,106,126	0.1
4,439,000 #	Medtronic, Inc., 4.375%, 03/15/35	4,400,065	0.1
3,387,000 #	Medtronic, Inc., 4.625%, 03/15/45	3,424,152	0.1
10,070,000	Merck & Co., Inc., 2.350%, 02/10/22	9,739,261	0.2
8,260,000	Merck & Co., Inc., 1.850%-2.750%, 02/10/20-02/10/25	8,047,810	0.2
21,500,000 #	President and Fellows of Harvard College, 6.500%, 01/15/39	29,515,071	0.6
7,076,000	Synchrony Financial, 3.000%-3.750%, 08/15/19-08/15/21	7,129,756	0.2
4,000,000 #	Valeant Pharmaceuticals International, 5.625%, 12/01/21	4,120,400	0.1
3,222,000 #	WM Wrigley Jr Co., 2.400%, 10/21/18	3,268,397	0.1
97,437,000	Other Securities	97,283,080	2.2
		279,672,698	6.2
	Diversified: 0.1%
5,460,000	Other Securities	5,396,069	0.1
	Energy: 3.7%
3,700,000 #	Columbia Pipeline Group, Inc., 3.300%, 06/01/20	3,715,318	0.1
3,700,000 #	Columbia Pipeline Group, Inc., 4.500%, 06/01/25	3,651,689	0.1
4,760,000 #	Enable Midstream Partners L.P., 3.900%, 05/15/24	4,422,511	0.1
159,205,000	Other Securities(a)	154,149,963	3.4
		165,939,481	3.7
	Financial: 10.4%
12,060,000	Air Lease Corp., 3.750%-4.250%, 04/01/21-09/15/24	12,070,188	0.3
30,315,000	Bank of America Corp., 3.950%-5.000%, 01/22/24-04/21/45	30,298,428	0.7
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
5,493,000 #	Barclays Bank PLC, 6.050%, 12/04/17	$5,982,294	0.1
5,766,000 #	BPCE SA, 5.150%, 07/21/24	5,851,043	0.1
21,638,000	Citigroup, Inc., 1.800%-6.675%, 02/05/18-09/13/43	22,783,005	0.5
12,047,000	Citizens Bank NA/Providence RI, 2.450%, 12/04/19	11,971,393	0.3
1,778,000 #	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	2,260,283	0.0
7,376,000 #	Credit Agricole SA, 4.375%, 03/17/25	7,080,370	0.1
13,581,000 #	Credit Suisse AG, 6.500%, 08/08/23	14,886,283	0.3
5,029,000 #	Credit Suisse Group Funding Guernsey Ltd., 3.750%, 03/26/25	4,843,651	0.1
8,150,000	Credit Suisse/New York NY, 1.750%, 01/29/18	8,117,547	0.2
11,823,000	Deutsche Bank AG/London, 1.875%, 02/13/18	11,788,678	0.3
4,483,000 #	Five Corners Funding Trust, 4.419%, 11/15/23	4,632,737	0.1
10,500,000	General Electric Capital Corp., 6.250%-7.125%, 12/15/49	11,995,500	0.3
23,745,000	Goldman Sachs Group, Inc., 2.600%-6.750%, 07/19/ 18-05/22/45	24,815,604	0.5
5,994,000 #	HBOS PLC, 6.750%, 05/21/18	6,657,560	0.1
2,300,000 #	International Lease Finance Corp., 6.750%, 09/01/16	2,423,625	0.0
3,437,000 #	International Lease Finance Corp., 7.125%, 09/01/18	3,840,848	0.1
22,790,000	JPMorgan Chase & Co., 3.875%-6.125%, 09/10/24-12/29/49	22,615,599	0.5
3,607,000 #	Mizuho Bank Ltd., 3.200%, 03/26/25	3,540,137	0.1
11,494,000	Morgan Stanley, 3.875%, 04/29/24	11,613,101	0.2
13,778,000	Morgan Stanley, 2.800%-4.300%, 06/16/20-01/27/45	13,423,943	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
3,455,000 #	Nordea Bank AB, 6.125%, 12/29/49	$3,419,369	0.1
2,757,000 #	RBS Citizens Financial Group, Inc., 4.150%, 09/28/ 22	2,816,413	0.1
7,787,000	Santander Bank NA, 2.000%, 01/12/18	7,787,047	0.2
4,370,000 #	Scentre Group Trust 1 / Scentre Group Trust 2, 3.250%, 10/28/25	4,168,040	0.1
3,698,000 #	Scentre Group Trust 1 / Scentre Group Trust 2, 3.500%, 02/12/25	3,631,155	0.1
4,487,000 #	Societe Generale SA, 4.250%, 04/14/25	4,220,961	0.1
3,787,000	Synchrony Financial, 2.700%, 02/03/20	3,741,715	0.1
4,072,000 #	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	4,078,849	0.1
5,719,000 #	WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.750%, 09/17/24	5,654,999	0.1
21,713,000	Wells Fargo & Co., 2.150%-5.900%, 01/30/20-12/29/49	21,834,983	0.5
163,658,400	Other Securities	165,275,078	3.7
		470,120,426	10.4
	Industrial: 1.0%
4,853,000 #	AP Moeller - Maersk A/S, 2.550%, 09/22/19	4,887,481	0.1
3,940,000 #	Siemens Financieringsmaatschappij NV, 3.250%, 05/27/25	3,872,598	0.1
36,483,000	Other Securities	36,307,597	0.8
		45,067,676	1.0
	Technology: 1.6%
12,040,000	Apple, Inc., 1.550%, 02/07/20	11,792,614	0.3
7,590,000	Apple, Inc., 2.150%-2.500%, 02/09/22-02/09/25	7,218,732	0.1
14,506,000	Oracle Corp., 2.950%-4.125%, 07/15/23-05/15/45	14,089,513	0.3
3,690,000 #	Seagate HDD Cayman, 4.875%, 06/01/27	3,588,868	0.1
35,898,000	Other Securities	35,337,816	0.8
		72,027,543	1.6
	Utilities: 1.3%
4,390,000 #	Calpine Corp., 6.000%, 01/15/22	4,664,375	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
2,192,000 #	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	$2,540,309	0.1
48,551,000	Other Securities	49,845,063	1.1
		57,049,747	1.3
	Total Corporate Bonds/Notes (Cost $1,388,293,218)	1,391,251,922	30.9
COLLATERALIZED MORTGAGE OBLIGATIONS: 10.5%
11,021,907	Alternative Loan Trust 2005-10CB, 0.687%, 05/25/35	9,323,243	0.2
5,054,434	Alternative Loan Trust 2005-6CB, 5.250%, 04/25/35	4,735,131	0.1
3,330,348	Alternative Loan Trust 2006-18CB A11, 0.687%, 07/25/36	2,374,948	0.1
3,315,000 #	American General Mortgage Loan Trust, 5.650%, 03/25/58	3,383,327	0.1
4,760,000 #	BAMLL Re-REMIC Trust 2015-FRR11, 1.903%, 09/27/44	4,348,741	0.1
3,050,000	Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.749%, 06/10/49	3,167,021	0.1
4,190,000	Banc of America Commercial Mortgage Trust 2007-3 B, 5.749%, 06/10/49	4,261,779	0.1
2,510,000	Banc of America Commercial Mortgage Trust 2007-4 AJ, 6.003%, 02/10/51	2,617,226	0.1
5,040,243 #	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2004-4 G, 5.582%, 07/10/42	5,149,878	0.1
2,550,000	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 C, 5.328%, 09/10/47	2,577,743	0.0
3,130,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.328%, 09/10/47	3,155,162	0.1
3,590,000 #	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.582%, 07/10/42	3,557,310	0.1
2,219,000 #	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.952%, 03/11/41	2,454,389	0.0
101,496 #	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.952%, 03/11/41	101,727	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,303,464	Banc of America Mortgage 2005-J Trust 2A4, 2.712%, 11/25/35	$1,207,816	0.0
96,345	Banc of America Mortgage Securities, Inc., 2.689%, 07/25/33	96,970	0.0
315,358 #	Bank of America Merrill Lynch Commercial Mortgage, Inc., 5.291%, 07/10/43	315,168	0.0
3,150,000 #	Bank of America Merrill Lynch Commercial Mortgage, Inc., 6.234%, 11/10/38	3,190,008	0.1
1,402,992	Banc of America Funding Corp., 2.699%-6.000%, 05/25/35-08/25/37	1,351,063	0.0
5,000,000 #	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 6.078%, 06/11/41	5,341,262	0.1
1,353,000	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8, 4.858%, 06/11/41	1,352,872	0.1
3,950,000	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.256%, 10/12/42	3,978,203	0.1
5,741,449	Bear Stearns Adjustable Rate Mortgage Trust, 2.410%-2.752%, 01/25/34-07/25/36	5,243,777	0.1
5,981,414	Bear Stearns Alternative-A Trust, 2.584%-2.720%, 05/25/35-11/25/36	4,813,019	0.1
3,985,870 #	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	4,382,464	0.1
920,280	Citicorp Mortgage Securities, Inc., 5.500%, 08/25/36	953,244	0.0
8,285,000 #	Citigroup Commercial Mortgage Trust 2012-GC8, 4.877%, 09/10/45	8,284,834	0.2
719,919	Citimortgage Alternative Loan Trust, 6.000%, 02/25/37	640,988	0.0
17,770,896	Citigroup Mortgage Loan Trust, Inc., 2.570%-5.500%, 09/25/35-09/25/37	17,290,689	0.4
5,000,000 #	COMM 2007-C9 Mortgage Trust, 0.879%, 12/10/49	4,865,138	0.1
28,294,475 ^	COMM 2012-CCRE4 XA Mortgage Trust, 2.103%, 10/15/45	2,714,538	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
49,131,009 ^	COMM 2012-CCRE5 XA Mortgage Trust, 2.024%, 12/10/45	$4,272,413	0.1
55,991,461 ^	Commercial Mortgage Pass Through Certificates, 1.590%, 03/10/47	4,609,844	0.1
3,454,000	Commercial Mortgage Trust 2007-GG11 AJ, 6.254%, 12/10/49	3,599,859	0.1
61,076,905 ^	Commercial Mortgage Trust, 1.418%, 08/10/46	4,119,185	0.1
88,252,279 ^	Commercial Mortgage Trust, 1.575%, 10/10/46	6,998,953	0.1
65,166,000 #,^	Commercial Mortgage Trust, 0.748%, 10/15/45	2,641,041	0.0
2,730,000	Commercial Mortgage Trust, 5.380%, 07/15/44	2,746,108	0.1
1,579,471 ^	Countrywide Alternative Loan Trust, 4.813%, 05/25/35	173,359	0.0
2,497,909 #	Countrywide Commercial Mortgage Trust 2007-MF1, 6.274%, 11/12/43	2,605,069	0.1
6,649,809	Countrywide Home Loan Mortgage Pass-through Trust, 2.429%, 11/25/34	6,329,894	0.1
11,961,384	Countrywide Alternative Loan Trust, 0.307%-5.500%, 12/25/35-06/25/36	10,665,841	0.2
3,270,000	Credit Suisse Commercial Mortgage Trust Series 2007-C4, 6.147%, 09/15/39	3,398,697	0.1
202,994#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	203,195	0.0
1,222,540#	Credit Suisse First Boston Mortgage Securities Corp., 5.861%, 04/12/49	1,221,137	0.0
3,450,000#	DBUBS 2011-LC2 Mortgage Trust, 5.640%, 07/10/44	3,615,398	0.1
4,177,661#	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1, 4.345%, 06/27/37	4,188,176	0.1
12,995,817	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.307%-0.377%, 08/25/36-10/25/36	8,813,492	0.2
5,063,000	Fannie Mae Connecticut Avenue Securities 2013-CO1 M2, 4.737%, 02/25/25	5,119,921	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,810,000	Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.087%, 07/25/24	$3,530,195	0.1
4,260,000	Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.187%, 05/25/25	4,168,546	0.1
2,660,000	Fannie Mae Connecticut Avenue Securities 2015-C02 2M2, 4.187%, 05/25/25	2,597,925	0.1
4,122,000	Fannie Mae Connecticut Avenue Securities 2015-CO1 M2, 4.487%, 02/25/25	4,127,381	0.1
6,110,000	Fannie Mae Connecticut Avenue Securities, 5.087%, 11/25/24	6,311,447	0.1
120,052,612 ^	Fannie Mae Series 2011-M3 X, 0.154%, 07/25/21	1,811,018	0.0
24,271,450 ^	First Horizon Alternative Mortgage Securities, 4.513%, 01/25/36	2,794,190	0.1
3,490,017 ^	First Horizon Alternative Mortgage Securities, 6.513%, 12/25/36	880,386	0.0
17,841,405 ^	Freddie Mac Series K015 X3, 2.886%, 08/25/39	2,609,341	0.0
3,320,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 4.937%, 10/25/24	3,449,211	0.1
3,300,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M2, 2.387%, 03/25/25	3,279,408	0.1
3,700,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.987%, 03/25/25	3,652,910	0.1
7,650,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.337%, 01/25/25	7,783,531	0.2
652,102,659 #,^	FREMF Mortgage Trust, 0.100%, 12/25/44	3,344,634	0.1
215,739 #	GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Trust, 5.000%, 05/10/36	216,304	0.0
99,912,494 ^	GS Mortgage Securities Corp. II 2012-GCJ9 XA, 2.507%, 11/10/45	10,917,618	0.2
15,115,552 ^	GS Mortgage Securities Corp. II, 1.710%, 11/10/46	1,094,466	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
20,618,102 ^	GS Mortgage Securities Corp. II, 2.724%, 05/10/45	$2,100,873	0.1
6,410,000 #	GS Mortgage Securities Trust 2010-C2, 5.396%, 12/10/43	6,711,174	0.2
4,768,863	HomeBanc Mortgage Trust 2005-3, 0.497%, 07/25/35	4,433,503	0.1
3,985,154	HomeBanc Mortgage Trust 2006-2 A2, 0.407%, 12/25/36	3,486,344	0.1
12,988,419	Homebanc Mortgage Trust, 0.427%, 07/25/35	12,018,807	0.3
788,962	Homebanc Mortgage Trust, 1.047%, 08/25/29	742,903	0.0
19,880,000 #,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.443%, 12/15/47	467,051	0.0
1,270,000 #	JP Morgan Chase Commercial Mortgage Securities Corp. Commercial Mortgage Pass-Thr, 5.740%, 05/15/41	1,324,939	0.0
91,061,897 ^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.762%, 01/15/46	1,893,423	0.0
2,832,956 #	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.623%, 10/15/37	2,846,027	0.1
2,740,000	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.097%, 01/12/37	2,734,727	0.1
3,809,000	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.847%, 06/12/41	3,720,942	0.1
2,260,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, 5.618%, 05/15/45	2,268,931	0.1
5,993,123	JP Morgan Mortgage Trust 2005-S3, 6.000%, 01/25/36	5,386,685	0.1
61,985	JP Morgan Mortgage Trust, 5.750%, 01/25/36	55,400	0.0
39,375,113 #,^	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	475,242	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,310,000 #	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.454%, 02/15/40	$1,308,855	0.0
4,290,000	LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	4,318,507	0.1
2,550,000 #	LB-UBS Commercial Mortgage Trust 2005-C5, 5.350%, 09/15/40	2,543,306	0.1
2,100,000	LB-UBS Commercial Mortgage Trust 2006-C4 D, 6.048%, 06/15/38	2,143,983	0.1
5,977,000	LB-UBS Commercial Mortgage Trust 2006-C4 E, 6.048%, 06/15/38	6,071,467	0.1
1,820,000	LB-UBS Commercial Mortgage Trust, 4.954%, 07/15/40	1,820,374	0.0
31,330,321 #,^	LB-UBS Commercial Mortgage Trust, 0.854%, 11/15/38	243,430	0.0
159,981,119 #,^	LB-UBS Commercial Mortgage Trust, 0.854%, 11/15/38	1,249,565	0.0
1,500,000 #	LB-UBS Commercial Mortgage Trust, 5.175%, 10/15/36	1,560,106	0.0
3,390,000 #	LB-UBS Commercial Mortgage Trust, 5.328%, 10/15/36	3,572,802	0.1
4,450,000 #	LB-UBS Commercial Mortgage Trust, 6.096%, 09/15/39	4,608,843	0.1
4,210,000 #	LB-UBS Commercial Mortgage Trust, 6.096%, 09/15/39	4,341,668	0.1
2,421,496 #	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	2,430,039	0.1
3,850,000 #	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5, 4.845%, 08/15/45	3,955,975	0.1
65,540,779 ^	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7, 1.823%, 02/15/46	5,219,720	0.1
2,590,000 #	Morgan Stanley Capital I Trust 2005-HQ6, 5.379%, 08/13/42	2,584,913	0.1
1,160,000 #	Morgan Stanley Capital I Trust 2008-TOP29, 6.460%, 01/11/43	1,205,374	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,305,000 #	Morgan Stanley Capital I Trust 2011-C1 D, 5.418%, 09/15/47	$3,568,582	0.1
3,325,000 #	Morgan Stanley Capital I Trust 2011-C1 E, 5.418%, 09/15/47	3,535,972	0.1
718,400 #	Morgan Stanley Capital I, Inc., 5.910%, 11/15/31	730,186	0.0
25,263 #	Morgan Stanley Capital I, 7.350%, 07/15/32	25,319	0.0
1,160,000 #	Morgan Stanley Dean Witter Capital I, 7.762%, 07/15/33	1,308,967	0.0
2,409,659	Morgan Stanley Mortgage Loan Trust 2006-3AR 2A1, 2.798%, 03/25/36	1,992,220	0.0
475,585 #	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	475,313	0.0
4,300,000 #	Morgan Stanley Re-REMIC Trust, 0.250%, 07/27/49	3,840,330	0.1
37,526 #	Nomura Asset Acceptance Corp., 6.842%, 02/19/30	37,174	0.0
3,390,963 #	N-Star Real Estate CDO Ltd. 2013-1A A, 2.037%, 08/25/29	3,389,268	0.1
2,775,151 #	RBSSP Resecuritization Trust, 0.435%, 02/26/37	2,618,055	0.0
33,654,663 #,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.276%, 08/10/49	3,436,976	0.1
9,554,000	Wachovia Bank Commercial Mortgage Trust 2005-C21 AM, 5.432%, 10/15/44	9,591,605	0.2
2,100,000 #	Wachovia Bank Commercial Mortgage Trust Series 2005-C17 G, 5.703%, 03/15/42	2,095,346	0.0
2,662,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.897%, 05/15/43	2,684,079	0.1
6,192,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AJ, 6.150%, 02/15/51	6,413,646	0.1
11,872,000	Wachovia Bank Commercial Mortgage Trust Series, 5.897%-6.150%, 05/15/43-02/15/51	12,016,800	0.3
638,958	WaMu Alternative Mortgage Pass-Through Certificates, 5.500%, 10/25/35	600,576	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,004,712	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust, 2.021%, 12/25/36	$2,655,291	0.1
2,577,683	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 Trust, 1.943%, 04/25/37	2,249,392	0.0
4,537,670	WaMu Mortgage Pass-Through Certificates, 2.156%, 07/25/37	3,884,204	0.1
2,016,585	WaMu Mortgage Pass Through Certificates, 1.558%-1.740%, 10/25/36-06/25/42	1,701,814	0.0
2,721,946	Wells Fargo Mortgage Backed Securities 2005-AR15 Trust, 2.613%, 09/25/35	2,596,981	0.1
2,533,137	Wells Fargo Mortgage Backed Securities 2006-AR6 Trust 3A1, 2.581%, 03/25/36	2,466,091	0.0
2,785,594 #,^	Wells Fargo Mortgage Backed Securities Trust, 1.717%, 06/15/45	219,867	0.0
85,338	Wells Fargo Mortgage-Backed Securities Trust, 2.613%, 10/25/33	86,127	0.0
37,722,625 #,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.346%, 08/15/45	3,558,153	0.1
6,353,746	Wells Fargo Mortgage Backed Securities Trust, 2.621%-5.676%, 05/25/35-04/25/36	6,200,646	0.1
37,136,696	Other Securities	32,874,511	0.7
	Total Collateralized Mortgage Obligations (Cost $460,494,906)	471,819,160	10.5
ASSET-BACKED SECURITIES: 9.2%
	Automobile Asset-Backed Securities: 1.8%
2,410,000 #	AmeriCredit Automobile Receivables Trust 2011-3, 5.760%, 12/10/18	2,449,234	0.1
2,680,000	AmeriCredit Automobile Receivables Trust 2012-5, 2.350%, 12/10/18	2,719,447	0.1
4,855,000	AmeriCredit Automobile Receivables Trust 2013-1, 2.090%, 02/08/19	4,844,982	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
4,270,000	AmeriCredit Automobile Receivables Trust 2013-4, 3.310%, 10/08/19	$4,384,071	0.1
5,470,000	AmeriCredit Automobile Receivables Trust 2013-5, 2.860%, 12/08/19	5,532,664	0.1
5,640,000 #	AmeriCredit Automobile Receivables Trust, 3.290%, 05/08/20	5,734,619	0.1
2,570,000 #	MMCA Automobile Trust, 1.920%, 12/16/19	2,600,186	0.1
2,360,000 #	MMCA Automobile Trust, 2.260%, 10/15/20	2,379,586	0.0
4,670,000	Santander Drive Auto Receivables Trust 2013-1, 2.270%, 01/15/19	4,656,298	0.1
3,135,000	Santander Drive Auto Receivables Trust 2013-2, 2.570%, 03/15/19	3,180,296	0.1
2,775,000	Santander Drive Auto Receivables Trust 2013-4, 3.920%, 01/15/20	2,875,970	0.1
10,500,000 #	Santander Drive Auto Receivables Trust 2013-A, 3.780%, 10/15/19	10,925,633	0.2
7,030,000 #	Santander Drive Auto Receivables Trust 2013-A, 4.710%, 01/15/21	7,447,565	0.2
4,650,000	Santander Drive Auto Receivables Trust 2014-3, 2.650%, 08/17/20	4,622,560	0.1
1,630,000 #	SunTrust Auto Receivables Trust 2015-1, 2.200%, 02/15/21	1,629,511	0.0
15,330,000	Other Securities	15,377,068	0.3
		81,359,690	1.8
	Home Equity Asset-Backed Securities: 0.3%
2,400,000	Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2, 1.102%, 03/25/35	2,041,512	0.0
12,265,523	Other Securities	11,537,338	0.3
		13,578,850	0.3
	Other Asset-Backed Securities: 7.1%
7,500,000 #	1776 CLO Ltd. 2006-1A D, 2.026%, 05/08/20	7,451,663	0.2
2,000,000 #	American Homes 4 Rent 2015-SFR1, 5.639%, 04/17/45	2,082,684	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
5,150,000 #	Ares XII CLO Ltd. 2007-12A C, 2.282%, 11/25/20	$5,096,965	0.1
1,500,000 #	Ares XII CLO Ltd., 3.532%, 11/25/20	1,486,218	0.0
6,750,000 #	Atrium V, 0.966%, 07/20/20	6,525,090	0.2
1,750,000 #	Atrium V, 3.976%, 07/20/20	1,725,580	0.0
625,000 #	Babson CLO, Inc. 2005-III, 0.679%, 11/10/19	618,897	0.0
2,600,000 #	Babson CLO, Inc. 2005-III, 0.979%, 11/10/19	2,545,408	0.1
2,000,000 #	Babson CLO, Inc. 2005-III, 1.979%, 11/10/19	1,977,324	0.0
1,500,000	Babson Mid-Market CLO, Inc. 2007-II, 3.925%, 04/15/21	1,473,783	0.0
1,000,000 #	Babson Mid-Market CLO, Inc. 2007-II, 1.125%, 04/15/21	981,448	0.0
7,350,000 #	Babson Mid-Market CLO, Inc. 2007-II, 1.975%, 04/15/21	7,141,238	0.2
1,549,061 #	Black Diamond CLO 2005-1 Delaware Corp., 0.701%, 06/20/17	1,542,640	0.0
270,818 #	Black Diamond CLO Ltd., 0.631%, 06/20/17	270,503	0.0
1,250,000 #	BlackRock Senior Income Series V Ltd. 2007-5A D, 2.527%, 08/13/19	1,212,150	0.0
10,000,000 #	Bluemountain CLO III Ltd. 2007-3A C, 0.973%, 03/17/ 21	9,680,280	0.2
7,101,818 #	Callidus Debt Partners CLO Fund VI Ltd. 6A A1T, 0.537%, 10/23/21	6,985,745	0.2
1,750,000 #	Callidus Debt Partners CLO Fund VI Ltd., 3.277%, 10/23/21	1,716,992	0.0
3,000,000 #	Canaras Summit CLO Ltd., 0.766%, 06/19/21	2,918,427	0.1
7,000,000 #	Canaras Summit CLO Ltd., 1.086%, 06/19/21	6,739,838	0.1
4,250,000 #	Carlyle High Yield Partners IX Ltd., 0.688%, 08/01/21	4,080,153	0.1
5,800,000 #	Carlyle High Yield Partners IX Ltd., 1.888%, 08/01/21	5,595,376	0.1
3,100,000 #	Castle Garden Funding, 1.034%, 10/27/20	3,047,018	0.1
3,550,000 #	Castle Garden Funding, 5.034%, 10/27/20	3,548,797	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,500,000 #	Castle Garden Funding, 6.560%, 10/27/20	$2,666,292	0.0
4,450,000 #	CIFC Funding 2006-I Ltd., 1.875%, 10/20/20	4,389,155	0.1
2,101,184 #	CIFC Funding 2006-I Ltd., 4.275%, 10/20/20	2,096,532	0.1
10,400,000 #	CIFC Funding 2006-II Ltd., 1.884%, 03/01/21	10,135,694	0.2
5,344,486 #	CIFC Funding 2006-II Ltd., 4.284%, 03/01/21	5,270,604	0.1
3,000,000 #	Clydesdale CLO 2006 Ltd, 0.954%, 12/19/18	2,903,745	0.1
4,700,000 #	ColumbusNova CLO IV Ltd 2007-2A C, 2.525%, 10/15/ 21	4,583,520	0.1
2,500,000 #	ColumbusNova CLO Ltd 2006-2A E, 4.029%, 04/04/18	2,470,840	0.0
2,500,000 #	ColumbusNova CLO Ltd 2006-II, 1.029%, 04/04/18	2,475,042	0.1
1,000,000 #	ColumbusNova CLO Ltd 2006-II, 1.779%, 04/04/18	981,708	0.0
3,100,000 #	Diamond Lake CLO Ltd., 1.883%, 12/01/19	3,032,280	0.1
6,500,000 #	Duane Street CLO II Ltd., 1.926%, 08/20/18	6,360,445	0.1
7,500,000 #	Eaton Vance CDO IX Ltd. 2007-9A D, 1.775%, 04/20/19	7,444,462	0.2
10,500,000 #	Eaton Vance CDO IX Ltd., 0.925%, 04/20/19	10,370,619	0.2
5,645,000 #	Fraser Sullivan CLO I Ltd., 2.086%, 03/15/20	5,530,694	0.1
5,100,000 #	Fraser Sullivan CLO II Ltd., 0.681%, 12/20/20	5,010,097	0.1
6,500,000 #	Fraser Sullivan CLO II Ltd., 1.001%, 12/20/20	6,357,949	0.1
3,250,000 #	Fraser Sullivan CLO II Ltd., 1.781%, 12/20/20	3,166,196	0.1
521,235 #	FRASR 2006-1A B 3/20, 0.756%, 03/15/20	520,054	0.0
1,600,000 #	Gale Force 3 CLO Ltd. 2007-3A D, 1.675%, 04/19/21	1,519,072	0.0
6,600,000 #	Gallatin CLO III 2007-1 Ltd., 1.524%, 05/15/21	6,591,743	0.2
2,875,000 #	GoldenTree Loan Opportunities III Ltd., 1.528%, 05/01/22	2,758,499	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
4,125,000 #	Goldentree Loan Opportunities V Ltd., 3.525%, 10/18/21	$4,124,827	0.1
2,500,000 #	Greens Creek Funding Ltd., 2.525%, 04/18/21	2,488,797	0.1
2,150,000 #	GSC Group CDO Fund VIII Ltd, 1.024%, 04/17/21	2,127,610	0.1
5,050,000 #	Gulf Stream - Compass CLO 2007-1A D Ltd., 3.729%, 10/28/19	5,052,914	0.1
3,825,000 #	Gulf Stream - Compass CLO, 2.279%, 10/28/19	3,825,161	0.1
1,900,000 #	Gulf Stream-Rashinban CLO 2006-1A C Ltd., 0.962%, 11/26/20	1,850,630	0.0
2,600,000 #	Invitation Homes Trust 2014-SFR2 E, 3.335%, 06/17/32	2,543,085	0.1
1,200,000 #	Katonah IX CLO Ltd., 0.997%, 01/25/19	1,168,876	0.0
2,975,711 #	Kennecott Funding Ltd., 2.076%, 01/13/18	2,965,103	0.1
4,250,000 #	Kingsland III Ltd., 0.932%, 08/24/21	4,072,099	0.1
1,500,000 #	Landmark IX CDO Ltd., 1.725%, 04/15/21	1,435,226	0.0
1,250,000 #	LCM V Ltd., 3.681%, 03/21/19	1,222,823	0.0
1,500,000 #	LCM V Ltd, 1.631%, 03/21/19	1,446,463	0.1
1,800,000 #	LightPoint CLO V, 0.989%, 08/05/19	1,771,825	0.0
2,000,000 #	LightPoint CLO V, 1.859%, 08/05/19	1,968,180	0.1
5,500,000 #	Madison Park Funding II Ltd. 2006-2A D, 5.031%, 03/25/20	5,411,406	0.1
1,500,000 #	Madison Park Funding III Ltd. 2006-3A D, 3.727%, 10/25/20	1,503,281	0.1
1,000,000 #	Madison Park Funding Ltd., 2.081%, 03/25/20	983,860	0.0
3,500,000 #	Madison Park Funding Ltd., 5.527%, 07/26/21	3,500,969	0.1
2,900,000 #	Momentum Capital Fund Ltd., 1.675%, 09/18/21	2,859,765	0.1
7,170,000 #	MSIM Peconic Bay Ltd., 2.275%, 07/20/19	7,131,820	0.2
416,881 #	Mountain Capital CLO V Ltd, 1.836%, 09/15/18	415,272	0.0
12,750,000 #	Muir Grove CLO Ltd. 2007-1A B, 2.277%, 03/25/20	12,742,388	0.3
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
4,650,000 #	Muir Grove CLO Ltd., 3.277%, 03/25/20	$4,603,556	0.1
2,500,000 #	Ocean Trails CLO I, 1.026%, 10/12/20	2,393,953	0.1
6,500,000 #	Progress Residential 2015-SFR2 Trust, 4.427%, 06/12/32	6,508,824	0.1
3,500,000 #	Race Point IV CLO Ltd., 1.028%, 08/01/21	3,491,289	0.1
1,600,000 #	Regatta Funding Ltd, 1.586%, 06/15/20	1,534,792	0.0
1,750,000 #	Sierra CLO II Ltd., 1.676%, 01/22/21	1,700,032	0.0
4,630,000 #	Springleaf Funding Trust 2015-A, 3.160%, 11/15/24	4,688,664	0.1
2,500,000 #	St James River CLO Ltd. 2007-1A D, 2.586%, 06/11/21	2,462,503	0.1
2,000,000 #	Telos CLO 2006-1A D Ltd., 1.976%, 10/11/21	1,960,556	0.0
1,400,000 #	Telos CLO 2006-1A E Ltd., 4.526%, 10/11/21	1,404,137	0.0
2,010,000 #	Trade MAPS 1 Ltd., 2.439%, 12/10/18	1,996,935	0.0
32,259,805	Other Securities	30,285,870	0.7
		318,722,950	7.1
	Total Asset-Backed Securities (Cost $410,280,909)	413,661,490	9.2
U.S. TREASURY OBLIGATIONS: 10.2%
	U.S. Treasury Bonds: 4.8%
172,000,000	2.125%, due 05/15/25	168,613,664	3.7
54,010,000	2.500%, due 02/15/45	47,317,837	1.1
		215,931,501	4.8
	U.S. Treasury Notes: 5.4%
40,306,000	0.625%, due 06/30/17	40,287,097	0.9
58,816,000	1.125%, due 06/15/18	59,008,975	1.3
44,471,000	1.500%, due 07/31/16	45,009,499	1.0
66,437,000	1.625%, due 06/30/20	66,374,682	1.5
17,882,000	1.875%, due 05/31/22	17,666,862	0.4
14,202,000	2.125%, due 06/30/22	14,248,597	0.3
		242,595,712	5.4
	Total U.S. Treasury Obligations (Cost $459,114,634)	458,527,213	10.2
U.S. GOVERNMENT AGENCY OBLIGATIONS: 34.6%
	Agency Collat CMO: 0.0%
5,460,926 ^	6.413%, due 09/25/40	1,061,148	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Bank: 0.0%
1,915,000	Other Securities	$1,854,666	0.0
	Federal Home Loan Mortgage Corporation: 11.2%##
13,600,000	1.000%, due 07/28/17	13,665,321	0.3
94,212,000 W	3.000%, due 07/01/43	93,656,293	2.1
152,057,000 W	3.500%, due 08/01/45	156,033,648	3.5
5,000,000 ^	4.000%, due 11/15/38	1,353,372	0.0
1,896,542 ^	4.000%, due 04/15/43	362,213	0.0
6,311,930 ^	4.500%, due 12/15/40	1,073,028	0.0
6,938,818 ^	4.500%, due 08/15/42	1,225,361	0.0
860,333 ^	4.954%, due 03/15/33	907,975	0.0
3,272,027 ^	5.000%, due 02/15/40	632,414	0.0
4,131,954 ^	5.000%, due 12/15/43	848,521	0.0
3,884,193 ^	5.500%, due 12/15/18	188,642	0.0
9,144,969	5.500%, due 02/15/36	10,256,504	0.2
21,252,975 ^	5.765%, due 08/15/43	4,715,504	0.1
4,097,373 ^	5.815%, due 05/15/36	430,224	0.0
5,572,930 ^	5.865%, due 07/15/40	876,488	0.0
27,717,603 ^	5.865%, due 01/15/41	4,511,591	0.1
13,413,828 ^	5.915%, due 09/15/44	2,674,382	0.1
41,921,080 ^	5.965%, due 03/15/44	6,784,688	0.2
27,447,312 ^	5.965%, due 03/15/44	4,576,507	0.1
957,233 ^	6.000%, due 04/15/33	241,656	0.0
16,624,234 ^	6.015%, due 07/15/39	2,472,855	0.1
18,386,588 ^	6.015%, due 10/15/39	3,085,109	0.1
3,636,669 ^	6.300%, due 06/15/36	591,457	0.0
12,665,929 ^	6.365%, due 05/15/41	2,779,418	0.1
30,105,269 ^	6.365%, due 11/15/41	6,735,660	0.2
4,400,855 ^	6.415%, due 09/15/33	841,352	0.0
10,413,915 ^	6.415%, due 03/15/35	1,544,389	0.0
6,543,250 ^	6.415%, due 12/15/39	834,296	0.0
16,484,188 ^	6.415%, due 01/15/40	2,761,101	0.1
23,060,678 ^	6.415%, due 09/15/42	5,316,155	0.1
15,866,020 ^	6.515%, due 11/15/25	2,202,457	0.0
13,149,859 ^	6.515%, due 04/15/40	2,392,742	0.1
3,142,533 ^	23.887%, due 01/15/36	1,712,681	0.0
155,642,097	0.536%-19.304%, due 08/23/17-06/01/45	166,836,608	3.7
		505,120,612	11.2
	Federal National Mortgage Association: 17.5%##
82,414,000 W	0.300%, due 08/01/44	81,894,081	1.8
13,462,308	0.387%, due 10/27/37	13,306,515	0.3
137,068,000 W	0.400%, due 08/01/45	144,899,606	3.2
11,700,000	0.875%, due 08/28/17	11,729,519	0.3
21,000,000	0.875%, due 12/20/17	20,982,591	0.5
49,148,000 W	2.500%, due 08/01/29	49,643,542	1.1
9,745,954 ^	3.000%, due 10/25/32	1,151,221	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
10,682,969	3.000%, due 05/01/43	$10,695,625	0.2
22,738,567	3.000%, due 07/01/43	22,758,537	0.5
16,627,181	3.000%, due 04/01/45	16,597,931	0.4
748,166 ^	3.500%, due 08/25/43	139,778	0.0
987,934 ^	4.000%, due 11/01/18	46,700	0.0
22,914,986	4.000%, due 12/01/39	24,302,682	0.5
8,313,556 ^	4.000%, due 09/25/41	1,189,427	0.0
1,119,995 ^	4.000%, due 08/25/43	221,959	0.0
13,378,000 W	4.500%, due 07/01/44	14,464,963	0.3
2,659,624 ^	5.000%, due 05/25/18	125,269	0.0
26,995,337 ^	5.000%, due 01/25/41	3,750,316	0.1
8,961,321 ^	5.000%, due 04/25/42	1,907,764	0.0
10,069,704	5.500%, due 06/01/38	11,298,380	0.3
9,081,229 ^	5.500%, due 11/25/40	1,974,720	0.0
31,871,517 ^	5.883%, due 11/25/40	4,336,601	0.1
26,861,294 ^	5.913%, due 10/25/42	5,633,351	0.1
34,561,154 ^	5.913%, due 12/25/42	6,946,792	0.2
701,549 ^	5.963%, due 03/25/42	116,549	0.0
16,566,080 ^	5.963%, due 11/25/42	3,874,818	0.1
15,459,644 ^	5.963%, due 02/25/43	3,768,288	0.1
1,687,994 ^	6.000%, due 08/25/33	415,745	0.0
20,131,781 ^	6.013%, due 06/25/33	4,456,363	0.1
12,403,742 ^	6.233%, due 06/25/40	2,130,132	0.1
6,022,582 ^	6.263%, due 02/25/42	1,042,659	0.0
7,469,929 ^	6.413%, due 10/25/40	1,433,283	0.0
13,711,530 ^	6.433%, due 06/25/40	2,387,893	0.1
13,455,182 ^	6.493%, due 10/25/35	2,590,123	0.1
2,080,151 ^	6.513%, due 08/25/26	281,884	0.0
7,268,952 ^	6.553%, due 01/25/37	1,520,767	0.0
17,260,687 ^	6.563%, due 10/25/35	3,171,651	0.1
271,849,694	0.687%-32.515%, due 06/01/16-07/01/45	297,485,477	6.6
14,128,000 W	3.000%, due 07/01/29	14,637,822	0.3
		789,311,324	17.5
	Government National Mortgage Association: 5.9%
123,677,000	3.500%, due 01/20/45	128,034,700	2.9
11,564,555 ^	4.000%, due 08/16/26	1,486,371	0.0
17,758,498	4.000%, due 03/20/45	18,939,646	0.4
7,350,903 ^	4.500%, due 12/20/37	532,940	0.0
4,647,459 ^	4.500%, due 05/20/40	679,250	0.0
3,334,075 ^	5.000%, due 11/20/39	551,530	0.0
11,445,174 ^	5.000%, due 01/20/40	2,906,061	0.1
7,525,611 ^	5.000%, due 03/20/40	1,245,178	0.0
4,037,531 ^	5.000%, due 10/20/40	686,380	0.0
10,697,243 ^	5.413%, due 06/20/44	2,219,880	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
24,604,924 ^	5.415%, due 04/16/44	$3,900,835	0.1
31,379,851 ^	5.500%, due 11/20/43	6,928,363	0.2
7,507,398 ^	5.663%, due 06/20/40	1,163,382	0.0
27,674,658 ^	5.863%, due 07/20/39	4,341,099	0.1
31,682,887 ^	5.915%, due 05/16/40	4,475,208	0.1
28,807,913 ^	6.000%, due 05/16/44	7,908,224	0.2
26,882,172 ^	6.013%, due 05/20/37	4,660,995	0.1
5,069,379 ^	6.013%, due 06/20/38	617,211	0.0
9,541,263 ^	6.013%, due 04/20/39	1,639,905	0.1
34,027,563 ^	6.015%, due 12/16/39	5,465,677	0.1
34,330,078 ^	6.015%, due 04/16/44	5,568,239	0.1
5,798,703 ^	6.113%, due 05/20/39	669,998	0.0
4,480,567 ^	6.213%, due 04/20/38	736,541	0.0
3,441,280 ^	6.315%, due 05/16/38	639,869	0.0
9,770,996 ^	6.315%, due 01/16/39	1,624,428	0.0
13,966,011 ^	6.433%, due 08/20/40	2,951,313	0.1
6,213,491 ^	6.465%, due 09/16/40	1,115,382	0.0
14,037,381 ^	6.483%, due 06/20/41	2,675,876	0.1
2,609,463 ^	6.585%, due 02/16/35	461,875	0.0
4,793,626 ^	6.813%, due 04/20/36	414,927	0.0
43,571,163	1.625%-24.623%, due 01/20/27-10/20/60	48,160,836	1.1
		263,402,119	5.9
	Total U.S. Government Agency Obligations (Cost $1,531,512,193)	1,560,749,869	34.6
FOREIGN GOVERNMENT BONDS: 0.5%
13,848,000	European Investment Bank, 1.000%, 03/15/18	13,820,955	0.3
10,705,000	Other Securities	10,661,810	0.2
	Total Foreign Government Bonds (Cost $24,311,761)	24,482,765	0.5

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 12.6%
	Affiliated Investment Companies: 12.6%
7,099,238	Voya Emerging Markets Corporate Debt Fund - Class P	69,430,552	1.5
10,882,452	Voya Emerging Markets Hard Currency Debt Fund - Class P	101,424,450	2.3
7,042,918	Voya Emerging Markets Local Currency Debt Fund - Class P	53,174,033	1.2
2,148,924	Voya Floating Rate Fund - Class P	21,618,171	0.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
13,078,888	Voya High Yield Bond Fund - Class P	$105,415,840	2.3
10,503,823	Voya Investment Grade Credit Fund - Class P	111,445,557	2.5
10,267,980	Voya Securitized Credit Fund - Class P	104,938,756	2.3
	Total Mutual Funds (Cost $593,382,834)	567,447,359	12.6
PREFERRED STOCK: 0.0%
	Financials: 0.0%
751 #,P	Ally Financial, Inc.	762,617	0.0
	Total Preferred Stock (Cost $722,838)	762,617	0.0
	Total Long-Term Investments (Cost $4,868,113,293)	4,888,702,395	108.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.6%
	Commercial Paper: 6.9%
5,000,000	American Elec Power, 0.220%, 07/15/15	4,999,550	0.1
15,000,000	American Elec Power, 0.250%, 07/13/15	14,998,650	0.4
5,000,000	Autozone Inc., 0.240%, 07/06/15	4,999,800	0.1
5,000,000	Autozone Inc., 0.260%, 07/20/15	4,999,300	0.1
4,000,000	Autozone Inc., 0.260%, 07/21/15	3,999,400	0.1
10,000,000	Campbell Soup Co., 0.300%, 09/17/15	9,993,600	0.2
5,000,000	Campbell Soup Co., 0.450%, 12/07/15	4,990,200	0.1
22,500,000	Consolidated Edison Inc., 0.180%, 07/06/15	22,499,325	0.5
61,558,000	Crown PT, 07/01/15	61,558,000	1.4
5,000,000	CVS Health, 0.270%, 07/31/15	4,998,850	0.1
10,000,000	CVS Health, 0.260%, 07/24/15	9,998,300	0.2
12,500,000	Duke Energy, 0.240%, 07/06/15	12,499,500	0.3
7,500,000	Duke Energy, 0.280%, 08/03/15	7,498,050	0.1
17,000,000	Kellogg Co., 0.260%, 07/10/15	16,998,810	0.4
10,000,000	Kroger, 0.260%, 07/20/15	9,998,600	0.2
34,500,000	Kroger, 0.240%, 07/01/15	34,499,770	0.8

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
6,000,000	McDonalds Corp., 0.180%, 07/14/15	$5,999,580	0.1
4,500,000	Mondelez Intl., 0.270%, 07/28/15	4,499,055	0.1
13,000,000	Mondelez Intl., 0.320%, 09/09/15	12,991,940	0.3
3,000,000	Mondelez Intl., 0.230%, 07/14/15	2,999,730	0.1
10,000,000	Monsanto Co., 0.290%, 08/10/15	9,996,800	0.2
5,000,000	Monsanto Co., 0.290%, 08/17/15	4,998,100	0.1
5,000,000	Monsanto Co., 0.300%, 08/24/15	4,997,750	0.1
20,000,000	NBC Universal Enterprise, 0.250%, 07/13/15	19,998,200	0.5
5,000,000	Virginia Electric & Power Co., 0.260%, 08/17/15	4,998,300	0.1
10,000,000	Virginia Electric & Power Co., 0.290%, 09/08/15	9,994,500	0.2
		311,003,660	6.9
	Securities Lending Collateralcc: 0.3%
3,333,273	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $3,333,287, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $3,399,938, due 07/15/15-05/20/65)	3,333,273	0.1
2,454,811	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $2,454,823, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $2,503,895, due 11/15/15-03/01/48)	2,454,811
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
3,333,300	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $3,333,316, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $3,399,966, due 01/15/17- 08/15/42)	$3,333,300	0.1
3,333,273	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $3,333,286, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,399,939, due 07/31/15-05/20/65)	3,333,273	0.1
1,580,131	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $1,580,140, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,612,339, due 01/15/17- 01/15/29)	1,580,131	0.0
		14,034,788	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
18,386,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $18,386,000)	$18,386,000	0.4
	Total Short-Term Investments (Cost $343,390,679)	343,424,448	7.6
	Total Investments in Securities (Cost $5,211,503,972)	$5,232,126,843	116.1
	Liabilities in Excess of Other Assets	(724,023,764)	(16.1)
	Net Assets	$4,508,103,079	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

P
Preferred Stock may be called prior to convertible date.

cc
Represents securities purchased with cash collateral received for securities on loan.

W
Settlement is on a when-issued or delayed-delivery basis.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

^
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $5,214,949,560.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$80,496,831
Gross Unrealized Depreciation	(63,319,548)
Net Unrealized Appreciation	$17,177,283

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Mutual Funds	$567,447,359	$—	$—	$567,447,359
Preferred Stock	—	762,617	—	762,617
Corporate Bonds/Notes	—	1,391,251,922	—	1,391,251,922
Collateralized Mortgage Obligations	—	471,819,160	—	471,819,160
Short-Term Investments	18,386,000	325,038,448	—	343,424,448
U.S. Treasury Obligations	—	458,527,213	—	458,527,213
U.S. Government Agency Obligations	—	1,560,749,869	—	1,560,749,869
Asset-Backed Securities	—	413,661,490	—	413,661,490
Foreign Government Bonds	—	24,482,765	—	24,482,765
Total Investments, at fair value	$585,833,359	$4,646,293,484	$—	$5,232,126,843
Other Financial Instruments+
Centrally Cleared Swaps	—	14,700,651	—	14,700,651
Forward Foreign Currency Contracts	—	947,562	—	947,562
Futures	627,498	—	—	627,498
Total Assets	$586,460,857	$4,661,941,697	$—	$5,248,402,554

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(15,775,785)	$—	$(15,775,785)
Forward Foreign Currency Contracts	—	(2,024,444)	—	(2,024,444)
Futures	(5,614,222)	—	—	(5,614,222)
Total Liabilities	$(5,614,222)	$(17,800,229)	$—	$(23,414,451)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2015	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund – Class P	$67,321,662	$1,699,148	$—	$409,742	$69,430,552	$1,699,147	$—	$—
Voya Emerging Markets Hard Currency Debt Fund – Class P	127,656,962	3,231,026	(30,545,122)	1,081,584	101,424,450	3,231,026	(2,019,122)	—
Voya Emerging Markets Local Currency Debt Fund – Class P	55,850,342	—	—	(2,676,309)	53,174,033	—	—	—
Voya Floating Rate Fund – Class P	21,006,226	487,034	—	124,911	21,618,171	487,034	—	—
Voya High Yield Bond Fund – Class P	97,142,654	8,126,359	—	146,827	105,415,840	3,126,164	—	—
Voya Investment Grade Credit Fund – Class P	111,937,388	2,150,098	—	(2,641,929)	111,445,557	2,150,117	—	—
Voya Securitized Credit Fund – Class P	102,238,782	2,299,840	—	400,134	104,938,756	2,299,840	—	—
	$583,154,016	$17,993,505	$(30,545,122)	$(3,155,040)	$567,447,359	$12,993,328	$(2,019,122)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2015, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:
Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EU Euro	19,957,775	Buy	08/14/15	$22,641,750	$22,263,345	$(378,405)
Barclays Bank PLC	Singapore Dollar	1,301,141	Buy	08/14/15	981,172	965,406	(15,766)
Goldman Sachs & Co.	EU Euro	19,960,164	Buy	08/14/15	22,641,750	22,266,011	(375,739)
Goldman Sachs & Co.	EU Euro	20,143,904	Buy	08/14/15	22,641,750	22,470,977	(170,773)
Goldman Sachs & Co.	EU Euro	20,141,933	Buy	08/14/15	22,641,750	22,468,778	(172,972)
Morgan Stanley	Czech Koruna	19,403,537	Buy	09/11/15	811,396	794,048	(17,348)
Morgan Stanley	EU Euro	3,402,925	Buy	08/14/15	3,861,729	3,796,039	(65,690)
							$(1,196,693)
Barclays Bank PLC	Japanese Yen	2,792,709,295	Sell	08/14/15	$22,641,750	$22,830,943	$(189,193)
Barclays Bank PLC	Turkish Lira	11,701,978	Sell	09/11/15	4,220,190	4,276,971	(56,781)
Citigroup, Inc.	Mexican Peso	78,679,027	Sell	09/11/15	5,145,295	4,980,266	165,029
Citigroup, Inc.	Philippine Peso	30,666,070	Sell	08/14/15	685,888	678,885	7,003
Deutsche Bank AG	EU Euro	20,300,476	Sell	08/14/15	22,641,750	22,645,636	(3,886)
Deutsche Bank AG	Japanese Yen	2,792,651,785	Sell	08/14/15	22,641,750	22,830,473	(188,723)
Deutsche Bank AG	Japanese Yen	2,792,742,352	Sell	08/14/15	22,641,750	22,831,213	(189,463)
Deutsche Bank AG	Romanian New Leu	2,063,414	Sell	09/11/15	523,778	513,522	10,256
Deutsche Bank AG	Malaysian Ringgit	20,214,909	Sell	08/14/15	5,629,796	5,365,973	263,823
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	EU Euro	20,291,243	Sell	08/14/15	22,641,750	22,635,337	6,413
Goldman Sachs & Co.	EU Euro	20,290,866	Sell	08/14/15	22,641,750	22,634,917	6,833
Goldman Sachs & Co.	EU Euro	20,292,692	Sell	08/14/15	22,641,750	22,636,953	4,797
Goldman Sachs & Co.	Japanese Yen	2,792,404,763	Sell	08/14/15	22,641,750	22,828,453	(186,703)
HSBC Bank PLC	Peruvian Nuevo Sol	6,689,361	Sell	09/11/15	2,085,212	2,081,890	3,322
JPMorgan Chase & Co.	Brazilian Real	10,946,559	Sell	09/11/15	3,488,387	3,429,908	58,479
JPMorgan Chase & Co.	Indonesian Rupiah	50,194,746,125	Sell	08/14/15	3,716,202	3,721,990	(5,788)
Morgan Stanley	Colombian Peso	6,651,495,118	Sell	09/11/15	2,603,325	2,533,016	70,309
Morgan Stanley	Chilean Peso	200,391,584	Sell	09/11/15	315,279	311,350	3,929
Morgan Stanley	South African Rand	56,586,342	Sell	09/11/15	4,585,356	4,592,570	(7,214)
Morgan Stanley	Hungarian Forint	884,306,740	Sell	09/11/15	3,233,860	3,121,629	112,231
Morgan Stanley	Polish Zloty	13,782,743	Sell	09/11/15	3,762,759	3,658,548	104,211
Morgan Stanley	Russian Ruble	225,086,922	Sell	09/11/15	4,079,140	3,975,945	103,195
Morgan Stanley	Thai Baht	142,019,697	Sell	08/14/15	4,226,148	4,198,416	27,732
							$119,811

At June 30, 2015, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	437	09/21/15	$55,137,112	$411,542
U.S. Treasury 2-Year Note	570	09/30/15	124,794,375	215,956
U.S. Treasury Long Bond	137	09/21/15	20,665,594	(478,916)
U.S. Treasury Ultra Long Bond	917	09/21/15	141,275,312	(4,822,700)
			$341,872,393	$(4,674,118)
Short Contracts
U.S. Treasury 5-Year Note	(5,792)	09/30/15	(690,741,236)	(312,606)
			$(690,741,236)	$(312,606)

At June 30, 2015, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:
	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD	444,148,000	$(977,861)	$(977,861)
Receive a fixed rate equal to 2.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/05/19	USD	905,910,000	14,490,621	14,490,621
Receive a fixed rate equal to 2.408% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/30/24	USD	230,707,000	210,030	210,030
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.760%	Chicago Mercantile Exchange	11/05/24	USD	480,130,000	(14,797,924)	(14,797,924)
					$(1,075,134)	$(1,075,134)

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$947,562
Interest rate contracts	Net Assets — Unrealized appreciation*	627,498
Interest rate contracts	Net Assets — Unrealized appreciation**	14,700,651
Total Asset Derivatives		$16,275,711
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,024,444
Interest rate contracts	Net Assets — Unrealized depreciation*	5,614,222
Interest rate contracts	Net Assets — Unrealized depreciation**	15,775,785
Total Liability Derivatives		$23,414,451

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

**
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$2,476,621	$—	$2,476,621
Foreign exchange contracts	—	455,350	—	—	—	455,350
Interest rate contracts	(4,404,986)	—	(14,955,841)	1,232,291	(1,886,618)	(20,015,154)
Total	$(4,404,986)	$455,350	$(14,955,841)	$3,708,912	$(1,886,618)	$(17,083,183)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$(2,438,471)	$(2,438,471)
Foreign exchange contracts	—	(798,760)	—	—	(798,760)
Interest rate contracts	4,856,184	—	(7,929,475)	4,714,138	1,640,847
Total	$4,856,184	$(798,760)	$(7,929,475)	$2,275,667	$(1,596,384)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2015:
	Barclays Bank PLC	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank PLC	JPMorgan Chase & Co.	Morgan Stanley	Totals
Assets:
Forward foreign currency contracts	$—	$172,032	$274,079	$18,043	$3,322	$58,479	$421,607	$947,562
Total Assets	$—	$172,032	$274,079	$18,043	$3,322	$58,479	$421,607	$947,562
Liabilities:
Forward foreign currency contracts	$640,145	$—	$382,072	$906,187	$—	$5,788	$90,252	$2,024,444
Total Liabilities	$640,145	$—	$382,072	$906,187	$—	$5,788	$90,252	$2,024,444
Net OTC derivative instruments by counterparty, at fair value	$(640,145)	$172,032	$(107,993)	$(888,144)	$3,322	$52,691	$331,355	(1,076,882)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(640,145)	$172,032	$(107,993)	$(888,144)	$3,322	$52,691	$331,355	$(1,076,882)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Money Market Portfolio	as of June 30, 2015 (Unaudited)

Investment Type Allocation as of June 30, 2015 (as a percentage of net assets)

Certificates of Deposit	21.7%
Asset Backed Commercial Paper	18.7%
Other Note	17.9%
Financial Company Commercial Paper	13.5%
Government Agency Debt	9.4%
Investment Companies	8.0%
Treasury Debt	7.7%
Other Commercial Paper	1.7%
Government Agency Repurchase Agreement	1.3%
Assets in Excess of Other Liabilities	0.1%
Net Assets	100.0%
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
Asset Backed Commercial Paper: 18.7%
5,200,000	Barton Capital LLC, 0.132%, due 07/02/15	$5,199,981	0.9
250,000	Barton Capital LLC, 0.203%, due 08/03/15	249,954	0.0
600,000	Barton Capital LLC, 0.216%, due 08/06/15	599,880	0.1
11,900,000 #	Barton Capital LLC, 0.265%, due 07/16/15	11,900,000	2.1
12,750,000	Concord Minutemen Capital Co., 0.238%, due 07/06/15	12,749,584	2.2
10,450,000	Concord Minutemen Capital Co., 0.325%, due 07/01/15	10,450,000	1.8
7,100,000	Crown Point Capital Co., 0.184%, due 07/06/15	7,099,825	1.2
16,500,000	Crown Point Capital Co., 0.325%, due 07/01/15	16,500,000	2.9
7,850,000	Jupiter Securitization Company LLC, 0.183%, due 07/06/15	7,849,804	1.4
9,200,000	Jupiter Securitization Company LLC, 0.284%, due 09/24/15	9,193,918	1.6
15,500,000	Old Line Funding LLC, 0.264%, due 07/07/15	15,499,328	2.7
7,700,000 #	Old Line Funding LLC, 0.305%, due 07/20/15	7,700,000	1.4
2,000,000	Thunder Bay Funding LLC, 0.162%, due 07/01/15	2,000,000	0.4
	Total Asset Backed Commercial Paper (Cost $106,992,274)	106,992,274	18.7

Principal Amount†		Value	Percentage of Net Assets
Certificates of Deposit: 21.7%
10,150,000	Bank of Tokyo - Mitsubishi UFJ NY, 0.250%, due 08/05/ 15	$10,150,492	1.8
5,050,000 #	Barton Capital LLC, 0.214%, due 07/15/15	5,050,000	0.9
7,400,000	Credit Suisse New York, 0.230%, due 08/03/15	7,400,000	1.3
10,250,000	Mizuho Bank Ltd./NY, 0.250%, due 08/03/15	10,250,469	1.8
350,000	Mizuho Bank Ltd./NY, 0.260%, due 07/13/15	350,007	0.1
6,900,000	Mizuho Bank Ltd./NY, 0.260%, due 08/07/15	6,900,212	1.2
5,250,000	Mizuho Bank Ltd./NY, 0.270%, due 07/31/15	5,250,262	0.9
6,850,000	Nordea Bank Finland NY, 0.185%, due 07/07/15	6,850,040	1.2
16,250,000	Nordea Bank Finland NY, 0.214%, due 07/15/15	16,250,000	2.8
7,450,000	Skandinav Enskilda Bank NY, 0.250%, due 07/02/15	7,450,019	1.3
2,000,000	Skandinaviska Enskilda Banken AB, 0.122%, due 07/07/15	1,999,960	0.4
10,800,000	Sumitomo Mitsui Bank NY, 0.160%, due 07/06/15	10,800,000	1.9
12,000,000	Sumitomo Mitsui Bank NY, 0.180%, due 07/06/15	12,000,000	2.1
1,200,000	Svenska Handelsbanken NY, 0.190%, due 07/01/15	1,200,000	0.2
750,000	Svenska Handelsbanken NY, 0.205%, due 08/06/15	750,034	0.1
21,250,000 #	Thunder Bay Funding LLC, 0.288%, due 07/13/15	21,250,000	3.7
	Total Certificates of Deposit (Cost $123,901,495)	123,901,495	21.7
Financial Company Commercial Paper: 13.5%
14,500,000 #	Australia & New Zealand Banking Group Ltd., 0.338%, due 07/20/15	14,500,000	2.5
13,000,000	Bank of Tokyo - Mitsubishi UFJ NY, 0.167%, due 07/01/ 15	13,000,000	2.3
15,500,000	Credit Suisse New York, 0.260%, due 07/02/15	15,499,890	2.7
500,000	Nordea Bank AB, 0.203%, due 07/06/15	499,986	0.1
5,000,000	PNC Bank NA, 0.203%, due 07/01/15	5,000,000	0.9

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Money Market Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
Financial Company Commercial Paper: (continued)
4,500,000	Skandinaviska Enskilda Banken AB, 0.152%, due 07/06/15	$4,499,906	0.8
22,400,000	Societe Generale, 0.204%, due 08/03/15	22,395,876	3.9
1,235,000	Societe Generale, 0.234%, due 07/02/15	1,234,992	0.2
600,000	UBS Finance Delaware LLC, 0.203%, due 08/03/15	599,890	0.1
	Total Financial Company Commercial Paper (Cost $77,230,540)	77,230,540	13.5
Government Agency Debt: 9.4%
7,620,000 Z	Federal Home Loan Bank Discount Notes, 0.066%, due 08/14/15	7,619,398	1.3
2,000,000 Z	Federal Home Loan Bank Discount Notes, 0.066%, due 08/19/15	1,999,823	0.4
6,000,000 Z	Federal Home Loan Bank Discount Notes, 0.067%, due 08/21/15	5,999,439	1.0
12,170,000 Z	Federal Home Loan Bank Discount Notes, 0.071%, due 08/12/15	12,168,998	2.1
4,000,000 Z	Federal Home Loan Bank Discount Notes, 0.071%, due 08/05/15	3,999,728	0.7
750,000 Z	Federal Home Loan Bank Discount Notes, 0.081%, due 08/26/15	749,906	0.1
2,000,000 Z	Federal Home Loan Bank Discount Notes, 0.091%, due 09/15/15	1,999,620	0.3
500,000 Z	Freddie Mac Discount Notes, 0.056%, due 08/28/15	499,952	0.1
1,560,000 Z	Freddie Mac Discount Notes, 0.071%, due 07/24/15	1,559,930	0.3
2,000,000 Z	Freddie Mac Discount Notes, 0.071%, due 07/27/15	1,999,899	0.4
12,100,000 Z	Freddie Mac Discount Notes, 0.071%, due 09/17/15	12,098,165	2.1
3,250,000 Z	Freddie Mac Discount Notes, 0.117%, due 08/14/15	3,249,543	0.6
	Total Government Agency Debt (Cost $53,944,401)	53,944,401	9.4

Principal Amount†		Value	Percentage of Net Assets
Government Agency Repurchase Agreement: 1.3%
7,204,000	Morgan Stanley Repurchase Agreement dated 6/30/2015, 0.07%, due 7/01/15, $7,204,014 to be received upon repurchase (Collateralized by $7,499,470, Various US Gov Agency Oblig, 0.0-2.83%, Market Value plus accrued interest $7,348,082 due 7/23/15-4/15/ 30)	$7,204,000	1.3
	Total Government Agency Repurchase Agreement (Cost $7,204,000)	7,204,000	1.3
Investment Companies: 8.0%
23,000,000	BlackRock Liquidity Funds, TempCash, Institutional, 0.088%, due 07/01/15	23,000,000	4.0
23,000,000	BlackRock Liquidity Funds, TempFund, Institutional, 0.084%, due 07/01/15	23,000,000	4.0
	Total Investment Companies (Cost $46,000,000)	46,000,000	8.0
Other Commercial Paper: 1.7%
3,000,000	Cargill, Inc., 0.081%, due 07/08/15	2,999,953	0.5
6,772,000	Cargill, Inc., 0.112%, due 07/06/15	6,771,897	1.2
	Total Other Commercial Paper (Cost $9,771,850)	9,771,850	1.7
Other Note: 17.9%
1,250,000	General Electric Capital Corp., 0.474%, due 07/10/15	1,251,365	0.2
11,600,000	JPMorgan Chase Bank NA, 0.356%, due 07/22/15	11,600,192	2.0
15,250,000 #	Royal Bank of Canada, 0.408%, due 07/01/15	15,250,000	2.7
12,000,000	Svenska Handelsbanken AB, 0.386%, due 07/07/15	12,000,000	2.1
3,000,000 #	Svenska Handelsbanken AB, 0.456%, due 07/06/15	3,000,000	0.5
11,350,000 #	Toronto-Dominion Bank, 2.200%, due 07/29/15	11,366,700	2.0
8,500,000	Toyota Motor Credit Corp., 0.302%, due 09/14/15	8,500,000	1.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Money Market Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
Other Note: (continued)
16,750,000	Wells Fargo Bank NA, 0.380%, due 09/24/15	$16,750,000	2.9
7,825,000 #	Westpac Banking Corp., 1.375%, due 07/17/15	7,828,823	1.4
14,750,000	Westpac Banking Corp, 0.533%, due 07/28/15	14,750,000	2.6
	Total Other Note (Cost $102,297,080)	102,297,080	17.9
Treasury Debt: 7.7%
43,911,000	United States Treasury Bill, 0.065%, due 12/24/15	43,897,168	7.7
	Total Treasury Debt (Cost $43,897,168)	43,897,168	7.7
	Total Investments in Securities (Cost $571,238,808)	$571,238,808	99.9
	Assets in Excess of Other Liabilities	286,380	0.1
	Net Assets	$571,525,188	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Z
Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is the same as for financial statement purposes.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	—
Net Unrealized Depreciation	$—

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Other Note	$—	$102,297,080	$—	$102,297,080
Government Agency Debt	—	53,944,401	—	53,944,401
Government Agency Repurchase Agreement	—	7,204,000	—	7,204,000
Treasury Debt	—	43,897,168	—	43,897,168
Other Commercial Paper	—	9,771,850	—	9,771,850
Certificates of Deposit	—	123,901,495	—	123,901,495
Financial Company Commercial Paper	—	77,230,540	—	77,230,540
Investment Companies	46,000,000	—	—	46,000,000
Asset Backed Commercial Paper	—	106,992,274	—	106,992,274
Total Investments, at fair value	$46,000,000	$525,238,808	$—	$571,238,808

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Money Market Portfolio	as of June 30, 2015 (Unaudited) (continued)

The following table is a summary of the Portfolio’s repurchase agreements by counterparty which are subject to offset under a MRA as of June 30, 2015.
Counterparty	Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Morgan Stanley	$7,204,000	$(7,204,000)	$—
Totals	$7,204,000	$(7,204,000)	$—

(1)
Collateral with a fair value of  $7,499,470 has been pledged in connection with the above repurchase agreement.

Excess collateral received from the individual counterparty is not shown for financial reporting purposes.
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Financials	23.8%
Information Technology	17.0%
Industrials	16.6%
Consumer Discretionary	13.6%
Health Care	13.4%
Materials	4.4%
Energy	3.0%
Utilities	2.0%
Consumer Staples	2.0%
Exchange-Traded Funds	0.6%
Assets in Excess of Other Liabilities*	3.6%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.8%
	Consumer Discretionary: 13.6%
407,901 @	Belmond Ltd	$5,094,684	0.8
91,800	Cheesecake Factory	5,006,313	0.8
74,800	Childrens Place Retail Stores, Inc.	4,892,668	0.7
178,600	Finish Line, Inc.	4,968,652	0.8
60,400	Jack in the Box, Inc.	5,324,864	0.8
89,950	Monro Muffler Brake, Inc.	5,591,292	0.9
67,900	Papa John’s International, Inc.	5,133,919	0.8
48,300	Vail Resorts, Inc.	5,274,360	0.8
192,200	Wolverine World Wide, Inc.	5,473,856	0.8
1,279,430	Other Securities(a)	41,345,784	6.4
		88,106,392	13.6
	Consumer Staples: 2.0%
333,810	Other Securities	12,667,438	2.0
	Energy: 3.0%
106,300 @	Carrizo Oil & Gas, Inc.	5,234,212	0.8
2,495,742	Other Securities(a)	14,526,052	2.2
		19,760,264	3.0
	Financials: 23.8%
124,535 @	Encore Capital Group, Inc.	5,322,626	0.8
98,603	Evercore Partners, Inc.	5,320,618	0.8
161,979	First American Financial Corp.	6,027,239	0.9
153,518	LaSalle Hotel Properties	5,443,748	0.9
185,300	MB Financial, Inc.	6,381,732	1.0
111,100	PacWest Bancorp	5,195,036	0.8
349,700	Radian Group, Inc.	6,560,372	1.0
33,533 @	Signature Bank	4,908,896	0.8
78,200	South State Corp.	5,942,418	0.9
100,785 @	Stifel Financial Corp.	5,819,326	0.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
34,624 @	SVB Financial Group	$4,985,163	0.8
124,700	Webster Financial Corp.	4,931,885	0.8
3,329,388	Other Securities	86,740,588	13.4
		153,579,647	23.8
	Health Care: 13.4%
82,249 @	Amsurg Corp.	5,753,317	0.9
98,100 @	Greatbatch, Inc.	5,289,552	0.8
151,949	Healthsouth Corp.	6,998,771	1.1
94,800	Hill-Rom Holdings, Inc.	5,150,484	0.8
80,480	Steris Corp.	5,186,131	0.8
61,700 @	WellCare Health Plans, Inc.	5,234,011	0.8
1,448,839	Other Securities(a)	52,902,282	8.2
		86,514,548	13.4
	Industrials: 16.6%
140,700	Barnes Group, Inc.	5,485,893	0.8
205,600	Brady Corp.	5,086,544	0.8
89,000	Clarcor, Inc.	5,539,360	0.9
151,517	Healthcare Services Group, Inc.	5,007,637	0.8
73,700	Orbital ATK, Inc.	5,406,632	0.8
86,900	Toro Co.	5,890,082	0.9
106,100	Watts Water Technologies, Inc.	5,501,285	0.9
93,200	Woodward, Inc.	5,125,068	0.8
1,967,630	Other Securities	64,005,631	9.9
		107,048,132	16.6
	Information Technology: 17.0%
127,012 @	Blackhawk Network Holdings, Inc.	5,232,895	0.8
162,866 @	Cardtronics, Inc.	6,034,185	0.9
118,500 @	Commvault Systems, Inc.	5,025,585	0.8
185,100 @	Cornerstone OnDemand, Inc.	6,441,480	1.0
84,700	j2 Global, Inc.	5,754,518	0.9
63,200	Littelfuse, Inc.	5,997,048	0.9
184,800 @	Microsemi Corp.	6,458,760	1.0
87,600	Plantronics, Inc.	4,932,756	0.8
165,900 @	QLIK Technologies, Inc.	5,799,864	0.9
33,100 @	Ultimate Software Group, Inc.	5,439,654	0.8
45,300 @	WEX, Inc.	5,162,841	0.8
1,761,745	Other Securities	47,543,687	7.4
		109,823,273	17.0
	Materials: 4.4%
327,100	Commercial Metals Co.	5,259,768	0.8
151,800	HB Fuller Co.	6,166,116	0.9
82,300	Minerals Technologies, Inc.	5,607,099	0.9
1,402,900	Other Securities	11,526,756	1.8
		28,559,739	4.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 2.0%
342,468	Other Securities	$12,991,226	2.0
	Total Common Stock (Cost $495,898,924)	619,050,659	95.8
EXCHANGE-TRADED FUNDS: 0.6%
26,900	Other Securities	3,358,734	0.6
	Total Exchange- Traded Funds (Cost $3,071,821)	3,358,734	0.6
	Total Long-Term Investments (Cost $498,970,745)	622,409,393	96.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.8%
	Securities Lending Collateralcc: 1.8%
2,764,674	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $2,764,685, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $2,819,967, due 07/15/15-05/20/65)	2,764,674	0.4
2,243,337	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $2,243,348, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $2,288,193, due 11/15/15-03/01/48)	2,243,337	0.4
2,764,700	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $2,764,713, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $2,819,994, due 01/15/17-08/15/42)	2,764,700	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
2,764,674	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $2,764,685, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,819,968, due 07/31/15-05/20/65)	$2,764,674	0.4
1,103,323	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $1,103,329, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,125,812, due 01/15/17-01/15/29)	1,103,323	0.2
		11,640,708	1.8
Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.0%
26,134,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $26,134,000)	26,134,000	4.0
	Total Short-Term Investments (Cost $37,774,708)	37,774,708	5.8
	Total Investments in Securities (Cost $536,745,453)	$660,184,101	102.2
	Liabilities in Excess of Other Assets	(13,904,862)	(2.2)
	Net Assets	$646,279,239	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2015 (Unaudited) (continued)

†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $539,803,744.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$151,756,724
Gross Unrealized Depreciation	(31,376,367)
Net Unrealized Appreciation	$120,380,357

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$619,050,659	$—	$—	$619,050,659
Exchange-Traded Funds	3,358,734	—	—	3,358,734
Short-Term Investments	26,134,000	11,640,708	—	37,774,708
Total Investments, at fair value	$648,543,393	$11,640,708	$—	$660,184,101

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

APPROVAL OF AMENDED AND RESTATED INVESTMENT MANAGEMENT AGREEMENTS
At a meeting held on March 12, 2015, the Boards of Directors/Trustees (the “Board”) of Voya Balanced Portfolio, Inc., Voya Intermediate Bond Portfolio, Voya Money Market Portfolio, Voya Variable Funds, and Voya Variable Portfolios, Inc. (each a “Registrant” and collectively, the “Registrants”), including a majority of Board members who have no direct or indirect interest in the advisory agreements (“Independent Directors/Trustees”) of Voya Balanced Portfolio, Voya Global Value Advantage Portfolio, Voya Growth and Income Portfolio, Voya Intermediate Bond Portfolio, Voya Money Market Portfolio, and Voya Small Company Portfolio (each a “Portfolio” and collectively, the “Portfolios”), each a Registrant or a series of a Registrant, approved amending and restating the Investment Management Agreements on behalf of the Portfolios with Voya Investments, LLC (the “Adviser”) so that, effective May 1, 2015, the terms of each Portfolio’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Portfolio’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolio and, under each Portfolio’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Portfolio.
In connection with its review, the Board determined that it did not need to consider certain factors it typically considers during its review of the Portfolios’ advisory agreements because it had reviewed, among other matters, the nature, extent and quality of services being provided and, as applicable, actions taken in certain instances to improve the relationship between the costs and the quality of services being provided, on September 12, 2014, when it renewed the Agreements. On September 12, 2014, the Board concluded, in light of all factors it considered, to renew the Agreements and that the fee rates set forth in the Agreements were fair and reasonable. Among other factors considered at that meeting, the Board considered: (1) the nature, extent and quality of services provided under the Agreements; (2) the extent to which economies of scale are reflected in fee rate schedules under the Agreements; (3) the existence of any “fall-out” benefits to the Adviser and its affiliates; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by the Adviser and its affiliates with respect to their services to the Portfolios. A further description of the process followed by the Board in approving the Agreements on September 12, 2014, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolios’ annual report to shareholders for the period ended December 31, 2014.
On March 12, 2015, the Board, including the Independent Directors/Trustees, approved the Amended and Restated Investment Management Agreements. In analyzing whether to approve the Amended and Restated Investment Management Agreements, the Board did consider, among other things: (1) a memorandum and related materials outlining the terms of these Agreements and Management’s rationale for proposing the amendments that combine the terms of each Portfolio’s investment management and administrative services arrangements under a single agreement; (2) Management’s representations that, under the Amended and Restated Investment Management Agreements, there would be no change in the fees payable for the combination of advisory and administrative services provided to the Portfolios; (3) Management’s confirmation that the implementation of the Amended and Restated Investment Management Agreements would result in no change in the scope of services that the Adviser provides to the Portfolios and that the personnel who have provided administrative and advisory services to the Portfolios previously would continue to do so after the Amended and Restated Investment Management Agreements become effective; and (4) representations from Management that the combination of the Agreements better aligns the Portfolios’ contracts with the manner in which the Adviser and its affiliates provide such services to the Portfolios. In approving the amendments to the Portfolios’ Investment Management Agreements, different Board members may have given different weight to different individual factors and related conclusions.

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com

VPSAR-CAPAPALL         (0615-082515)

Item 2. Code of Ethics.
Not required for semi-annual filing.
Item 3. Audit Committee Financial Expert.
Not required for semi-annual filing.
Item 4. Principal Accountant Fees and Services.
Not required for semi-annual filing.
Item 5. Audit Committee of Listed Registrants.
Not required for semi-annual filing.
Item 6. Schedule of Investments.
Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.
The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.
The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.
Item 11. Controls and Procedures.
(a)
Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)
There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1)
The Code of Ethics is not required for the semi-annual filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)
Not required for semi-annual filing.

(b)
The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant): Voya Money Market Portfolio
By	/s/ Shaun P. Mathews Shaun P. Mathews President and Chief Executive Officer
Date: September 4, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By	/s/ Shaun P. Mathews Shaun P. Mathews President and Chief Executive Officer
Date: September 4, 2015
By	/s/ Todd Modic Todd Modic Senior Vice President and Chief Financial Officer
Date: September 4, 2015